UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2012

1.802153.108

AIR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AEROSPACE & DEFENSE - 29.9%
Aerospace & Defense - 29.9%
Bombardier, Inc. Class B (sub. vtg.)	130,600	$ 477,967
Embraer SA sponsored ADR	32,800	924,960
Goodrich Corp.	34,400	4,326,488
Meggitt PLC	59,845	349,592
Precision Castparts Corp.	19,900	3,307,579
Rockwell Collins, Inc.	66,300	3,339,531
Textron, Inc.	130,800	3,090,804
The Boeing Co.	48,800	3,396,968
TransDigm Group, Inc. (a)	4,000	492,000
United Technologies Corp.	13,500	1,000,485
		20,706,374
AIR FREIGHT & LOGISTICS - 29.5%
Air Freight & Logistics - 29.5%
Air Transport Services Group, Inc. (a)	66,200	335,634
C.H. Robinson Worldwide, Inc.	32,200	1,875,972
Expeditors International of Washington, Inc.	34,700	1,327,275
FedEx Corp.	38,700	3,449,718
Pacer International, Inc. (a)	83,400	470,376
United Parcel Service, Inc. Class B	137,500	10,304,251
UTI Worldwide, Inc.	172,900	2,704,156
		20,467,382
AIRLINES - 32.8%
Airlines - 32.8%
Alaska Air Group, Inc. (a)	55,400	1,900,220
Allegiant Travel Co. (a)	19,500	1,264,575
Copa Holdings SA Class A	15,500	1,286,810
Dart Group PLC	441,486	450,419
Delta Air Lines, Inc. (a)	318,902	3,858,714
JetBlue Airways Corp. (a)(d)	149,800	783,454
Ryanair Holdings PLC sponsored ADR (a)	101,400	3,112,980
SkyWest, Inc.	30,000	211,500
Southwest Airlines Co.	352,900	3,186,687
United Continental Holdings, Inc. (a)(d)	132,785	3,342,198
US Airways Group, Inc. (a)(d)	128,000	1,692,160
WestJet Airlines Ltd.	110,000	1,629,472
		22,719,189

	Shares	Value
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
ASL Marine Holdings Ltd.	562,000	$ 248,595
MEDIA - 0.2%
Movies & Entertainment - 0.2%
Advanced Inflight Alliance AG	26,100	121,643
ROAD & RAIL - 0.8%
Trucking - 0.8%
Tegma Gestao Logistica SA	40,200	587,996
TRANSPORTATION INFRASTRUCTURE - 1.1%
Airport Services - 1.1%
Wesco Aircraft Holdings, Inc. (a)	54,300	753,141
TOTAL COMMON STOCKS (Cost $54,543,621)		65,604,320
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.17% (b)	3,617,485	3,617,485
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,740,750	1,740,750
TOTAL MONEY MARKET FUNDS (Cost $5,358,235)		5,358,235
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $59,901,856)	70,962,555
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(1,643,401)
NET ASSETS - 100%	$ 69,319,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,364
Fidelity Securities Lending Cash Central Fund	865
Total	$ 2,229
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 65,604,320	$ 64,682,666	$ 921,654	$ -
Money Market Funds	5,358,235	5,358,235	-	-
Total Investments in Securities:	$ 70,962,555	$ 70,040,901	$ 921,654	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $60,045,350. Net unrealized appreciation aggregated $10,917,205, of which $12,416,188 related to appreciated investment securities and $1,498,983 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2012

1.802157.108

BRO-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC	100	$ 423
CAPITAL MARKETS - 59.6%
Asset Management & Custody Banks - 41.7%
A.F.P. Provida SA sponsored ADR	148,539	10,889,394
Affiliated Managers Group, Inc. (a)	22,418	2,310,623
AllianceBernstein Holding LP	185,000	2,386,500
American Capital Ltd. (a)	677,400	6,272,724
Ameriprise Financial, Inc.	137,900	6,608,168
Apollo Global Management LLC Class A	660,532	7,708,408
Apollo Investment Corp.	76,543	569,480
Artio Global Investors, Inc. Class A (d)	239,385	730,124
Bank of New York Mellon Corp.	555,362	11,307,170
Bank Sarasin & Cie AG Series B (Reg.) (a)	1,380	36,961
BlackRock Kelso Capital Corp.	566,620	5,326,228
BlackRock, Inc. Class A	63,400	10,828,720
Calamos Asset Management, Inc. Class A	30,000	326,400
Cetip SA	124,200	1,792,012
Cetip SA rights 6/18/12 (a)	447	554
Cohen & Steers, Inc.	100	3,235
Eaton Vance Corp. (non-vtg.)	62,200	1,513,948
EFG International (d)	308,281	2,183,810
EFG International rights 5/31/12 (a)	22,812	0
Federated Investors, Inc. Class B (non-vtg.)	2,100	42,189
Fifth Street Finance Corp.	300	2,853
Fortress Investment Group LLC	2,022,019	6,248,039
Franklin Resources, Inc.	61,900	6,610,301
Invesco Ltd.	361,272	7,857,666
Janus Capital Group, Inc.	1,448,059	10,570,831
Julius Baer Group Ltd.	980	30,957
KKR & Co. LP	2,600	30,550
Legg Mason, Inc.	196,861	5,010,112
Man Group PLC	20,311	22,948
MCG Capital Corp.	95,707	422,068
MVC Capital, Inc.	17,300	216,942
Northern Trust Corp.	8,300	358,394
Oaktree Capital Group LLC	1,000	38,150
Och-Ziff Capital Management Group LLC Class A	649,449	4,708,505
PennantPark Investment Corp.	359,370	3,503,858
Pzena Investment Management, Inc.	36,849	151,818
SEI Investments Co.	60,090	1,076,212
State Street Corp.	158,700	6,540,027
T. Rowe Price Group, Inc.	1,300	74,867
The Blackstone Group LP	836,094	10,066,572
U.S. Global Investments, Inc. Class A	483,112	2,420,391
Waddell & Reed Financial, Inc. Class A	1,200	34,452
WisdomTree Investments, Inc. (a)	59,000	394,120
		137,227,281

	Shares	Value
Diversified Capital Markets - 1.2%
Credit Suisse Group sponsored ADR	1,500	$ 28,695
Deutsche Bank AG (NY Shares)	900	32,382
UBS AG	29,730	337,578
UBS AG (NY Shares)	304,985	3,470,729
		3,869,384
Investment Banking & Brokerage - 16.7%
BGC Partners, Inc. Class A	500	2,980
Charles Schwab Corp.	2,700	33,642
Cowen Group, Inc. Class A (a)	14,900	37,846
Duff & Phelps Corp. Class A	100	1,425
E*TRADE Financial Corp. (a)	188,700	1,602,063
Evercore Partners, Inc. Class A	603,815	14,920,269
GFI Group, Inc.	2,984,320	8,117,350
Gleacher & Co., Inc. (a)	179,254	152,366
Goldman Sachs Group, Inc.	34,900	3,339,930
Greenhill & Co., Inc.	1,020	35,567
ICAP PLC	59,200	311,655
Investment Technology Group, Inc. (a)	447,896	4,246,054
Jefferies Group, Inc.	61,949	827,639
KBW, Inc.	53,800	872,098
Knight Capital Group, Inc. Class A (a)	400	5,028
Lazard Ltd. Class A	1,400	32,284
LPL Investment Holdings, Inc.	26,700	864,546
Morgan Stanley	504,675	6,742,458
Nomura Holdings, Inc. sponsored ADR	8,800	28,600
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,600	22,432
Piper Jaffray Companies (a)	43,943	962,791
Raymond James Financial, Inc.	311,167	10,635,688
Stifel Financial Corp. (a)	1,100	34,969
SWS Group, Inc.	205,719	1,182,884
TD Ameritrade Holding Corp.	2,049	35,161
		55,047,725
TOTAL CAPITAL MARKETS		196,144,390
COMMERCIAL BANKS - 2.6%
Diversified Banks - 2.3%
Banco de Chile sponsored ADR	400	32,916
Banco Santander SA (Spain) sponsored ADR (d)	3,900	20,748
Banco Santander SA (Brasil) ADR	4,400	34,980
BanColombia SA sponsored ADR	118,400	7,010,464
Barclays PLC sponsored ADR	2,862	31,625
BNP Paribas SA	1,000	32,042
BPI-SGPS SA (a)(d)	302,300	138,511
Comerica, Inc.	1,506	45,813
ICICI Bank Ltd. sponsored ADR	1,207	33,977
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	214,000	$ 130,139
The Toronto-Dominion Bank	500	38,278
UniCredit SpA	630	1,944
United Overseas Bank Ltd.	3,000	41,184
		7,592,621
Regional Banks - 0.3%
CIT Group, Inc. (a)	1,200	41,028
Fifth Third Bancorp	2,800	37,380
First Interstate Bancsystem, Inc.	19,337	269,751
PNC Financial Services Group, Inc.	8,400	515,928
Regions Financial Corp.	7,284	45,816
SunTrust Banks, Inc.	2,000	45,840
		955,743
TOTAL COMMERCIAL BANKS		8,548,364
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
SLM Corp.	2,600	36,322
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	1,100	33,550
DIVERSIFIED FINANCIAL SERVICES - 10.1%
Other Diversified Financial Services - 0.5%
Bank of America Corp.	4,854	35,677
Citigroup, Inc.	62,210	1,649,187
JPMorgan Chase & Co.	900	29,835
		1,714,699
Specialized Finance - 9.6%
BM&F Bovespa SA	301,300	1,426,688
Bursa Malaysia Bhd	51,100	95,216
CBOE Holdings, Inc.	502,300	12,683,075
CME Group, Inc.	25,500	6,568,035
Deutsche Boerse AG	6,500	311,028
FX Alliance, Inc. (d)	15,800	260,068
Hellenic Exchanges Holding SA	6,800	17,757
IntercontinentalExchange, Inc. (a)	26,426	3,235,864
MSCI, Inc. Class A (a)	2,200	74,382
NYSE Euronext	100	2,431
The NASDAQ Stock Market, Inc.	307,900	6,736,852
		31,411,396
TOTAL DIVERSIFIED FINANCIAL SERVICES		33,126,095

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Boyd Gaming Corp. (a)	4,900	$ 37,338
Las Vegas Sands Corp.	700	32,326
		69,664
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	700	36,995
TOTAL HOTELS, RESTAURANTS & LEISURE		106,659
INSURANCE - 0.3%
Insurance Brokers - 0.3%
National Financial Partners Corp. (a)	57,200	760,760
Life & Health Insurance - 0.0%
AFLAC, Inc.	800	32,064
Multi-Line Insurance - 0.0%
American International Group, Inc. (a)	1,400	40,852
Genworth Financial, Inc. Class A (a)	6,300	33,012
		73,864
Property & Casualty Insurance - 0.0%
Fidelity National Financial, Inc. Class A	2,487	46,855
TOTAL INSURANCE		913,543
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	1,600	2,416
eBay, Inc. (a)	1,100	43,109
		45,525
IT SERVICES - 6.1%
Data Processing & Outsourced Services - 6.1%
Fidelity National Information Services, Inc.	2,100	68,838
Fiserv, Inc. (a)	400	26,972
Jack Henry & Associates, Inc.	12,300	406,023
MasterCard, Inc. Class A	100	40,651
Redecard SA	310,910	4,778,843
The Western Union Co.	637,610	10,456,804
Total System Services, Inc.	177,870	4,139,035
		19,917,166
MEDIA - 0.0%
Publishing - 0.0%
Morningstar, Inc.	700	39,158
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	900	40,653
IHS, Inc. Class A (a)	500	49,495
		90,148
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Mortgage REITs - 1.9%
American Capital Agency Corp.	123,200	$ 4,024,944
Two Harbors Investment Corp. (d)	210,700	2,178,638
		6,203,582
Retail REITs - 0.2%
Federal Realty Investment Trust (SBI)	6,500	638,820
Specialized REITs - 0.0%
Big Yellow Group PLC	19,400	85,365
Strategic Hotel & Resorts, Inc. (a)	19,100	118,993
		204,358
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,046,760
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	22,437	369,089
Jones Lang LaSalle, Inc.	500	36,250
		405,339
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian Pacific	100	7,349
SPECIALTY RETAIL - 0.7%
Computer & Electronics Retail - 0.7%
Rent-A-Center, Inc.	65,400	2,202,018
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Noble Group Ltd.	75,000	64,896
TOTAL COMMON STOCKS (Cost $328,817,122)		268,727,705
Investment Companies - 5.8%
	Shares	Value
Ares Capital Corp.	1,194,005	$ 18,017,535
Solar Capital Ltd.	47,664	1,037,645
TOTAL INVESTMENT COMPANIES (Cost $20,269,892)		19,055,180
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 0.17% (b)	42,784,471	42,784,471
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,215,500	1,215,500
TOTAL MONEY MARKET FUNDS (Cost $43,999,971)		43,999,971
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $393,086,985)	331,782,856
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,535,030)
NET ASSETS - 100%	$ 329,247,826
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,020
Fidelity Securities Lending Cash Central Fund	7,293
Total	$ 17,313
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 268,727,705	$ 265,216,726	$ 3,510,979	$ -
Investment Companies	19,055,180	19,055,180	-	-
Money Market Funds	43,999,971	43,999,971	-	-
Total Investments in Securities:	$ 331,782,856	$ 328,271,877	$ 3,510,979	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $402,417,322. Net unrealized depreciation aggregated $70,634,466, of which $2,396,655 related to appreciated investment securities and $73,031,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2012

1.802154.108

AUT-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
AUTO COMPONENTS - 47.0%
Auto Parts & Equipment - 44.6%
American Axle & Manufacturing Holdings, Inc. (a)	131,000	$ 1,213,060
Amerigon, Inc. (a)	29,800	357,004
Autoliv, Inc.	67,955	3,928,479
BorgWarner, Inc. (a)(e)	72,000	5,166,000
Dana Holding Corp.	147,700	1,967,364
Delphi Automotive PLC	189,478	5,500,546
Dorman Products, Inc. (a)	16,100	775,054
Drew Industries, Inc. (a)	34,500	915,975
Exide Technologies (a)	194,500	451,240
Federal-Mogul Corp. Class A (a)	70,824	791,104
Fuel Systems Solutions, Inc. (a)(e)	24,700	370,500
Gentex Corp.	142,900	3,186,670
Johnson Controls, Inc.	244,470	7,368,326
Lear Corp.	75,000	2,988,750
Linamar Corp.	47,700	987,390
Magna International, Inc. Class A (sub. vtg.) (e)	88,084	3,560,543
Martinrea International, Inc. (a)	89,100	708,245
Modine Manufacturing Co. (a)	79,300	513,864
Motorcar Parts of America, Inc. (a)	49,000	211,680
Spartan Motors, Inc.	95,200	428,400
Standard Motor Products, Inc.	28,900	390,439
Stoneridge, Inc. (a)	56,789	400,362
Tenneco, Inc. (a)	116,246	3,156,079
Tower International, Inc. (a)	36,700	464,622
TRW Automotive Holdings Corp. (a)	132,800	5,122,096
Visteon Corp. (a)	21,500	860,000
		51,783,792
Tires & Rubber - 2.4%
Cooper Tire & Rubber Co.	74,400	1,151,712
The Goodyear Tire & Rubber Co. (a)	157,626	1,647,192
		2,798,904
TOTAL AUTO COMPONENTS		54,582,696
AUTOMOBILES - 45.1%
Automobile Manufacturers - 41.3%
Ford Motor Co.	1,079,061	11,394,884
General Motors Co. (a)	298,944	6,636,557
Honda Motor Co. Ltd. sponsored ADR	391,300	12,439,427
Thor Industries, Inc.	41,400	1,273,050
Toyota Motor Corp. sponsored ADR (e)	204,400	15,716,316
Winnebago Industries, Inc. (a)(e)	52,700	472,192
		47,932,426
Motorcycle Manufacturers - 3.8%
Harley-Davidson, Inc.	92,300	4,447,014
TOTAL AUTOMOBILES		52,379,440

	Shares	Value
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	10,700	$ 419,654
MACHINERY - 1.6%
Construction & Farm Machinery & Heavy Trucks - 1.6%
Meritor, Inc. (a)	108,800	588,608
Westport Innovations, Inc. (a)(e)	51,200	1,249,792
		1,838,400
TOTAL COMMON STOCKS (Cost $97,363,550)		109,220,190
Nonconvertible Bonds - 0.2%
Principal Amount
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	207,734
Money Market Funds - 15.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	6,058,057	6,058,057
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	11,853,412	11,853,412
TOTAL MONEY MARKET FUNDS (Cost $17,911,469)		17,911,469
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $115,559,375)		127,339,393
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(11,199,540)
NET ASSETS - 100%		$ 116,139,853
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,664
Fidelity Securities Lending Cash Central Fund	20,413
Total	$ 23,077
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 109,220,190	$ 109,220,190	$ -	$ -
Nonconvertible Bonds	207,734	-	-	207,734
Money Market Funds	17,911,469	17,911,469	-	-
Total Investments in Securities:	$ 127,339,393	$ 127,131,659	$ -	$ 207,734
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 207,734
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 207,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $116,399,972. Net unrealized appreciation aggregated $10,939,421, of which $20,605,661 related to appreciated investment securities and $9,666,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2012

1.802155.108

BAN-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CAPITAL MARKETS - 0.9%
Asset Management & Custody Banks - 0.9%
State Street Corp.	103,400	$ 4,261,114
COMMERCIAL BANKS - 83.5%
Diversified Banks - 28.4%
Banco ABC Brasil SA	350,000	1,926,271
BanColombia SA sponsored ADR	57,400	3,398,654
Comerica, Inc.	489,500	14,890,590
U.S. Bancorp	1,821,900	56,679,309
Wells Fargo & Co.	1,713,492	54,917,419
		131,812,243
Regional Banks - 55.1%
American River Bankshares (a)	128,500	935,480
Bank of the Ozarks, Inc.	255,900	7,431,336
BB&T Corp.	643,100	19,434,482
BBCN Bancorp, Inc. (a)	582,012	6,279,909
CapitalSource, Inc.	509,300	3,223,869
Central Valley Community Bancorp (a)	133,300	1,029,076
Chemical Financial Corp.	91,300	1,856,129
CIT Group, Inc. (a)	331,000	11,316,890
City National Corp.	155,700	7,735,176
Columbia Banking Systems, Inc.	258,700	4,687,644
Commerce Bancshares, Inc.	227,500	8,813,350
Cullen/Frost Bankers, Inc.	157,200	8,943,108
CVB Financial Corp. (d)	556,300	6,058,107
East West Bancorp, Inc.	327,100	7,323,769
Fifth Third Bancorp	726,300	9,696,105
First Niagara Financial Group, Inc.	966,700	7,801,269
First Republic Bank (a)	155,500	4,882,700
Huntington Bancshares, Inc.	2,393,651	15,654,478
KeyCorp	503,900	3,779,250
M&T Bank Corp.	187,500	15,247,500
National Penn Bancshares, Inc.	663,100	5,908,221
Oriental Financial Group, Inc.	213,180	2,231,995
PacWest Bancorp	216,846	4,946,257
PNC Financial Services Group, Inc.	306,741	18,840,032
Regions Financial Corp.	1,774,300	11,160,347
Signature Bank (a)	33,800	2,075,658
SunTrust Banks, Inc.	503,900	11,549,388
Susquehanna Bancshares, Inc.	541,000	5,209,830
SVB Financial Group (a)	156,865	9,358,566
Texas Capital Bancshares, Inc. (a)	232,900	9,031,862
UMB Financial Corp.	162,800	7,939,756
West Coast Bancorp (a)	97,740	1,837,512
Western Alliance Bancorp. (a)	765,300	6,673,416
Wintrust Financial Corp. (d)	201,900	6,866,619
		255,759,086
TOTAL COMMERCIAL BANKS		387,571,329

	Shares	Value
CONSUMER FINANCE - 2.3%
Consumer Finance - 2.3%
Capital One Financial Corp.	118,600	$ 6,092,482
SLM Corp.	327,100	4,569,587
		10,662,069
DIVERSIFIED FINANCIAL SERVICES - 1.2%
Other Diversified Financial Services - 1.2%
Citigroup, Inc.	64,420	1,707,774
JPMorgan Chase & Co.	102,200	3,387,930
NBH Holdings Corp. Class A (a)(e)	13,300	239,400
		5,335,104
IT SERVICES - 1.6%
Data Processing & Outsourced Services - 1.6%
Fiserv, Inc. (a)	47,600	3,209,668
Visa, Inc. Class A	37,300	4,296,960
		7,506,628
THRIFTS & MORTGAGE FINANCE - 7.4%
Thrifts & Mortgage Finance - 7.4%
Flushing Financial Corp.	275,300	3,551,370
Ocwen Financial Corp. (a)	377,800	6,056,134
People's United Financial, Inc.	722,500	8,402,675
Trustco Bank Corp., New York	1,110,400	5,751,872
Washington Federal, Inc.	349,000	5,727,090
WSFS Financial Corp.	133,500	4,963,530
		34,452,671
TOTAL COMMON STOCKS (Cost $463,114,451)		449,788,915
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.17% (b)	11,129,048	11,129,048
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	5,646,825	5,646,825
TOTAL MONEY MARKET FUNDS (Cost $16,775,873)		16,775,873
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $479,890,324)	466,564,788
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,491,153)
NET ASSETS - 100%	$ 464,073,635
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,400 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,365
Fidelity Securities Lending Cash Central Fund	2,803
Total	$ 9,168
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 449,788,915	$ 449,549,515	$ 239,400	$ -
Money Market Funds	16,775,873	16,775,873	-	-
Total Investments in Securities:	$ 466,564,788	$ 466,325,388	$ 239,400	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 216,125
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(216,125)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $520,664,683. Net unrealized depreciation aggregated $54,099,895, of which $22,452,981 related to appreciated investment securities and $76,552,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2012

1.802156.108

BIO-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 93.7%
Biotechnology - 93.7%
Acadia Pharmaceuticals, Inc. (a)(d)	2,450,726	$ 3,382,002
Achillion Pharmaceuticals, Inc. (a)(d)	750,608	5,389,365
Acorda Therapeutics, Inc. (a)	810,214	17,816,606
Aegerion Pharmaceuticals, Inc. (a)	736,409	11,200,781
Affymax, Inc. (a)	967,882	13,685,851
Agenus, Inc. (a)	150,089	783,465
Agenus, Inc. warrants 6/9/18 (a)(f)	1,548,000	657,180
Alexion Pharmaceuticals, Inc. (a)	636,819	57,676,697
Alkermes PLC (a)	923,548	14,425,820
Alnylam Pharmaceuticals, Inc. (a)	1,563,203	16,007,199
AMAG Pharmaceuticals, Inc. (a)	567,856	7,967,020
Amarin Corp. PLC ADR (a)(d)	1,245,095	14,754,376
Amgen, Inc.	995,895	69,234,620
Amicus Therapeutics, Inc. (a)	580,666	2,746,550
Amylin Pharmaceuticals, Inc. (a)	1,427,953	37,855,034
Anacor Pharmaceuticals, Inc. (a)(d)	359,358	1,796,790
Arena Pharmaceuticals, Inc. (a)(d)	5,458,773	36,519,191
ARIAD Pharmaceuticals, Inc. (a)	1,712,005	28,367,923
ArQule, Inc. (a)	1,456,494	8,651,574
AVEO Pharmaceuticals, Inc. (a)(d)	389,487	4,958,170
AVI BioPharma, Inc. (a)(d)	33,800	21,963
Biogen Idec, Inc. (a)	981,744	128,363,028
BioInvent International AB (a)(d)	557,920	1,054,994
BioMarin Pharmaceutical, Inc. (a)	1,345,202	47,942,999
Bionovo, Inc. (a)	714,685	22,870
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	28,686
Biospecifics Technologies Corp. (a)	21,004	357,068
BioTime, Inc. (a)(d)	547,683	2,201,686
Catalyst Pharmaceutical Partners, Inc. (a)(e)	1,722,318	981,721
Catalyst Pharmaceutical Partners, Inc.:
unit (a)	282,100	236,854
warrants 5/2/17 (a)(e)	141,443	47,974
Celgene Corp. (a)	1,577,414	107,658,506
Cell Therapeutics, Inc. (a)(d)	10,165,268	9,145,692
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	245,134
Celldex Therapeutics, Inc. (a)	1,104,900	4,607,433
Cepheid, Inc. (a)	537,200	20,322,276
Clovis Oncology, Inc. (d)	275,387	4,904,642
Codexis, Inc. (a)(d)	796,958	2,486,509
Cubist Pharmaceuticals, Inc. (a)	558,508	22,407,341
Dendreon Corp. (a)(d)	1,442,852	10,099,964
Dyax Corp. (a)	110,055	204,702
Dynavax Technologies Corp. (a)	2,495,512	9,408,080
Emergent BioSolutions, Inc. (a)	275,700	3,975,594
Enzon Pharmaceuticals, Inc. (a)(d)	468,666	3,013,522
Exact Sciences Corp. (a)	766,261	7,570,659
Exelixis, Inc. (a)(d)	1,142,168	5,288,238
Genomic Health, Inc. (a)(d)	281,585	9,514,757
Geron Corp. (a)	131,439	172,185

	Shares	Value
Gilead Sciences, Inc. (a)	3,891,789	$ 194,394,857
Halozyme Therapeutics, Inc. (a)	1,388,342	10,606,933
Horizon Pharma, Inc. (d)	507,400	2,029,600
Horizon Pharma, Inc. (f)	1,278,157	5,112,628
Horizon Pharma, Inc. warrants 2/28/17 (a)(f)	319,539	95,047
Human Genome Sciences, Inc. (a)	1,449,618	19,743,797
Idenix Pharmaceuticals, Inc. (a)(d)	984,849	8,903,035
ImmunoGen, Inc. (a)(d)	828,940	11,613,449
Immunomedics, Inc. (a)	564,485	1,874,090
Incyte Corp. (a)(d)	1,049,380	22,362,288
Infinity Pharmaceuticals, Inc. (a)	282,041	3,669,353
InterMune, Inc. (a)(d)	1,926,202	20,090,287
Ironwood Pharmaceuticals, Inc. Class A (a)	1,469,338	17,514,509
Isis Pharmaceuticals, Inc. (a)(d)	978,691	9,679,254
Keryx Biopharmaceuticals, Inc. (a)(d)	792,900	1,395,504
Lexicon Pharmaceuticals, Inc. (a)	7,531,523	11,975,122
Ligand Pharmaceuticals, Inc. Class B (a)	472,128	5,915,764
MannKind Corp. (a)(d)	839,622	1,528,112
Medivation, Inc. (a)	668,398	56,299,164
Merrimack Pharmaceuticals, Inc.	44,600	306,402
Metabolix, Inc. (a)(d)	958,844	1,917,688
Momenta Pharmaceuticals, Inc. (a)(d)	537,248	7,408,650
Myriad Genetics, Inc. (a)	774,018	18,677,054
Neurocrine Biosciences, Inc. (a)	730,369	4,886,169
NeurogesX, Inc. (a)	581,785	212,410
NeurogesX, Inc.	2,550,000	931,005
NewLink Genetics Corp.	316,700	4,041,092
Novavax, Inc. (a)(d)	6,006,281	7,627,977
Novelos Therapeutics, Inc. (a)(e)	2,334,890	3,969,313
Novelos Therapeutics, Inc. warrants 12/6/16 (a)(e)	2,362,400	2,656,651
NPS Pharmaceuticals, Inc. (a)	1,640,126	12,940,594
OncoGenex Pharmaceuticals, Inc. (a)	247,395	3,107,281
Oncothyreon, Inc. (a)(d)	216,310	785,205
ONYX Pharmaceuticals, Inc. (a)	567,861	25,996,677
Opko Health, Inc. (a)(d)	2,180,300	10,029,380
OREXIGEN Therapeutics, Inc. (a)	3,184,943	10,637,710
PDL BioPharma, Inc. (d)	1,368,233	8,879,832
Pharmacyclics, Inc. (a)(d)	605,503	19,024,904
PolyMedix, Inc. (a)(e)	5,775,434	2,136,911
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	763,551
Progenics Pharmaceuticals, Inc. (a)(e)	2,218,354	19,210,946
PROLOR Biotech, Inc. (a)(d)	1,232,084	6,271,308
Protalix BioTherapeutics, Inc. (a)(d)	1,226,342	7,922,169
Puma Biotechnology, Inc. (f)	522,668	7,056,018
Puma Biotechnology, Inc. warrants 10/4/21 (a)(f)	522,668	5
Raptor Pharmaceutical Corp. (a)(d)	1,595,879	8,569,870
Regeneron Pharmaceuticals, Inc. (a)	730,287	99,063,432
Rigel Pharmaceuticals, Inc. (a)	1,147,051	8,522,589
Sangamo Biosciences, Inc. (a)(d)	1,205,172	5,350,964
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Savient Pharmaceuticals, Inc. (a)(d)	1,314,987	$ 952,445
Seattle Genetics, Inc. (a)(d)	860,619	16,764,858
SIGA Technologies, Inc. (a)(d)	1,726,114	3,987,323
Sophiris Bio, Inc. (a)	2,502,000	847,848
Sorrento Therapeutics, Inc. (f)	11,780,000	2,438,460
Spectrum Pharmaceuticals, Inc. (a)(d)	1,462,171	16,946,562
Sunesis Pharmaceuticals, Inc. (a)(d)	347,464	1,011,120
Synageva BioPharma Corp. (a)	197,000	7,684,970
Synergy Pharmaceuticals, Inc. (a)	708,800	3,033,664
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	779,680
Synta Pharmaceuticals Corp. (a)(d)	1,750,634	8,420,550
Targacept, Inc. (a)	594,796	2,468,403
Theravance, Inc. (a)(d)	714,253	14,777,895
Threshold Pharmaceuticals, Inc. (a)(d)	1,572,778	11,528,463
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	4,143,039
Trius Therapeutics, Inc. (a)	988,906	5,073,088
United Therapeutics Corp. (a)	559,951	24,772,232
Vanda Pharmaceuticals, Inc. (a)(e)	1,625,800	6,909,650
Verastem, Inc. (d)	135,900	1,364,436
Vertex Pharmaceuticals, Inc. (a)	1,828,575	109,787,643
Vical, Inc. (a)(d)	4,038,130	11,791,340
XOMA Corp. (a)(d)	2,423,778	5,792,829
ZIOPHARM Oncology, Inc. (a)(d)	2,149,292	11,047,361
		1,742,191,700
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	477,800	64,503
Aradigm Corp.	5,920,360	799,249
InVivo Therapeutics Holdings Corp. (a)	1,639,800	3,591,162
		4,454,917
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
OvaScience, Inc. (f)	212,300	1,167,650
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
BG Medicine, Inc. (a)	722,017	3,862,791
ChromaDex, Inc. (a)	2,417,600	1,692,320
Transgenomic, Inc. (a)	554,882	466,101
Transgenomic, Inc. (f)	2,838,000	2,383,920
Transgenomic, Inc. warrants 2/3/17 (a)(f)	1,419,000	6,617
		8,411,749
PHARMACEUTICALS - 5.0%
Pharmaceuticals - 5.0%
AcelRx Pharmaceuticals, Inc. (a)(e)	1,041,900	3,073,605

	Shares	Value
Akorn, Inc. (a)	198,027	$ 2,703,069
Auxilium Pharmaceuticals, Inc. (a)	384,251	7,339,194
AVANIR Pharmaceuticals Class A (a)(d)	4,485,659	13,322,407
Corcept Therapeutics, Inc. (a)(d)	996,798	4,076,904
Elan Corp. PLC sponsored ADR (a)	666,230	9,300,571
Jazz Pharmaceuticals PLC (a)	106,217	4,588,574
Omeros Corp. (a)(d)	496,847	5,087,713
Optimer Pharmaceuticals, Inc. (a)(d)	392,661	5,866,355
Pacira Pharmaceuticals, Inc. (a)(d)	360,566	3,829,211
Santarus, Inc. (a)	710,475	4,731,764
TherapeuticsMD, Inc. (a)	1,409,900	3,820,829
Transcept Pharmaceuticals, Inc. (a)	94,000	665,520
Ventrus Biosciences, Inc. (a)(d)	437,701	4,425,157
ViroPharma, Inc. (a)	331,699	6,680,418
VIVUS, Inc. (a)(d)	222,050	5,504,620
XenoPort, Inc. (a)	862,004	5,068,584
Zogenix, Inc. (a)	2,105,408	3,789,734
		93,874,229
TOTAL COMMON STOCKS (Cost $1,551,784,475)		1,850,100,245
Convertible Preferred Stocks - 0.4%

BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (a)(f)	981,626	3,416,058
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (f)	229,509	1,127,142
KaloBios Pharmaceuticals, Inc. Series E (a)(f)	693,000	2,356,200
		3,483,342
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,207,480)		6,899,400
Money Market Funds - 13.3%

Fidelity Cash Central Fund, 0.17% (b)	9,959,859	9,959,859
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	237,568,662	237,568,662
TOTAL MONEY MARKET FUNDS (Cost $247,528,521)		247,528,521
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $1,809,520,476)	2,104,528,166
NET OTHER ASSETS (LIABILITIES) - (13.2)%	(245,846,749)
NET ASSETS - 100%	$ 1,858,681,417
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,816,925 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 6/9/18	1/9/08	$ 1,930,622
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,127,142
Horizon Pharma, Inc.	2/29/12	$ 4,588,584
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 39,942
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 2,356,200
OvaScience, Inc.	3/29/12	$ 1,167,650
Puma Biotechnology, Inc.	10/4/11	$ 1,959,999
Puma Biotechnology, Inc. warrants 10/4/21	10/4/11	$ 6
Sorrento Therapeutics, Inc.	5/15/12	$ 1,884,800
Transgenomic, Inc.	2/3/12	$ 2,828,200
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 9,800
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,897
Fidelity Securities Lending Cash Central Fund	1,298,033
Total	$ 1,300,930
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 5,217,290	$ -	$ 1,006,870	$ -	$ -
AcelRx Pharmaceuticals, Inc.	2,938,158	-	-	-	3,073,605
Catalyst Pharmaceutical Partners, Inc.	1,960,391	-	36,826	-	981,721
Catalyst Pharmaceutical Partners, Inc. warrants 5/2/17	72,699	-	-	-	47,974
Novelos Therapeutics, Inc.	1,181,200	-	54,744	-	3,969,313
Novelos Therapeutics, Inc. warrants 12/6/16	46,546	-	-	-	2,656,651
OREXIGEN Therapeutics, Inc.	12,734,873	-	247,587	-	-
PolyMedix, Inc.	7,699,034	-	151,839	-	2,136,911
PolyMedix, Inc. warrants 4/10/16	2,392,472	-	-	-	763,551
Progenics Pharmaceuticals, Inc.	21,224,629	1,112,643	698,061	-	19,210,946
Vanda Pharmaceuticals, Inc.	-	8,137,480	303,037	-	6,909,650
Ventrus Biosciences, Inc.	7,280,513	-	2,561,734	-	-
Total	$ 62,747,805	$ 9,250,123	$ 5,060,698	$ -	$ 39,750,322
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,850,100,245	$ 1,836,558,400	$ 12,374,187	$ 1,167,658
Convertible Preferred Stocks	6,899,400	-	-	6,899,400
Money Market Funds	247,528,521	247,528,521	-	-
Total Investments in Securities:	$ 2,104,528,166	$ 2,084,086,921	$ 12,374,187	$ 8,067,058
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,503,213
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,523,850
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,960,005)
Ending Balance	$ 8,067,058
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,830,795,928. Net unrealized appreciation aggregated $273,732,238, of which $439,403,008 related to appreciated investment securities and $165,670,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2012

1.802159.108

CHE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CHEMICALS - 89.2%
Commodity Chemicals - 3.7%
Arkema SA (d)	50,000	$ 3,300,521
PetroLogistics LP	475,500	6,657,000
PT Chandra Asri Petrochemical Tbk	108,500	21,931
TPC Group, Inc. (a)	120,563	3,808,585
Westlake Chemical Corp. (d)	302,900	16,505,021
		30,293,058
Diversified Chemicals - 23.8%
Dow Chemical Co.	2,102,238	65,295,512
E.I. du Pont de Nemours & Co.	1,425,100	68,775,326
Eastman Chemical Co.	954,300	44,432,208
LSB Industries, Inc. (a)	9,193	255,749
PPG Industries, Inc.	172,100	17,802,024
		196,560,819
Fertilizers & Agricultural Chemicals - 15.7%
CF Industries Holdings, Inc.	227,453	38,885,365
Monsanto Co.	820,340	63,330,248
Rentech Nitrogen Partners LP	368,922	8,658,599
The Mosaic Co.	407,942	19,450,675
		130,324,887
Industrial Gases - 12.0%
Air Products & Chemicals, Inc.	370,200	29,260,608
Praxair, Inc.	657,407	69,842,920
		99,103,528
Specialty Chemicals - 34.0%
Albemarle Corp.	105,202	6,385,761
Ashland, Inc.	458,200	29,292,726
Celanese Corp. Class A	93,100	3,706,311
Cytec Industries, Inc.	270,143	16,332,846
Ecolab, Inc.	821,699	51,939,594
Ferro Corp. (a)	287,797	1,277,819
Innophos Holdings, Inc.	321,805	16,244,716
Kraton Performance Polymers, Inc. (a)	227,496	4,347,449
LyondellBasell Industries NV Class A	1,155,678	45,603,054
Rockwood Holdings, Inc. (a)	101,046	4,890,626
Sherwin-Williams Co.	289,200	37,491,888
Sigma Aldrich Corp.	406,400	28,191,968
Valspar Corp.	202,300	9,752,883
W.R. Grace & Co. (a)	491,984	25,829,160
		281,286,801
TOTAL CHEMICALS		737,569,093
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	549,240	983,689
Swisher Hygiene, Inc. (Canada) (a)	559,700	1,113,802
		2,097,491

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.5%
Oil & Gas Drilling - 1.5%
Ocean Rig UDW, Inc. (United States)	540,424	$ 8,079,339
Seadrill Ltd.	120,600	4,032,864
		12,112,203
MARINE - 0.9%
Marine - 0.9%
DryShips, Inc. (a)(d)	3,238,820	7,157,792
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Refining & Marketing - 0.7%
Rentech, Inc. (a)	2,867,376	5,390,667
Oil & Gas Storage & Transport - 0.5%
Atlas Energy LP	117,499	4,054,890
Cheniere Energy, Inc. (a)	25,400	356,616
		4,411,506
TOTAL OIL, GAS & CONSUMABLE FUELS		9,802,173
TOTAL COMMON STOCKS (Cost $672,932,247)		768,738,752
Convertible Bonds - 0.2%
Principal Amount
MARINE - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $2,402,068)	$ 2,790,000	1,911,150
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	53,862,393	53,862,393
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	26,770,738	26,770,738
TOTAL MONEY MARKET FUNDS (Cost $80,633,131)		80,633,131
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $755,967,446)	851,283,033
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(24,262,342)
NET ASSETS - 100%	$ 827,020,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,691
Fidelity Securities Lending Cash Central Fund	78,330
Total	$ 96,021
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 768,738,752	$ 764,454,542	$ 4,284,210	$ -
Convertible Bonds	1,911,150	-	1,911,150	-
Money Market Funds	80,633,131	80,633,131	-	-
Total Investments in Securities:	$ 851,283,033	$ 845,087,673	$ 6,195,360	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $767,901,463. Net unrealized appreciation aggregated $83,381,570, of which $115,767,295 related to appreciated investment securities and $32,385,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

May 31, 2012

1.802166.108

DEV-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 87.0%
Communications Equipment - 87.0%
Acme Packet, Inc. (a)(d)	167,291	$ 3,827,618
ADTRAN, Inc.	171,600	5,015,868
Alcatel-Lucent SA sponsored ADR (a)(d)	862,543	1,354,193
Aruba Networks, Inc. (a)(d)	256,923	3,375,968
Brocade Communications Systems, Inc. (a)	1,656,741	7,703,846
Calix Networks, Inc. (a)(d)	82,400	661,672
Ciena Corp. (a)(d)	88,900	1,204,595
Cisco Systems, Inc.	2,828,276	46,185,747
Comtech Telecommunications Corp.	107,000	3,090,160
Comverse Technology, Inc. (a)	89,833	548,880
Emulex Corp. (a)	84,900	570,528
F5 Networks, Inc. (a)	29,035	3,004,542
Finisar Corp. (a)	225,652	3,238,106
Harris Corp.	154,500	6,146,010
Infinera Corp. (a)(d)	395,400	2,534,514
InterDigital, Inc. (d)	85,500	2,110,995
JDS Uniphase Corp. (a)	57,300	581,595
Juniper Networks, Inc. (a)	592,712	10,194,646
Motorola Solutions, Inc.	171,081	8,225,574
NETGEAR, Inc. (a)	114,250	3,586,308
Nokia Corp. sponsored ADR (d)	1,719,930	4,592,213
Plantronics, Inc.	57,000	1,715,130
Polycom, Inc. (a)	680,163	7,781,065
QUALCOMM, Inc.	815,319	46,725,930
Research In Motion Ltd. (a)	81,100	837,763
Riverbed Technology, Inc. (a)	345,042	5,658,689
Sycamore Networks, Inc. (a)	122,400	1,623,024
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	1,282,580	10,876,278
ViaSat, Inc. (a)	93,100	3,912,062
Wi-Lan, Inc.	259,200	1,269,838
		198,153,357
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.7%
Apple, Inc. (a)	2,600	1,502,098
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Prysmian SpA	53,400	757,534
ELECTRONIC EQUIPMENT & COMPONENTS - 4.0%
Electronic Components - 0.3%
Vishay Intertechnology, Inc. (a)	61,800	656,316
Electronic Manufacturing Services - 3.7%
Fabrinet (a)	127,700	1,488,982
Flextronics International Ltd. (a)	564,500	3,624,090
TE Connectivity Ltd.	106,800	3,355,656
		8,468,728
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		9,125,044

	Shares	Value
MEDIA - 0.3%
Advertising - 0.3%
Digital Generation, Inc. (a)	75,700	$ 719,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
Semiconductor Equipment - 0.8%
ASML Holding NV	37,800	1,731,618
Semiconductors - 4.5%
Altera Corp.	79,600	2,659,436
Analog Devices, Inc.	120,500	4,382,585
GSI Technology, Inc. (a)	188,100	771,210
ON Semiconductor Corp. (a)	117,944	794,943
Texas Instruments, Inc.	58,600	1,668,928
		10,277,102
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,008,720
SOFTWARE - 1.5%
Application Software - 0.3%
BroadSoft, Inc. (a)(d)	25,000	682,750
Systems Software - 1.2%
Allot Communications Ltd. (a)	24,300	632,286
Oracle Corp.	83,300	2,204,951
		2,837,237
TOTAL SOFTWARE		3,519,987
TOTAL COMMON STOCKS (Cost $263,520,442)		225,786,647
Money Market Funds - 8.5%

Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c) (Cost $19,368,124)	19,368,124	19,368,124
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $282,888,566)	245,154,771
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(17,343,502)
NET ASSETS - 100%	$ 227,811,269
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,846
Fidelity Securities Lending Cash Central Fund	122,870
Total	$ 124,716
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 225,786,647	$ 225,029,113	$ 757,534	$ -
Money Market Funds	19,368,124	19,368,124	-	-
Total Investments in Securities:	$ 245,154,771	$ 244,397,237	$ 757,534	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $287,838,794. Net unrealized depreciation aggregated $42,684,023, of which $8,259,476 related to appreciated investment securities and $50,943,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2012

1.802162.108

HOU-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BUILDING PRODUCTS - 5.3%
Building Products - 5.3%
Armstrong World Industries, Inc.	21,850	$ 1,017,992
Lennox International, Inc.	45,000	1,930,050
Masco Corp.	249,500	3,161,165
Owens Corning (a)	165,169	5,097,115
USG Corp. (a)(d)	32,000	493,440
		11,699,762
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
Interface, Inc.	60,000	761,400
CONSTRUCTION & ENGINEERING - 15.5%
Construction & Engineering - 15.5%
AECOM Technology Corp. (a)	45,800	746,082
Dycom Industries, Inc. (a)	55,700	1,090,606
Fluor Corp.	214,200	10,041,696
Foster Wheeler AG (a)	156,400	2,797,996
Jacobs Engineering Group, Inc. (a)	121,000	4,297,920
KBR, Inc.	134,500	3,425,715
MasTec, Inc. (a)	71,600	1,170,660
Quanta Services, Inc. (a)	333,400	7,528,172
Shaw Group, Inc. (a)	48,650	1,235,710
URS Corp.	54,271	1,962,982
		34,297,539
CONSTRUCTION MATERIALS - 3.3%
Construction Materials - 3.3%
Eagle Materials, Inc.	64,900	2,083,290
Vulcan Materials Co.	153,800	5,329,170
		7,412,460
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
McDermott International, Inc. (a)	50,000	507,500
HOUSEHOLD DURABLES - 14.8%
Homebuilding - 14.8%
D.R. Horton, Inc.	404,237	6,710,334
Lennar Corp. Class A (d)	233,978	6,385,260
PulteGroup, Inc. (a)	364,683	3,413,433
Ryland Group, Inc. (d)	231,070	5,166,725
Standard Pacific Corp. (a)	153,800	793,608
Toll Brothers, Inc. (a)	376,150	10,261,372
		32,730,732
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Snap-On, Inc.	11,500	695,865
REAL ESTATE INVESTMENT TRUSTS - 21.4%
Residential REITs - 20.2%
Apartment Investment & Management Co. Class A	118,071	3,196,182

	Shares	Value
AvalonBay Communities, Inc.	22,959	$ 3,208,520
BRE Properties, Inc.	79,000	3,889,170
Camden Property Trust (SBI)	70,400	4,583,744
Colonial Properties Trust (SBI)	20,600	436,926
Education Realty Trust, Inc.	67,100	739,442
Equity Lifestyle Properties, Inc.	14,700	968,142
Equity Residential (SBI)	285,892	17,468,001
Essex Property Trust, Inc.	14,200	2,136,532
Mid-America Apartment Communities, Inc.	18,890	1,272,997
Post Properties, Inc.	92,700	4,487,607
Sun Communities, Inc.	39,800	1,640,158
UDR, Inc.	31,138	806,474
		44,833,895
Retail REITs - 1.2%
CBL & Associates Properties, Inc.	147,500	2,575,350
TOTAL REAL ESTATE INVESTMENT TRUSTS		47,409,245
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. Class A (a)	195,300	2,615,067
SPECIALTY RETAIL - 35.9%
Home Improvement Retail - 35.9%
Home Depot, Inc.	948,890	46,818,233
Lowe's Companies, Inc.	1,219,934	32,596,636
		79,414,869
TOTAL COMMON STOCKS (Cost $209,253,699)		217,544,439
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.17% (b)	5,088,147	5,088,147
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,361,000	10,361,000
TOTAL MONEY MARKET FUNDS (Cost $15,449,147)		15,449,147
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $224,702,846)	232,993,586
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(11,470,343)
NET ASSETS - 100%	$ 221,523,243
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,182
Fidelity Securities Lending Cash Central Fund	15,653
Total	$ 17,835
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $229,254,033. Net unrealized appreciation aggregated $3,739,553, of which $19,117,810 related to appreciated investment securities and $15,378,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2012

1.802161.108

COM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.3%
Communications Equipment - 3.3%
Acme Packet, Inc. (a)(d)	145,000	$ 3,317,600
Motorola Solutions, Inc.	325,000	15,626,000
Polycom, Inc. (a)	524,300	5,997,992
		24,941,592
COMPUTERS & PERIPHERALS - 70.8%
Computer Hardware - 44.1%
Apple, Inc. (a)	318,100	183,775,913
Avid Technology, Inc. (a)	445,700	3,182,298
Cray, Inc. (a)	767,500	8,196,900
Dell, Inc. (a)	1,641,907	20,244,713
Diebold, Inc.	344,300	12,742,543
Hewlett-Packard Co.	1,684,905	38,213,645
NCR Corp. (a)	1,965,200	42,094,584
Silicon Graphics International Corp. (a)(d)	393,800	2,319,482
Stratasys, Inc. (a)	352,531	16,752,273
Super Micro Computer, Inc. (a)	428,200	6,825,508
		334,347,859
Computer Storage & Peripherals - 26.7%
Catcher Technology Co. Ltd.	790,000	5,011,549
Electronics for Imaging, Inc. (a)	1,365,115	20,121,795
EMC Corp. (a)	1,961,178	46,774,095
Imation Corp. (a)	600,000	3,408,000
Immersion Corp. (a)	567,690	3,184,741
Intermec, Inc. (a)	736,500	4,352,715
Intevac, Inc. (a)	258,790	1,953,865
Lexmark International, Inc. Class A	190,800	4,771,908
NetApp, Inc. (a)	889,460	26,470,330
Novatel Wireless, Inc. (a)	826,424	1,710,698
OCZ Technology Group, Inc. (a)(d)	823,200	3,687,936
QLogic Corp. (a)	342,208	4,657,451
Quantum Corp. (a)	2,773,200	5,407,740
Rimage Corp.	185,000	1,420,800
SanDisk Corp. (a)	460,100	15,045,270
Seagate Technology	892,800	20,918,304
Smart Technologies, Inc. Class A (a)	50,000	64,500
STEC, Inc. (a)(d)	553,680	3,908,981
Synaptics, Inc. (a)(d)	292,200	7,836,804
Western Digital Corp. (a)	539,084	16,921,847
Xyratex Ltd.	375,800	4,299,152
		201,928,481
TOTAL COMPUTERS & PERIPHERALS		536,276,340
ELECTRONIC EQUIPMENT & COMPONENTS - 3.0%
Electronic Manufacturing Services - 1.3%
Flextronics International Ltd. (a)	1,500,000	9,630,000

	Shares	Value
Technology Distributors - 1.7%
Arrow Electronics, Inc. (a)	279,900	$ 9,491,409
BrightPoint, Inc. (a)	800,000	3,896,000
		13,387,409
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		23,017,409
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Active Network, Inc.	420,000	5,896,800
Velti PLC (a)(d)	518,600	3,785,780
		9,682,580
IT SERVICES - 16.6%
IT Consulting & Other Services - 16.6%
EPAM Systems, Inc.	273,800	4,791,500
IBM Corp.	482,448	93,064,219
Teradata Corp. (a)	421,557	28,025,109
		125,880,828
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Semiconductors - 1.4%
RF Micro Devices, Inc. (a)	1,075,000	4,052,750
Skyworks Solutions, Inc. (a)	250,000	6,715,000
		10,767,750
SOFTWARE - 0.5%
Application Software - 0.5%
BroadSoft, Inc. (a)(d)	149,600	4,085,576
TOTAL COMMON STOCKS (Cost $671,714,299)		734,652,075
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.17% (b)	20,002,270	20,002,270
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	19,567,024	19,567,024
TOTAL MONEY MARKET FUNDS (Cost $39,569,294)		39,569,294
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $711,283,593)	774,221,369
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(16,273,748)
NET ASSETS - 100%	$ 757,947,621
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,742
Fidelity Securities Lending Cash Central Fund	83,339
Total	$ 96,081
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $744,026,882. Net unrealized appreciation aggregated $30,194,487, of which $123,658,458 related to appreciated investment securities and $93,463,971 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

May 31, 2012

1.802172.108

FOO-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BEVERAGES - 30.9%
Brewers - 5.8%
Anheuser-Busch InBev SA NV (d)	858,528	$ 58,087,793
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	212,185	8,137,295
Compania Cervecerias Unidas SA sponsored ADR	67,500	4,385,475
Molson Coors Brewing Co. Class B	628,928	24,182,282
SABMiller PLC	204,900	7,572,722
		102,365,567
Distillers & Vintners - 8.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,899,220	36,635,954
Diageo PLC sponsored ADR	599,627	57,168,438
Pernod Ricard SA	328,901	32,123,899
Remy Cointreau SA	291,476	28,939,232
Thai Beverage PCL	6,002,000	1,560,352
Treasury Wine Estates Ltd.	634,073	2,730,015
		159,157,890
Soft Drinks - 16.2%
Coca-Cola Bottling Co. CONSOLIDATED	85,513	5,239,382
Coca-Cola FEMSA SAB de CV sponsored ADR	81,829	9,413,608
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	286,781	4,872,409
Coca-Cola Icecek A/S	361,842	4,773,462
Embotelladora Andina SA:
ADR	37,089	938,352
sponsored ADR	267,800	8,382,140
Fomento Economico Mexicano SAB de CV sponsored ADR	10,187	803,041
PepsiCo, Inc.	559,871	37,987,247
The Coca-Cola Co.	2,887,692	215,797,223
		288,206,864
TOTAL BEVERAGES		549,730,321
FOOD & STAPLES RETAILING - 12.4%
Drug Retail - 9.8%
CVS Caremark Corp.	3,049,863	137,060,843
Drogasil SA	613,400	5,672,167
Rite Aid Corp. (a)	2,073,600	2,695,680
Walgreen Co.	964,160	29,426,163
		174,854,853
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	32,900	626,745
Sysco Corp.	33,400	932,194
		1,558,939
Food Retail - 0.3%
Fresh Market, Inc. (a)	11,800	685,816
The Pantry, Inc. (a)	422,370	5,452,797
		6,138,613

	Shares	Value
Hypermarkets & Super Centers - 2.2%
Wal-Mart Stores, Inc.	594,696	$ 39,142,891
TOTAL FOOD & STAPLES RETAILING		221,695,296
FOOD PRODUCTS - 8.8%
Agricultural Products - 2.9%
Archer Daniels Midland Co.	238,461	7,602,137
Bunge Ltd.	631,987	37,603,227
Cosan Ltd. Class A	60,400	722,988
First Resources Ltd.	1,467,000	1,895,511
SLC Agricola SA	313,300	3,019,834
		50,843,697
Packaged Foods & Meats - 5.9%
Annie's, Inc.	1,500	60,225
Calavo Growers, Inc.	92,773	2,541,052
Green Mountain Coffee Roasters, Inc. (a)	362,037	8,544,073
Lindt & Spruengli AG	121	4,193,974
Mead Johnson Nutrition Co. Class A	334,432	27,002,040
Nestle SA	383,063	21,736,698
Unilever NV (NY Reg.)	1,163,871	36,498,995
Want Want China Holdings Ltd.	3,977,000	4,555,215
		105,132,272
TOTAL FOOD PRODUCTS		155,975,969
HOUSEHOLD PRODUCTS - 19.6%
Household Products - 19.6%
Colgate-Palmolive Co.	539,871	53,069,319
Procter & Gamble Co.	4,530,558	282,208,455
Reckitt Benckiser Group PLC	87,100	4,634,996
Spectrum Brands Holdings, Inc. (a)	250,547	8,648,882
		348,561,652
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Herbalife Ltd.	37,790	1,692,614
Hypermarcas SA	362,500	1,982,485
L'Oreal SA	207,200	23,328,997
Natura Cosmeticos SA	135,900	2,917,654
Nu Skin Enterprises, Inc. Class A	341,219	14,631,471
		44,553,221
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	724,160	45,209,309
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)(d)	49,777	661,039
TOBACCO - 22.0%
Tobacco - 22.0%
Altria Group, Inc.	2,759,820	88,838,606
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	2,583,391	$ 243,045,426
KT&G Corp.	35,760	2,381,031
Lorillard, Inc.	44,903	5,550,011
Philip Morris International, Inc.	535,883	45,287,472
Souza Cruz SA	455,200	6,093,859
		391,196,405
TOTAL COMMON STOCKS (Cost $1,452,574,181)		1,757,583,212
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b)	35,264,663	35,264,663
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	5,375,089	5,375,089
TOTAL MONEY MARKET FUNDS (Cost $40,639,752)		40,639,752
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,493,213,933)		1,798,222,964
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(17,001,008)
NET ASSETS - 100%		$ 1,781,221,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,824
Fidelity Securities Lending Cash Central Fund	232,277
Total	$ 259,101
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,757,583,212	$ 1,576,964,901	$ 180,618,311	$ -
Money Market Funds	40,639,752	40,639,752	-	-
Total Investments in Securities:	$ 1,798,222,964	$ 1,617,604,653	$ 180,618,311	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,496,958,475. Net unrealized appreciation aggregated $301,264,489, of which $331,793,167 related to appreciated investment securities and $30,528,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2012

1.802163.108

CPR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTOMOBILES - 1.0%
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc.	60,200	$ 2,900,436
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Owens Corning (a)	45,330	1,398,884
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Sherwin-Williams Co.	12,306	1,595,350
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Office Services & Supplies - 0.2%
Interface, Inc.	47,100	597,699
DISTRIBUTORS - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	94,500	3,443,580
HOTELS, RESTAURANTS & LEISURE - 18.7%
Casinos & Gaming - 1.1%
Las Vegas Sands Corp.	73,165	3,378,760
Hotels, Resorts & Cruise Lines - 0.7%
Wyndham Worldwide Corp.	41,430	2,063,214
Restaurants - 16.9%
BJ's Restaurants, Inc. (a)	54,884	2,403,370
Buffalo Wild Wings, Inc. (a)	37,400	3,183,114
Chipotle Mexican Grill, Inc. (a)	8,493	3,508,204
Domino's Pizza, Inc.	93,500	2,871,385
Dunkin' Brands Group, Inc.	444	14,417
McDonald's Corp.	187,484	16,749,821
Panera Bread Co. Class A (a)	20,100	2,953,695
Starbucks Corp.	184,761	10,141,531
Texas Roadhouse, Inc. Class A	86,400	1,570,752
Yum! Brands, Inc.	111,271	7,829,028
		51,225,317
TOTAL HOTELS, RESTAURANTS & LEISURE		56,667,291
HOUSEHOLD DURABLES - 5.2%
Home Furnishings - 0.5%
Tempur-Pedic International, Inc. (a)	35,400	1,635,834
Homebuilding - 1.6%
Lennar Corp. Class A (d)	100,889	2,753,261
NVR, Inc. (a)	2,700	2,172,960
		4,926,221
Housewares & Specialties - 3.1%
Jarden Corp.	107,300	4,361,745
Newell Rubbermaid, Inc.	176,400	3,245,760
Tupperware Brands Corp.	30,800	1,664,740
		9,272,245
TOTAL HOUSEHOLD DURABLES		15,834,300

	Shares	Value
INTERNET & CATALOG RETAIL - 6.9%
Internet Retail - 6.9%
Amazon.com, Inc. (a)	66,295	$ 14,114,868
Priceline.com, Inc. (a)	10,600	6,630,194
		20,745,062
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Leisure Products - 1.3%
Brunswick Corp.	72,100	1,578,990
Polaris Industries, Inc.	32,000	2,431,040
		4,010,030
MEDIA - 21.5%
Broadcasting - 2.6%
CBS Corp. Class B	128,132	4,089,973
Discovery Communications, Inc. (a)	76,700	3,842,670
		7,932,643
Cable & Satellite - 9.0%
Comcast Corp. Class A	735,360	21,259,258
DIRECTV (a)	102,928	4,575,150
Sirius XM Radio, Inc. (a)(d)	802,607	1,516,927
		27,351,335
Movies & Entertainment - 9.9%
News Corp. Class A	519,506	9,974,515
The Walt Disney Co.	433,820	19,829,912
		29,804,427
TOTAL MEDIA		65,088,405
MULTILINE RETAIL - 7.7%
Department Stores - 0.2%
PPR SA	4,900	697,904
General Merchandise Stores - 7.5%
Dollar General Corp. (a)	158,836	7,768,669
Dollar Tree, Inc. (a)	81,058	8,363,564
Target Corp.	110,819	6,417,528
		22,549,761
TOTAL MULTILINE RETAIL		23,247,665
SPECIALTY RETAIL - 30.1%
Apparel Retail - 6.7%
Abercrombie & Fitch Co. Class A	26,100	875,394
Limited Brands, Inc.	85,740	3,803,426
Ross Stores, Inc.	79,000	4,995,170
rue21, Inc. (a)	52,426	1,388,240
Tilly's, Inc. (a)	36,800	599,104
TJX Companies, Inc.	178,990	7,599,915
Urban Outfitters, Inc. (a)	32,731	915,486
		20,176,735
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - 3.3%
AutoZone, Inc. (a)	12,025	$ 4,572,627
O'Reilly Automotive, Inc. (a)	56,900	5,450,451
		10,023,078
Home Improvement Retail - 8.1%
Home Depot, Inc.	326,386	16,103,885
Lowe's Companies, Inc.	321,543	8,591,629
		24,695,514
Homefurnishing Retail - 2.4%
Bed Bath & Beyond, Inc. (a)	79,231	5,724,440
Williams-Sonoma, Inc.	42,217	1,473,795
		7,198,235
Specialty Stores - 9.6%
Dick's Sporting Goods, Inc.	113,600	5,282,400
GNC Holdings, Inc.	65,300	2,516,009
Hibbett Sports, Inc. (a)	52,700	2,952,781
PetSmart, Inc.	71,100	4,581,684
Sally Beauty Holdings, Inc. (a)	145,600	3,848,208
Tractor Supply Co.	48,223	4,405,171
Ulta Salon, Cosmetics & Fragrance, Inc.	36,330	3,246,812
Vitamin Shoppe, Inc. (a)	47,173	2,336,007
		29,169,072
TOTAL SPECIALTY RETAIL		91,262,634
TEXTILES, APPAREL & LUXURY GOODS - 4.5%
Apparel, Accessories & Luxury Goods - 2.0%
Coach, Inc.	55,100	3,716,495
PVH Corp.	29,385	2,380,185
		6,096,680
Footwear - 2.5%
NIKE, Inc. Class B	70,781	7,657,089
TOTAL TEXTILES, APPAREL & LUXURY GOODS		13,753,769
TOTAL COMMON STOCKS (Cost $265,468,533)		300,545,105
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Volkswagen AG (Cost $1,215,202)	6,400	$ 1,026,870
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.17% (b)	1,573,910	1,573,910
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,065,596	4,065,596
TOTAL MONEY MARKET FUNDS (Cost $5,639,506)		5,639,506
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $272,323,241)	307,211,481
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(4,273,590)
NET ASSETS - 100%	$ 302,937,891
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,319
Fidelity Securities Lending Cash Central Fund	53,616
Total	$ 54,935
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 300,545,105	$ 299,847,201	$ 697,904	$ -
Nonconvertible Preferred Stocks	1,026,870	-	1,026,870	-
Money Market Funds	5,639,506	5,639,506	-	-
Total Investments in Securities:	$ 307,211,481	$ 305,486,707	$ 1,724,774	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $274,206,286. Net unrealized appreciation aggregated $33,005,195, of which $42,405,946 related to appreciated investment securities and $9,400,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2012

1.802165.108

DEF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
AEROSPACE & DEFENSE - 87.7%
Aerospace & Defense - 87.7%
BE Aerospace, Inc. (a)	143,969	$ 6,236,737
DigitalGlobe, Inc. (a)	332,345	5,370,695
Ducommun, Inc. (a)	42,449	383,314
Embraer SA sponsored ADR	198,700	5,603,340
Esterline Technologies Corp. (a)	396,934	25,637,967
General Dynamics Corp.	219,899	14,075,735
HEICO Corp. (d)	420,364	17,512,364
Honeywell International, Inc.	742,828	41,345,806
Lockheed Martin Corp.	99,638	8,250,026
Meggitt PLC	1,492,500	8,718,615
Moog, Inc. Class A (a)	287,431	10,928,127
MTU Aero Engines Holdings AG	55,312	4,068,129
Orbital Sciences Corp. (a)	965,511	10,804,068
Precision Castparts Corp.	261,737	43,503,307
Raytheon Co.	614,156	30,904,330
Rockwell Collins, Inc.	588,954	29,665,613
Rolls-Royce Group PLC	367,800	4,675,813
SIFCO Industries, Inc.	82,763	1,571,669
Teledyne Technologies, Inc. (a)	152,431	9,081,839
Textron, Inc.	1,168,466	27,610,852
The Boeing Co.	1,144,037	79,636,416
TransDigm Group, Inc. (a)	217,833	26,793,459
United Technologies Corp.	1,864,578	138,183,877
		550,562,098
ELECTRICAL EQUIPMENT - 0.9%
Electrical Components & Equipment - 0.9%
AMETEK, Inc.	109,343	5,544,784
ELECTRONIC EQUIPMENT & COMPONENTS - 0.8%
Electronic Equipment & Instruments - 0.8%
FLIR Systems, Inc.	224,500	4,788,585
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.4%
iRobot Corp. (a)(d)	119,106	2,522,665
METALS & MINING - 2.2%
Diversified Metals & Mining - 0.4%
Titanium Metals Corp.	244,400	2,805,712
Steel - 1.8%
Carpenter Technology Corp.	163,700	7,376,322
Haynes International, Inc.	77,909	3,973,359
		11,349,681
TOTAL METALS & MINING		14,155,393

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
AerCap Holdings NV (a)	560,207	$ 6,408,768
Air Lease Corp. Class A (a)(d)	263,800	5,521,334
		11,930,102
TRANSPORTATION INFRASTRUCTURE - 0.5%
Airport Services - 0.5%
Wesco Aircraft Holdings, Inc. (a)	207,066	2,872,005
TOTAL COMMON STOCKS (Cost $556,696,318)		592,375,632
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C (Cost $62,919)	38,986,800	60,086
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.17% (b)	33,991,092	33,991,092
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,646,935	17,646,935
TOTAL MONEY MARKET FUNDS (Cost $51,638,027)		51,638,027
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $608,397,264)		644,073,745
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(16,530,913)
NET ASSETS - 100%		$ 627,542,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,834
Fidelity Securities Lending Cash Central Fund	20,671
Total	$ 29,505
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 592,375,632	$ 574,913,075	$ 17,462,557	$ -
Nonconvertible Preferred Stocks	60,086	60,086	-	-
Money Market Funds	51,638,027	51,638,027	-	-
Total Investments in Securities:	$ 644,073,745	$ 626,611,188	$ 17,462,557	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $613,332,268. Net unrealized appreciation aggregated $30,741,477, of which $66,324,059 related to appreciated investment securities and $35,582,582 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.105

ACSF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BEVERAGES - 30.9%
Brewers - 5.8%
Anheuser-Busch InBev SA NV (d)	858,528	$ 58,087,793
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	212,185	8,137,295
Compania Cervecerias Unidas SA sponsored ADR	67,500	4,385,475
Molson Coors Brewing Co. Class B	628,928	24,182,282
SABMiller PLC	204,900	7,572,722
		102,365,567
Distillers & Vintners - 8.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,899,220	36,635,954
Diageo PLC sponsored ADR	599,627	57,168,438
Pernod Ricard SA	328,901	32,123,899
Remy Cointreau SA	291,476	28,939,232
Thai Beverage PCL	6,002,000	1,560,352
Treasury Wine Estates Ltd.	634,073	2,730,015
		159,157,890
Soft Drinks - 16.2%
Coca-Cola Bottling Co. CONSOLIDATED	85,513	5,239,382
Coca-Cola FEMSA SAB de CV sponsored ADR	81,829	9,413,608
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	286,781	4,872,409
Coca-Cola Icecek A/S	361,842	4,773,462
Embotelladora Andina SA:
ADR	37,089	938,352
sponsored ADR	267,800	8,382,140
Fomento Economico Mexicano SAB de CV sponsored ADR	10,187	803,041
PepsiCo, Inc.	559,871	37,987,247
The Coca-Cola Co.	2,887,692	215,797,223
		288,206,864
TOTAL BEVERAGES		549,730,321
FOOD & STAPLES RETAILING - 12.4%
Drug Retail - 9.8%
CVS Caremark Corp.	3,049,863	137,060,843
Drogasil SA	613,400	5,672,167
Rite Aid Corp. (a)	2,073,600	2,695,680
Walgreen Co.	964,160	29,426,163
		174,854,853
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	32,900	626,745
Sysco Corp.	33,400	932,194
		1,558,939
Food Retail - 0.3%
Fresh Market, Inc. (a)	11,800	685,816
The Pantry, Inc. (a)	422,370	5,452,797
		6,138,613

	Shares	Value
Hypermarkets & Super Centers - 2.2%
Wal-Mart Stores, Inc.	594,696	$ 39,142,891
TOTAL FOOD & STAPLES RETAILING		221,695,296
FOOD PRODUCTS - 8.8%
Agricultural Products - 2.9%
Archer Daniels Midland Co.	238,461	7,602,137
Bunge Ltd.	631,987	37,603,227
Cosan Ltd. Class A	60,400	722,988
First Resources Ltd.	1,467,000	1,895,511
SLC Agricola SA	313,300	3,019,834
		50,843,697
Packaged Foods & Meats - 5.9%
Annie's, Inc.	1,500	60,225
Calavo Growers, Inc.	92,773	2,541,052
Green Mountain Coffee Roasters, Inc. (a)	362,037	8,544,073
Lindt & Spruengli AG	121	4,193,974
Mead Johnson Nutrition Co. Class A	334,432	27,002,040
Nestle SA	383,063	21,736,698
Unilever NV (NY Reg.)	1,163,871	36,498,995
Want Want China Holdings Ltd.	3,977,000	4,555,215
		105,132,272
TOTAL FOOD PRODUCTS		155,975,969
HOUSEHOLD PRODUCTS - 19.6%
Household Products - 19.6%
Colgate-Palmolive Co.	539,871	53,069,319
Procter & Gamble Co.	4,530,558	282,208,455
Reckitt Benckiser Group PLC	87,100	4,634,996
Spectrum Brands Holdings, Inc. (a)	250,547	8,648,882
		348,561,652
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Herbalife Ltd.	37,790	1,692,614
Hypermarcas SA	362,500	1,982,485
L'Oreal SA	207,200	23,328,997
Natura Cosmeticos SA	135,900	2,917,654
Nu Skin Enterprises, Inc. Class A	341,219	14,631,471
		44,553,221
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	724,160	45,209,309
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)(d)	49,777	661,039
TOBACCO - 22.0%
Tobacco - 22.0%
Altria Group, Inc.	2,759,820	88,838,606
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	2,583,391	$ 243,045,426
KT&G Corp.	35,760	2,381,031
Lorillard, Inc.	44,903	5,550,011
Philip Morris International, Inc.	535,883	45,287,472
Souza Cruz SA	455,200	6,093,859
		391,196,405
TOTAL COMMON STOCKS (Cost $1,452,574,181)		1,757,583,212
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b)	35,264,663	35,264,663
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	5,375,089	5,375,089
TOTAL MONEY MARKET FUNDS (Cost $40,639,752)		40,639,752
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,493,213,933)		1,798,222,964
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(17,001,008)
NET ASSETS - 100%		$ 1,781,221,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,824
Fidelity Securities Lending Cash Central Fund	232,277
Total	$ 259,101
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,757,583,212	$ 1,576,964,901	$ 180,618,311	$ -
Money Market Funds	40,639,752	40,639,752	-	-
Total Investments in Securities:	$ 1,798,222,964	$ 1,617,604,653	$ 180,618,311	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,496,958,475. Net unrealized appreciation aggregated $301,264,489, of which $331,793,167 related to appreciated investment securities and $30,528,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2012

1.802167.108

ELE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	$ 3
COMMUNICATIONS EQUIPMENT - 3.8%
Communications Equipment - 3.8%
Acme Packet, Inc. (a)	125,200	2,864,576
Brocade Communications Systems, Inc. (a)	668,004	3,106,219
Cisco Systems, Inc.	220,103	3,594,282
Polycom, Inc. (a)	382,800	4,379,232
QUALCOMM, Inc.	392,328	22,484,318
Riverbed Technology, Inc. (a)	27,200	446,080
		36,874,707
COMPUTERS & PERIPHERALS - 2.3%
Computer Hardware - 0.6%
Hewlett-Packard Co.	269,530	6,112,940
Computer Storage & Peripherals - 1.7%
Fusion-io, Inc.	4,100	85,608
NetApp, Inc. (a)	97,053	2,888,297
SanDisk Corp. (a)	387,068	12,657,124
Synaptics, Inc. (a)	9,100	244,062
		15,875,091
TOTAL COMPUTERS & PERIPHERALS		21,988,031
ELECTRONIC EQUIPMENT & COMPONENTS - 7.9%
Electronic Components - 2.1%
Aeroflex Holding Corp. (a)	1,728,066	11,180,587
Amphenol Corp. Class A	7,000	372,330
Corning, Inc.	528,229	6,861,695
InvenSense, Inc. (d)	127,300	1,265,362
		19,679,974
Electronic Manufacturing Services - 5.4%
Benchmark Electronics, Inc. (a)	506,579	6,859,080
Fabrinet (a)	89,612	1,044,876
Flextronics International Ltd. (a)	2,579,161	16,558,214
Jabil Circuit, Inc.	879,451	16,823,898
Plexus Corp. (a)	18	504
TE Connectivity Ltd.	75,700	2,378,494
TTM Technologies, Inc. (a)	932,578	8,617,021
		52,282,087
Technology Distributors - 0.4%
Avnet, Inc. (a)	9,600	292,704
BrightPoint, Inc. (a)	724,100	3,526,367
		3,819,071
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		75,781,132

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 85.5%
Semiconductor Equipment - 7.1%
Advanced Energy Industries, Inc. (a)	795	$ 10,852
Amkor Technology, Inc. (a)(d)	1,597,858	7,557,868
Applied Materials, Inc.	174,516	1,802,750
ASML Holding NV	230,760	10,571,116
Cabot Microelectronics Corp.	3,300	103,422
Cohu, Inc.	1,100	10,274
Cymer, Inc. (a)	268,150	14,525,686
Entegris, Inc. (a)	574,409	4,428,693
KLA-Tencor Corp.	71,000	3,253,930
Lam Research Corp. (a)(d)	525,073	19,585,223
MEMC Electronic Materials, Inc. (a)	630,958	1,053,700
Nanometrics, Inc. (a)	22,900	355,637
Nova Measuring Instruments Ltd. (a)	15,800	113,286
Teradyne, Inc. (a)	1,730	24,999
Tessera Technologies, Inc.	371,376	5,047,000
		68,444,436
Semiconductors - 78.4%
Advanced Micro Devices, Inc. (a)	4,634,387	28,177,073
Alpha & Omega Semiconductor Ltd. (a)	515,306	4,622,295
Altera Corp.	1,306,667	43,655,744
Analog Devices, Inc.	175,900	6,397,483
Applied Micro Circuits Corp. (a)	364,277	1,945,239
ARM Holdings PLC sponsored ADR	17	399
Atmel Corp. (a)	1,206,882	8,448,174
Avago Technologies Ltd.	958,417	31,723,603
BCD Semiconductor Manufacturing Ltd. ADR (a)(e)	1,198,901	5,718,758
Broadcom Corp. Class A	2,496,116	80,749,353
Cirrus Logic, Inc. (a)(d)	415,106	11,921,844
CSR PLC (d)	722,876	2,317,440
Cypress Semiconductor Corp.	953,609	12,578,103
Entropic Communications, Inc. (a)	713,018	2,866,332
Exar Corp. (a)	15,000	117,750
Fairchild Semiconductor International, Inc. (a)	478,351	6,319,017
First Solar, Inc. (a)	127,042	1,595,648
Freescale Semiconductor Holdings I Ltd. (d)	4,479,956	41,215,595
Inphi Corp. (a)	237,000	1,969,470
Intel Corp.	1,482,563	38,309,428
Intermolecular, Inc.	554,894	3,595,713
International Rectifier Corp. (a)	614,977	11,586,167
Intersil Corp. Class A	4,269,709	45,045,430
Linear Technology Corp.	2,100	60,942
LSI Corp. (a)	483,722	3,216,751
Marvell Technology Group Ltd.	5,965,902	74,752,752
Maxim Integrated Products, Inc.	145,800	3,668,328
MediaTek, Inc.	284,000	2,509,909
Micron Technology, Inc. (a)	3,969,812	23,183,702
Monolithic Power Systems, Inc. (a)	200	3,758
Motech Industries, Inc.	1	2
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
NVIDIA Corp. (a)	2,312,922	$ 28,749,620
NXP Semiconductors NV (a)	1,627,303	34,352,366
O2Micro International Ltd. sponsored ADR (a)	415,100	1,809,836
ON Semiconductor Corp. (a)	4,561,410	30,743,903
PMC-Sierra, Inc. (a)	2,022,670	12,904,635
RDA Microelectronics, Inc. sponsored ADR (a)	57,882	607,182
Renesas Electronics Corp. (a)(d)	517,600	1,644,278
RF Micro Devices, Inc. (a)	1,765,044	6,654,216
Samsung Electronics Co. Ltd.	857	879,164
Skyworks Solutions, Inc. (a)	874,944	23,500,996
Spansion, Inc. Class A (a)	718,553	7,760,372
STATS ChipPAC Ltd. (a)	6,981,000	2,139,916
STMicroelectronics NV (NY Shares) unit (d)	882,566	4,518,738
Texas Instruments, Inc.	3,455,167	98,403,154
TriQuint Semiconductor, Inc. (a)	298,677	1,556,107
Volterra Semiconductor Corp. (a)	16,900	469,482
Xilinx, Inc.	5,000	159,850
		755,126,017
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		823,570,453
SOFTWARE - 0.0%
Systems Software - 0.0%
Symantec Corp. (a)	9,800	145,432
TOTAL COMMON STOCKS (Cost $1,241,705,910)		958,359,758
Convertible Bonds - 0.1%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (Cost $610,000)	$ 610,000	1,032,913
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	3,006,697	$ 3,006,697
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	60,029,555	60,029,555
TOTAL MONEY MARKET FUNDS (Cost $63,036,252)		63,036,252
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,305,352,162)		1,022,428,923
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(58,767,806)
NET ASSETS - 100%		$ 963,661,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,433
Fidelity Securities Lending Cash Central Fund	68,266
Total	$ 72,699
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BCD Semiconductor Manufacturing Ltd. ADR	$ 7,544,993	$ -	$ 1,325,633	$ -	$ 5,718,758
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 958,359,758	$ 954,398,037	$ 3,961,718	$ 3
Convertible Bonds	1,032,913	-	1,032,913	-
Money Market Funds	63,036,252	63,036,252	-	-
Total Investments in Securities:	$ 1,022,428,923	$ 1,017,434,289	$ 4,994,631	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,315,673,222. Net unrealized depreciation aggregated $293,244,299, of which $12,578,319 related to appreciated investment securities and $305,822,618 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2012

1.802168.108

ENE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 1.6%
Specialty Chemicals - 1.6%
LyondellBasell Industries NV Class A	753,241	$ 29,722,890
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	508,600	9,098,854
ENERGY EQUIPMENT & SERVICES - 23.0%
Oil & Gas Drilling - 7.3%
Discovery Offshore S.A. (a)(e)	2,394,308	4,111,307
Ensco PLC Class A	770,473	34,601,942
Helmerich & Payne, Inc.	125,270	5,674,731
Noble Corp.	1,457,696	45,582,154
Northern Offshore Ltd.	1,076,682	1,824,830
Ocean Rig UDW, Inc. (United States)	553,900	8,280,805
Parker Drilling Co. (a)	1,741,782	8,517,314
Rowan Companies PLC (a)	682,084	20,462,520
Tuscany International Drilling, Inc. (a)	3,442,200	1,733,015
Vantage Drilling Co. (a)	3,038,700	4,558,050
		135,346,668
Oil & Gas Equipment & Services - 15.7%
Cal Dive International, Inc. (a)	536,955	1,379,974
Compagnie Generale de Geophysique SA (a)	426,081	9,316,172
Fugro NV (Certificaten Van Aandelen) unit	605,849	34,833,606
Gulfmark Offshore, Inc. Class A (a)	349,835	12,485,611
Halliburton Co.	828,083	24,892,175
Key Energy Services, Inc. (a)	486,021	4,816,468
McDermott International, Inc. (a)	546,700	5,549,005
National Oilwell Varco, Inc.	1,474,108	98,396,709
Oil States International, Inc. (a)	365,021	24,299,448
Schlumberger Ltd.	820,208	51,878,156
Schoeller-Bleckmann Oilfield Equipment AG	27,537	2,256,437
Superior Energy Services, Inc. (a)	285,176	6,171,209
Total Energy Services, Inc.	173,000	2,465,566
Weatherford International Ltd. (a)	1,082,096	12,995,973
		291,736,509
TOTAL ENERGY EQUIPMENT & SERVICES		427,083,177
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	215,902	2
OIL, GAS & CONSUMABLE FUELS - 74.2%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	450,022	4,716,231
Peabody Energy Corp.	1,030,725	24,077,736
		28,793,967

	Shares	Value
Integrated Oil & Gas - 40.3%
Chevron Corp.	3,288,097	$ 323,252,815
Exxon Mobil Corp.	1,567,502	123,252,682
Hess Corp.	1,533,355	67,007,614
InterOil Corp. (a)(d)	53,300	3,539,653
Murphy Oil Corp.	414,352	19,317,090
Occidental Petroleum Corp.	1,682,785	133,394,367
Royal Dutch Shell PLC Class A sponsored ADR	720,718	44,814,245
Suncor Energy, Inc.	1,223,600	33,206,669
		747,785,135
Oil & Gas Exploration & Production - 24.4%
Anadarko Petroleum Corp.	297,132	18,125,052
Apache Corp.	468,907	38,159,652
Atlas Resource Partners LP (a)	4,473	114,867
Bill Barrett Corp. (a)	86,000	1,660,660
BPZ Energy, Inc. (a)	807,923	2,496,482
C&C Energia Ltd. (a)	295,500	1,939,769
Cabot Oil & Gas Corp.	1,326,050	43,149,667
Carrizo Oil & Gas, Inc. (a)	84,400	1,866,084
Cobalt International Energy, Inc. (a)	460,500	10,430,325
Comstock Resources, Inc. (a)	688,660	10,295,467
EOG Resources, Inc.	437,979	43,491,315
EQT Corp.	785,210	36,418,040
EV Energy Partners LP	198,700	10,189,336
EXCO Resources, Inc. (d)	731,800	5,268,960
Gran Tierra Energy, Inc. (Canada) (a)	2,528,900	12,756,517
Halcon Resources Corp. (f)	1,010,000	8,553,690
Kodiak Oil & Gas Corp. (a)	254,600	2,064,806
Marathon Oil Corp.	1,577,124	39,286,159
Midstates Petroleum Co., Inc.	193,100	2,769,054
Noble Energy, Inc.	456,044	38,517,476
Oasis Petroleum, Inc. (a)	107,100	2,751,399
Painted Pony Petroleum Ltd. (a)(e)	15,500	118,405
Pioneer Natural Resources Co.	480,278	46,442,883
Plains Exploration & Production Co. (a)	377,134	13,497,626
QEP Resources, Inc.	128,800	3,390,016
Rosetta Resources, Inc. (a)	562,700	21,770,863
SM Energy Co.	586,965	31,748,937
Swift Energy Co. (a)	175,100	3,486,241
TAG Oil Ltd. (a)	220,600	1,997,008
TAG Oil Ltd. (e)	36,500	330,421
		453,087,177
Oil & Gas Refining & Marketing - 5.8%
Calumet Specialty Products Partners LP	395,699	8,832,002
Essar Energy PLC (a)(d)	2,495,196	5,277,080
HollyFrontier Corp.	212,015	6,250,202
Marathon Petroleum Corp.	1,046,706	37,754,685
Tesoro Corp. (a)	137,688	3,045,659
Valero Energy Corp.	2,227,367	46,997,444
		108,157,072
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 2.1%
Atlas Energy LP	98,278	$ 3,391,574
Atlas Pipeline Partners, LP	363,458	10,903,740
Cheniere Energy, Inc. (a)	428,900	6,021,756
Markwest Energy Partners LP	73,300	3,514,002
Williams Companies, Inc.	499,960	15,263,779
		39,094,851
TOTAL OIL, GAS & CONSUMABLE FUELS		1,376,918,202
TOTAL COMMON STOCKS (Cost $1,775,125,451)		1,842,823,125
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (b)	11,170,273	11,170,273
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	12,280,858	12,280,858
TOTAL MONEY MARKET FUNDS (Cost $23,451,131)		23,451,131
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,798,576,582)		1,866,274,256
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,183,113)
NET ASSETS - 100%		$ 1,855,091,143
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,560,133 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,553,690 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 9,090,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,894
Fidelity Securities Lending Cash Central Fund	119,998
Total	$ 121,892
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,842,823,125	$ 1,776,650,001	$ 62,061,815	$ 4,111,309
Money Market Funds	23,451,131	23,451,131	-	-
Total Investments in Securities:	$ 1,866,274,256	$ 1,800,101,132	$ 62,061,815	$ 4,111,309
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(64,550)
Cost of Purchases	2
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,175,857
Transfers out of Level 3	-
Ending Balance	$ 4,111,309
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (64,550)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,801,723,282. Net unrealized appreciation aggregated $64,550,974, of which $248,117,238 related to appreciated investment securities and $183,566,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

May 31, 2012

1.802170.108

ENV-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Energy Efficiency - 30.9%
Buildings Energy Efficiency - 7.9%
Apogee Enterprises, Inc.	33,600	$ 496,608
Cree, Inc. (a)(d)	43,000	1,078,010
Hubbell, Inc. Class B	30,000	2,367,600
Lennox International, Inc.	24,000	1,029,360
TOTAL BUILDINGS ENERGY EFFICIENCY		4,971,578
Diversified Energy Efficiency - 2.8%
Corning, Inc.	115,200	1,496,448
Exide Technologies (a)	104,700	242,904
TOTAL DIVERSIFIED ENERGY EFFICIENCY		1,739,352
Industrial Energy Efficiency - 8.6%
Eaton Corp.	49,300	2,103,138
Fairchild Semiconductor International, Inc. (a)	71,900	949,799
Ingersoll-Rand PLC	58,500	2,416,635
TOTAL INDUSTRIAL ENERGY EFFICIENCY		5,469,572
Power Network Efficiency - 11.6%
Emerson Electric Co.	118,900	5,560,953
ESCO Technologies, Inc.	12,300	429,270
Quanta Services, Inc. (a)	17,400	392,892
Sensata Technologies Holding BV (a)	31,200	958,152
TOTAL POWER NETWORK EFFICIENCY		7,341,267
TOTAL ENERGY EFFICIENCY		19,521,769
Environmental Support Services - 13.4%
Carbon and Other Environmental Assets Trading - 0.7%
AECOM Technology Corp. (a)	25,500	415,395
Environmental Consultancies - 12.7%
Air Products & Chemicals, Inc.	39,400	3,114,176
Jacobs Engineering Group, Inc. (a)	52,300	1,857,696
Parker Hannifin Corp.	23,000	1,880,020
Praxair, Inc.	11,300	1,200,512
TOTAL ENVIRONMENTAL CONSULTANCIES		8,052,404
TOTAL ENVIRONMENTAL SUPPORT SERVICES		8,467,799
Pollution Control - 5.5%
Pollution Control Solutions - 5.5%
Ecolab, Inc.	55,100	3,482,871

	Shares	Value
Renewable & Alternative Energy - 13.9%
Biofuels - 2.9%
Amyris, Inc. (a)(d)	110,100	$ 298,371
Novozymes A/S Series B	37,800	1,017,208
Solazyme, Inc. (d)	48,800	534,848
TOTAL BIOFUELS		1,850,427
Renewable Energy Developers and Independent Power Producers - 11.0%
Empresa Nacional de Electricidad SA sponsored ADR	33,200	1,572,352
Enel SpA	841,670	2,400,509
Ormat Technologies, Inc. (d)	51,200	1,039,872
Tractebel Energia SA	117,800	1,953,745
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS		6,966,478
TOTAL RENEWABLE & ALTERNATIVE ENERGY		8,816,905
Waste Management & Technologies - 18.9%
Hazardous Waste Management - 8.1%
Republic Services, Inc.	193,500	5,100,660
Recycling and Value Added Waste Processing - 8.2%
EnergySolutions, Inc. (a)	276,000	971,520
Stericycle, Inc. (a)(d)	44,300	3,865,618
US Ecology, Inc.	20,600	354,526
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		5,191,664
Waste Technology Equipment - 2.6%
Commercial Metals Co.	63,400	740,512
Interface, Inc.	31,300	397,197
Schnitzer Steel Inds, Inc. Class A	20,400	532,032
TOTAL WASTE TECHNOLOGY EQUIPMENT		1,669,741
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		11,962,065
Water Infrastructure & Technologies - 16.0%
Water Infrastructure - 5.9%
Aegion Corp. (a)	58,400	920,968
Ashland, Inc.	43,600	2,787,348
TOTAL WATER INFRASTRUCTURE		3,708,316
Water Utilities - 10.1%
Danaher Corp.	123,600	6,423,491
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		10,131,807
TOTAL COMMON STOCKS (Cost $66,200,225)		62,383,216
Convertible Bonds - 0.5%
	Principal Amount	Value
Energy Efficiency - 0.5%
Buildings Energy Efficiency - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $275,800)	$ 275,800	$ 275,800
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	496,839	496,839
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,586,566	6,586,566
TOTAL MONEY MARKET FUNDS (Cost $7,083,405)		7,083,405
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $73,559,430)	69,742,421
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(6,484,972)
NET ASSETS - 100%	$ 63,257,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $275,800 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 275,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169
Fidelity Securities Lending Cash Central Fund	10,022
Total	$ 10,191
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 62,383,216	$ 58,965,499	$ 3,417,717	$ -
Convertible Bonds	275,800	-	-	275,800
Money Market Funds	7,083,405	7,083,405	-	-
Total Investments in Securities:	$ 69,742,421	$ 66,048,904	$ 3,417,717	$ 275,800
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 275,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 275,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $74,363,640. Net unrealized depreciation aggregated $4,621,219, of which $4,148,653 related to appreciated investment securities and $8,769,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2012

1.802169.108

ENS-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Fluor Corp.	113,400	$ 5,316,192
ENERGY EQUIPMENT & SERVICES - 95.7%
Oil & Gas Drilling - 15.4%
Cathedral Energy Services Ltd.	914,900	5,004,778
Discovery Offshore S.A. (a)(e)	578,100	992,665
Ensco PLC Class A	674,400	30,287,304
Eurasia Drilling Co. Ltd. GDR (Reg. S)	260,200	6,548,706
Helmerich & Payne, Inc.	204,372	9,258,052
Noble Corp.	1,543,835	48,275,720
Ocean Rig UDW, Inc. (Norway)	1,500	25,021
Ocean Rig UDW, Inc. (United States)	679,900	10,161,909
PHX Energy Services Corp. (d)	106,700	876,038
Rowan Companies PLC (a)	822,700	24,681,000
Tuscany International Drilling, Inc. (a)(d)	10,295,700	5,183,486
Vantage Drilling Co. (a)	7,516,000	11,274,000
Western Energy Services Corp. (a)	259,800	1,936,835
Xtreme Drilling & Coil Services Corp. (a)	1,629,200	3,612,207
		158,117,721
Oil & Gas Equipment & Services - 80.3%
Anton Oilfield Services Group	10,186,000	1,548,593
Baker Hughes, Inc.	702,222	29,303,724
C&J Energy Services, Inc. (d)	257,600	4,605,888
Cameron International Corp. (a)	2,000,088	91,384,021
Core Laboratories NV	62,300	7,968,170
Dresser-Rand Group, Inc. (a)	689,600	30,259,648
Exterran Holdings, Inc. (a)(d)	437,000	5,042,980
FMC Technologies, Inc. (a)	1,099,662	44,250,399
Forum Energy Technologies, Inc. (d)	539,400	11,586,312
Global Geophysical Services, Inc. (a)	561,913	3,983,963
Halliburton Co.	4,167,099	125,262,996
Helix Energy Solutions Group, Inc. (a)	836,300	14,325,819
Hornbeck Offshore Services, Inc. (a)	303,200	10,123,848
ION Geophysical Corp. (a)	594,455	3,602,397
McDermott International, Inc. (a)	2,272,100	23,061,815
National Oilwell Varco, Inc.	1,705,862	113,866,289
Oceaneering International, Inc.	775,300	35,834,366
Oil States International, Inc. (a)	427,400	28,452,018
Petrofac Ltd.	289,200	6,941,330
RigNet, Inc. (a)	44,666	697,236
Schlumberger Ltd.	2,965,311	187,555,921
Schoeller-Bleckmann Oilfield Equipment AG	68,479	5,611,307

	Shares	Value
Tesco Corp. (a)	902,085	$ 10,843,062
Weatherford International Ltd. (a)	2,509,971	30,144,752
		826,256,854
TOTAL ENERGY EQUIPMENT & SERVICES		984,374,575
MACHINERY - 1.0%
Industrial Machinery - 1.0%
Rotork PLC	312,900	9,813,741
TOTAL COMMON STOCKS (Cost $938,297,512)		999,504,508
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.17% (b)	23,921,592	23,921,592
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,867,720	4,867,720
TOTAL MONEY MARKET FUNDS (Cost $28,789,312)		28,789,312
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $967,086,824)		1,028,293,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		482,673
NET ASSETS - 100%		$ 1,028,776,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $992,665 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,363
Fidelity Securities Lending Cash Central Fund	7,885
Total	$ 24,248
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 999,504,508	$ 969,596,759	$ 28,915,084	$ 992,665
Money Market Funds	28,789,312	28,789,312	-	-
Total Investments in Securities:	$ 1,028,293,820	$ 998,386,071	$ 28,915,084	$ 992,665
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,586)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,008,251
Transfers out of Level 3	-
Ending Balance	$ 992,665
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (15,586)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $969,158,784. Net unrealized appreciation aggregated $59,135,036, of which $144,804,860 related to appreciated investment securities and $85,669,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2012

1.802171.108

FIN-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CAPITAL MARKETS - 12.1%
Asset Management & Custody Banks - 8.8%
A.F.P. Provida SA sponsored ADR	16,700	$ 1,224,277
Affiliated Managers Group, Inc. (a)	14,598	1,504,616
Ameriprise Financial, Inc.	800	38,336
Apollo Global Management LLC Class A	434,673	5,072,634
Bank of New York Mellon Corp.	483,839	9,850,962
BlackRock, Inc. Class A	6,693	1,143,164
Cetip SA	183,500	2,647,619
Cetip SA rights 6/18/12 (a)	114	141
Fortress Investment Group LLC	203,500	628,815
Franklin Resources, Inc.	37,932	4,050,758
Invesco Ltd.	1,786	38,846
Julius Baer Group Ltd.	910	28,746
Legg Mason, Inc.	2,318	58,993
Northern Trust Corp.	27,493	1,187,148
State Street Corp.	25,173	1,037,379
The Blackstone Group LP	581,158	6,997,142
		35,509,576
Diversified Capital Markets - 0.5%
Credit Suisse Group sponsored ADR	1,638	31,335
HFF, Inc. (a)	23,200	303,456
UBS AG (NY Shares)	145,437	1,655,073
		1,989,864
Investment Banking & Brokerage - 2.8%
Charles Schwab Corp.	2,400	29,904
E*TRADE Financial Corp. (a)	4,464	37,899
Evercore Partners, Inc. Class A	237,913	5,878,830
GFI Group, Inc.	1,037,136	2,821,010
Goldman Sachs Group, Inc.	10,785	1,032,125
Greenhill & Co., Inc.	2,000	69,740
Investment Technology Group, Inc. (a)	4,400	41,712
Lazard Ltd. Class A	1,497	34,521
Macquarie Group Ltd.	1,078	28,321
Monex Beans Holdings, Inc.	116	17,748
Morgan Stanley	92,208	1,231,899
Nomura Holdings, Inc. sponsored ADR	9,700	31,525
		11,255,234
TOTAL CAPITAL MARKETS		48,754,674
COMMERCIAL BANKS - 18.0%
Diversified Banks - 5.9%
Banco ABC Brasil SA	34,600	190,426
Banco Bradesco SA (PN) sponsored ADR	1,900	27,816
Banco de Chile sponsored ADR	418	34,397
Banco Macro SA sponsored ADR	1,600	20,432
Banco Pine SA	570	3,640
Banco Santander Chile sponsored ADR	400	29,776
Banco Santander SA (Spain) sponsored ADR (d)	6,400	34,048
Banco Santander SA (Brasil) ADR	51,910	412,685
BanColombia SA sponsored ADR	169,700	10,047,937

	Shares	Value
Bangkok Bank Public Co. Ltd. (For. Reg.)	74,200	$ 437,225
Bank of Baroda	23,878	293,468
Bank of the Philippine Islands (BPI)	53,430	82,389
Barclays PLC sponsored ADR	3,344	36,951
BBVA Banco Frances SA sponsored ADR (d)	6,900	26,565
BNP Paribas SA	948	30,376
China CITIC Bank Corp. Ltd. (H Shares)	88,000	45,579
Comerica, Inc.	36,061	1,096,976
CorpBanca SA sponsored ADR	1,600	29,712
Credicorp Ltd. (NY Shares)	7,100	885,867
Credit Agricole SA	600	2,157
Development Credit Bank Ltd. (a)	95,718	65,588
Grupo Financiero Galicia SA sponsored ADR (d)	5,400	24,462
Guaranty Trust Bank PLC GDR (Reg. S)	14,800	79,730
Hana Financial Group, Inc.	11,260	354,835
Hong Leong Bank Bhd	12,100	46,847
HSBC Holdings PLC sponsored ADR	1,000	39,500
ICICI Bank Ltd. sponsored ADR	1,400	39,410
Industrial & Commercial Bank of China Ltd. (H Shares)	17,000	10,338
Intesa Sanpaolo SpA	30,559	38,177
Itau Unibanco Banco Multiplo SA sponsored ADR	1,875	27,131
KB Financial Group, Inc.	10,300	321,117
Malayan Banking Bhd	114,087	314,735
National Australia Bank Ltd.	697	15,263
Nordea Bank AB	3,400	25,281
PT Bank Bukopin Tbk	15,446,000	1,051,643
PT Bank Central Asia Tbk	37,000	27,553
Raiffeisen International Bank-Holding AG	3,700	102,153
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	3,100	30,721
Standard Chartered PLC (United Kingdom)	6,945	140,623
Sumitomo Mitsui Financial Group, Inc.	5,900	171,906
Swedbank AB (A Shares)	2,600	37,159
The Jammu & Kashmir Bank Ltd.	20,167	334,173
The Toronto-Dominion Bank	5,400	413,398
U.S. Bancorp	65,837	2,048,189
UniCredit SpA	1,710	5,276
United Overseas Bank Ltd.	3,000	41,184
Wells Fargo & Co.	127,642	4,090,926
Yes Bank Ltd.	6,614	38,930
		23,704,670
Regional Banks - 12.1%
Alerus Financial Corp.	1,500	40,575
Banco Daycoval SA (PN)	55,000	268,612
Bancorp New Jersey, Inc.	300	2,889
BancTrust Financial Group, Inc. (a)	83,350	245,049
Bank of Hawaii Corp.	900	41,706
Bank of the Ozarks, Inc.	1,448	42,050
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
BB&T Corp.	2,629	$ 79,448
Boston Private Financial Holdings, Inc.	6,000	54,120
Bridge Capital Holdings (a)	132,440	2,031,630
BS Financial Group, Inc.	206,930	2,033,417
Canadian Western Bank, Edmonton (d)	23,700	610,599
Cascade Bancorp (a)	2,530	13,915
CIT Group, Inc. (a)	32,305	1,104,508
Citizens & Northern Corp.	1,500	26,175
City Holding Co.	1,200	38,616
City National Corp.	872	43,321
CNB Financial Corp., Pennsylvania	2,300	34,339
CoBiz, Inc.	562,293	3,418,741
Cullen/Frost Bankers, Inc.	400	22,756
Fifth Third Bancorp	627,308	8,374,562
First Business Finance Services, Inc.	2,000	43,000
First Commonwealth Financial Corp.	71,700	449,559
First Interstate Bancsystem, Inc.	289,931	4,044,537
First Midwest Bancorp, Inc., Delaware	3,900	39,351
First Republic Bank (a)	35,326	1,109,236
FirstMerit Corp.	2,700	42,930
FNB Corp., Pennsylvania	4,000	42,480
Glacier Bancorp, Inc.	3,186	45,719
Huntington Bancshares, Inc.	622,837	4,073,354
KeyCorp	4,679	35,093
NBT Bancorp, Inc.	400	7,948
Northrim Bancorp, Inc.	6,100	132,614
Pacific Continental Corp.	92,452	832,068
PNC Financial Services Group, Inc.	197,462	12,128,116
PrivateBancorp, Inc.	3,000	44,190
PT Bank Tabungan Negara Tbk	4,918,000	627,830
Regions Financial Corp.	7,112	44,734
Sandy Spring Bancorp, Inc.	400	7,116
Savannah Bancorp, Inc. (a)	41,015	206,716
SCBT Financial Corp.	2,500	84,725
SunTrust Banks, Inc.	18,198	417,098
Susquehanna Bancshares, Inc.	147,875	1,424,036
SVB Financial Group (a)	698	41,643
Synovus Financial Corp.	82,201	157,004
TCF Financial Corp.	4,073	48,021
Texas Capital Bancshares, Inc. (a)	8,007	310,511
UMB Financial Corp.	10,600	516,962
Umpqua Holdings Corp.	400	5,132
Valley National Bancorp	14,490	162,143
Virginia Commerce Bancorp, Inc. (a)	9,600	79,200
Washington Trust Bancorp, Inc.	25,900	610,204
Webster Financial Corp.	63,600	1,289,172
Westamerica Bancorp.	100	4,471

	Shares	Value
Western Alliance Bancorp. (a)	165,861	$ 1,446,308
Zions Bancorporation	200	3,806
		49,084,055
TOTAL COMMERCIAL BANKS		72,788,725
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	2,600	36,338
CONSUMER FINANCE - 3.7%
Consumer Finance - 3.7%
American Express Co.	73,125	4,082,569
Capital One Financial Corp.	95,588	4,910,356
Discover Financial Services	6,129	202,931
EZCORP, Inc. (non-vtg.) Class A (a)	63,004	1,486,894
First Cash Financial Services, Inc. (a)	16,028	600,409
Green Dot Corp. Class A (a)	27,156	576,793
International Personal Finance PLC	662	2,294
Nelnet, Inc. Class A	1,800	42,012
Netspend Holdings, Inc. (a)	3,724	27,595
PT Clipan Finance Indonesia Tbk	928,000	38,009
Regional Management Corp.	44,400	654,900
SLM Corp.	176,959	2,472,117
		15,096,879
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	1,130	34,465
DIVERSIFIED FINANCIAL SERVICES - 8.8%
Other Diversified Financial Services - 3.1%
Bank of America Corp.	333,363	2,450,218
Citigroup, Inc.	151,998	4,029,467
JPMorgan Chase & Co.	184,424	6,113,656
		12,593,341
Specialized Finance - 5.7%
BM&F Bovespa SA	6,400	30,305
CBOE Holdings, Inc.	228,449	5,768,337
CME Group, Inc.	4,601	1,185,080
IntercontinentalExchange, Inc. (a)	13,247	1,622,095
MarketAxess Holdings, Inc.	3,800	122,702
Moody's Corp.	19,927	729,129
NYSE Euronext	1,300	31,603
PHH Corp. (a)(d)	362,287	6,003,096
The NASDAQ Stock Market, Inc.	334,913	7,327,896
		22,820,243
TOTAL DIVERSIFIED FINANCIAL SERVICES		35,413,584
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	3,500	45,663
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	829	$ 38,283
MGM Mirage, Inc. (a)	3,000	32,490
Wynn Resorts Ltd.	400	41,216
		111,989
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	849	44,870
Leisure Facilities - 0.1%
Cedar Fair LP (depository unit)	15,600	418,080
TOTAL HOTELS, RESTAURANTS & LEISURE		574,939
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	1,500	43,080
PulteGroup, Inc. (a)	5,200	48,672
		91,752
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	100	1,909
Keppel Corp. Ltd.	4,000	30,979
		32,888
INSURANCE - 13.1%
Insurance Brokers - 0.4%
Aon PLC	900	41,850
Brasil Insurance Participacoes e Administracao SA	52,600	445,973
Marsh & McLennan Companies, Inc.	29,200	933,816
National Financial Partners Corp. (a)	2,900	38,570
		1,460,209
Life & Health Insurance - 4.2%
AFLAC, Inc.	1,029	41,242
Citizens, Inc. Class A (a)	5,800	46,806
CNO Financial Group, Inc.	5,900	40,474
Delta Lloyd NV	2,800	34,667
FBL Financial Group, Inc. Class A	1,300	33,189
Lincoln National Corp.	58,300	1,205,061
MetLife, Inc.	324,418	9,476,250
Phoenix Companies, Inc. (a)	15,700	25,434
Ping An Insurance Group Co. China Ltd. (H Shares)	10,500	77,314
Prudential Financial, Inc.	129,224	6,002,455
Resolution Ltd.	8,700	25,975
StanCorp Financial Group, Inc.	900	31,329
Symetra Financial Corp.	3,000	33,900
Torchmark Corp.	900	41,994
Unum Group	1,900	37,905
		17,153,995

	Shares	Value
Multi-Line Insurance - 1.2%
American International Group, Inc. (a)	58,300	$ 1,701,194
Assurant, Inc.	35,800	1,195,004
Fairfax Financial Holdings Ltd. (sub. vtg.)	579	228,158
Genworth Financial, Inc. Class A (a)	188,554	988,023
Hartford Financial Services Group, Inc.	16,800	282,576
Loews Corp.	9,000	350,010
Porto Seguro SA	6,600	58,544
		4,803,509
Property & Casualty Insurance - 4.6%
ACE Ltd.	177,857	12,864,397
Allied World Assurance Co. Holdings Ltd.	5,900	453,710
Allstate Corp.	28,975	983,412
Assured Guaranty Ltd.	2,600	31,044
Axis Capital Holdings Ltd.	35,600	1,171,240
Berkshire Hathaway, Inc. Class B (a)	490	38,886
Erie Indemnity Co. Class A	437	31,407
Fidelity National Financial, Inc. Class A	2,538	47,816
First American Financial Corp.	38,900	613,064
RLI Corp.	100	6,664
The Travelers Companies, Inc.	200	12,498
W.R. Berkley Corp.	11,800	452,176
XL Group PLC Class A	89,312	1,823,751
		18,530,065
Reinsurance - 2.7%
Arch Capital Group Ltd. (a)	37,100	1,418,333
Everest Re Group Ltd.	19,500	1,991,340
Montpelier Re Holdings Ltd.	2,100	43,848
Platinum Underwriters Holdings Ltd.	25,904	940,315
RenaissanceRe Holdings Ltd.	30,600	2,358,342
Swiss Re Ltd.	38,348	2,222,128
Validus Holdings Ltd.	62,307	1,955,194
		10,929,500
TOTAL INSURANCE		52,877,278
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	1,300	50,947
IT SERVICES - 8.6%
Data Processing & Outsourced Services - 8.6%
Alliance Data Systems Corp. (a)	400	50,400
Cielo SA	1,560	42,155
Fidelity National Information Services, Inc.	1,800	59,004
Fiserv, Inc. (a)	938	63,249
Global Cash Access Holdings, Inc. (a)	47,700	336,285
Jack Henry & Associates, Inc.	151,855	5,012,734
Lender Processing Services, Inc.	200	4,616
MoneyGram International, Inc. (a)	2,100	29,253
Redecard SA	822,630	12,644,237
The Western Union Co.	440,623	7,226,217
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Total System Services, Inc.	332,349	$ 7,733,761
VeriFone Systems, Inc. (a)	39,734	1,434,795
Visa, Inc. Class A	360	41,472
		34,678,178
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	600	34,260
Cognizant Technology Solutions Corp. Class A (a)	578	33,669
		67,929
TOTAL IT SERVICES		34,746,107
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	2,211	226,119
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	900	39,042
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Equifax, Inc.	1,015	45,848
IHS, Inc. Class A (a)	10,910	1,079,981
		1,125,829
REAL ESTATE INVESTMENT TRUSTS - 27.3%
Diversified REITs - 0.1%
American Assets Trust, Inc.	19,200	433,728
Vornado Realty Trust	400	32,768
		466,496
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	140,500	817,710
First Potomac Realty Trust	2,900	34,800
Prologis, Inc.	80,700	2,580,786
Stag Industrial, Inc.	3,000	41,250
		3,474,546
Mortgage REITs - 1.7%
American Capital Agency Corp.	88,164	2,880,318
American Capital Mortgage Investment Corp.	4,800	114,192
Invesco Mortgage Capital, Inc.	142,400	2,583,136
Pennymac Mortgage Investment Trust	2,100	38,787
Two Harbors Investment Corp.	103,800	1,073,292
		6,689,725
Office REITs - 4.6%
Boston Properties, Inc.	62,600	6,443,418
Corporate Office Properties Trust (SBI)	1,200	26,412
Douglas Emmett, Inc.	201,683	4,316,016
Highwoods Properties, Inc. (SBI)	53,692	1,732,104
Kilroy Realty Corp.	13,100	601,421

	Shares	Value
Lexington Corporate Properties Trust (d)	657,047	$ 5,460,061
MPG Office Trust, Inc. (a)	14,400	25,632
SL Green Realty Corp.	500	37,505
		18,642,569
Residential REITs - 4.5%
American Campus Communities, Inc.	57,500	2,524,250
Apartment Investment & Management Co. Class A	1,513	40,957
AvalonBay Communities, Inc.	400	55,900
BRE Properties, Inc.	1,400	68,922
Camden Property Trust (SBI)	50,400	3,281,544
Campus Crest Communities, Inc.	3,100	33,418
Colonial Properties Trust (SBI)	132,300	2,806,083
Equity Lifestyle Properties, Inc.	26,300	1,732,118
Equity Residential (SBI)	48,938	2,990,112
Essex Property Trust, Inc.	800	120,368
Home Properties, Inc.	12,500	749,250
Post Properties, Inc.	51,646	2,500,183
UDR, Inc.	44,579	1,154,596
		18,057,701
Retail REITs - 1.1%
Federal Realty Investment Trust (SBI)	8,100	796,068
Glimcher Realty Trust	1,278	11,758
Kimco Realty Corp.	1,800	32,310
Realty Income Corp.	35,700	1,368,381
Simon Property Group, Inc.	15,268	2,252,335
Urstadt Biddle Properties, Inc. Class A	3,900	69,420
		4,530,272
Specialized REITs - 14.4%
American Tower Corp.	700	45,416
Big Yellow Group PLC	2,943,834	12,953,552
CubeSmart	3,100	35,061
DiamondRock Hospitality Co.	114,805	1,141,162
HCP, Inc.	319,700	13,056,548
Health Care REIT, Inc.	235,700	13,074,275
Host Hotels & Resorts, Inc.	61,700	941,542
National Health Investors, Inc.	22,300	1,076,421
Plum Creek Timber Co., Inc.	2,300	83,950
Potlatch Corp.	6,000	171,960
Public Storage	8,318	1,110,203
Rayonier, Inc.	53,500	2,298,895
Strategic Hotel & Resorts, Inc. (a)	594,567	3,704,152
Sunstone Hotel Investors, Inc. (a)	63,700	637,637
Ventas, Inc.	110,720	6,512,550
Weyerhaeuser Co.	74,700	1,487,277
		58,330,601
TOTAL REAL ESTATE INVESTMENT TRUSTS		110,191,910
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Diversified Real Estate Activities - 0.8%
Tejon Ranch Co. (a)	23,367	$ 622,497
The St. Joe Co. (a)(d)	166,905	2,665,473
		3,287,970
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	23,000	82,105
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	1,900	20,914
Castellum AB	2,857	32,126
Forest City Enterprises, Inc. Class A (a)	29,296	392,273
Thomas Properties Group, Inc.	6,200	29,388
		474,701
Real Estate Services - 0.2%
CBRE Group, Inc. (a)	25,588	420,923
Jones Lang LaSalle, Inc.	495	35,888
Kennedy-Wilson Holdings, Inc.	6,100	79,544
		536,355
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,381,131
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	1,600	17,648
Fair Isaac Corp.	200	8,132
		25,780
SPECIALTY RETAIL - 1.1%
Computer & Electronics Retail - 1.1%
Rent-A-Center, Inc.	136,402	4,592,655
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	1,500	35,385
Brookline Bancorp, Inc., Delaware	2,200	19,338
Cape Bancorp, Inc. (a)	3,700	30,340

	Shares	Value
Cheviot Financial Corp.	22,986	$ 196,530
Hudson City Bancorp, Inc.	2,300	14,260
People's United Financial, Inc.	3,000	34,890
		330,743
TOTAL COMMON STOCKS (Cost $407,137,584)		381,457,448
Investment Companies - 0.3%

Ares Capital Corp. (Cost $1,216,298)	72,900	1,100,061
Money Market Funds - 10.0%

Fidelity Cash Central Fund, 0.17% (b)	32,996,310	32,996,310
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	7,549,300	7,549,300
TOTAL MONEY MARKET FUNDS (Cost $40,545,610)		40,545,610
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $448,899,492)		423,103,119
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(19,029,173)
NET ASSETS - 100%		$ 404,073,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,375
Fidelity Securities Lending Cash Central Fund	33,738
Total	$ 43,113
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 381,457,448	$ 365,104,256	$ 16,353,192	$ -
Investment Companies	1,100,061	1,100,061	-	-
Money Market Funds	40,545,610	40,545,610	-	-
Total Investments in Securities:	$ 423,103,119	$ 406,749,927	$ 16,353,192	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $454,112,412. Net unrealized depreciation aggregated $31,009,293, of which $7,391,711 related to appreciated investment securities and $38,401,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2012

1.802174.108

HEA-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
BIOTECHNOLOGY - 23.8%
Biotechnology - 23.8%
Achillion Pharmaceuticals, Inc. (a)(d)	900,000	$ 6,462,000
Acorda Therapeutics, Inc. (a)	450,000	9,895,500
Alexion Pharmaceuticals, Inc. (a)	140,000	12,679,800
AMAG Pharmaceuticals, Inc. (a)	151,707	2,128,449
Amgen, Inc.	1,800,000	125,136,000
Anthera Pharmaceuticals, Inc. (a)	1,280,000	2,521,600
AVEO Pharmaceuticals, Inc. (a)	517,323	6,585,522
Biogen Idec, Inc. (a)	400,000	52,300,000
BioMarin Pharmaceutical, Inc. (a)	1,150,000	40,986,000
Biovitrum AB (a)	1,034,856	3,330,480
Discovery Laboratories, Inc. (a)	1,489,100	3,916,333
Dynavax Technologies Corp. (a)(d)	4,000,000	15,080,000
Gilead Sciences, Inc. (a)	2,050,000	102,397,500
Grifols SA ADR	1,000,000	8,470,000
Infinity Pharmaceuticals, Inc. (a)	400,000	5,204,000
Medivation, Inc. (a)	190,000	16,003,700
Merrimack Pharmaceuticals, Inc.	37,600	258,312
Merrimack Pharmaceuticals, Inc. (f)	350,000	2,164,050
Neurocrine Biosciences, Inc. (a)	1,005,500	6,726,795
NPS Pharmaceuticals, Inc. (a)	1,000,000	7,890,000
Puma Biotechnology, Inc. (f)	555,556	7,500,006
Puma Biotechnology, Inc. warrants 10/4/21 (a)(f)	555,556	6
Seattle Genetics, Inc. (a)	500,000	9,740,000
Synageva BioPharma Corp. (a)(d)	485,000	18,919,850
Targacept, Inc. (a)	1,000,000	4,150,000
Theravance, Inc. (a)(d)	500,000	10,345,000
United Therapeutics Corp. (a)	300,000	13,272,000
Vertex Pharmaceuticals, Inc. (a)	150,000	9,006,000
Vical, Inc. (a)	1,280,000	3,737,600
ZIOPHARM Oncology, Inc. (a)	486,920	2,502,769
		509,309,272
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (e)	996,904	7,297,337
FOOD & STAPLES RETAILING - 1.7%
Drug Retail - 1.7%
CVS Caremark Corp.	400,000	17,976,000
Drogasil SA	1,600,000	14,795,349
Rite Aid Corp. (a)	2,989,300	3,886,090
		36,657,439
HEALTH CARE EQUIPMENT & SUPPLIES - 12.2%
Health Care Equipment - 11.2%
Boston Scientific Corp. (a)	8,200,000	47,068,000
C.R. Bard, Inc.	330,000	32,072,700

	Shares	Value
China Kanghui Holdings sponsored ADR (a)	362,252	$ 7,136,364
Conceptus, Inc. (a)	450,000	7,578,000
CONMED Corp.	250,000	6,697,500
Covidien PLC	1,000,000	51,780,000
Cyberonics, Inc. (a)	240,000	9,252,000
Genmark Diagnostics, Inc. (a)(e)	1,280,000	5,760,000
HeartWare International, Inc. (a)(d)	200,000	16,274,000
Insulet Corp. (a)	449,768	8,284,727
Opto Circuits India Ltd.	1,300,000	3,752,231
Volcano Corp. (a)	250,000	7,147,500
William Demant Holding A/S (a)	115,000	10,139,035
Wright Medical Group, Inc. (a)	1,000,000	19,790,000
Zeltiq Aesthetics, Inc. (d)	492,590	2,206,803
Zimmer Holdings, Inc.	75,000	4,548,750
		239,487,610
Health Care Supplies - 1.0%
The Cooper Companies, Inc.	250,000	21,295,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		260,782,610
HEALTH CARE PROVIDERS & SERVICES - 28.1%
Health Care Distributors & Services - 1.4%
Amplifon SpA	1,700,000	8,421,315
McKesson Corp.	250,000	21,820,000
		30,241,315
Health Care Facilities - 1.2%
Emeritus Corp. (a)	425,980	6,479,156
Hanger Orthopedic Group, Inc. (a)	300,000	6,471,000
LCA-Vision, Inc. (a)	900,000	4,113,000
Sunrise Senior Living, Inc. (a)(d)	1,280,000	7,705,600
		24,768,756
Health Care Services - 9.7%
Accretive Health, Inc. (a)	566,312	6,659,829
Catalyst Health Solutions, Inc. (a)	625,000	54,293,750
Express Scripts Holding Co. (a)	500,000	26,095,000
Fresenius Medical Care AG & Co. KGaA	280,000	18,587,204
HMS Holdings Corp. (a)	400,000	10,716,000
Laboratory Corp. of America Holdings (a)	200,000	16,656,000
MEDNAX, Inc. (a)	400,000	24,404,000
MModal, Inc. (a)	170,386	2,141,752
Omnicare, Inc.	650,000	20,488,000
Quest Diagnostics, Inc.	500,000	28,450,000
		208,491,535
Managed Health Care - 15.8%
Aetna, Inc.	600,000	24,534,000
Centene Corp. (a)	150,000	5,421,000
Health Net, Inc. (a)	1,100,000	28,182,000
Humana, Inc.	765,000	58,438,350
UnitedHealth Group, Inc.	2,500,000	139,424,997
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Universal American Spin Corp. (a)	72,119	$ 708,930
WellPoint, Inc.	1,206,700	81,319,513
		338,028,790
TOTAL HEALTH CARE PROVIDERS & SERVICES		601,530,396
HEALTH CARE TECHNOLOGY - 4.7%
Health Care Technology - 4.7%
athenahealth, Inc. (a)(d)	300,000	21,807,000
Cerner Corp. (a)	430,000	33,522,800
Epocrates, Inc. (a)	425,693	3,226,753
HealthStream, Inc. (a)	200,000	4,224,000
SXC Health Solutions Corp. (a)	406,000	37,303,965
		100,084,518
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Life Sciences Tools & Services - 1.3%
Furiex Pharmaceuticals, Inc. (a)	280,000	5,611,200
Illumina, Inc. (a)(d)	500,000	21,530,000
		27,141,200
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	770,000	10,572,100
PHARMACEUTICALS - 19.8%
Pharmaceuticals - 19.8%
Akorn, Inc. (a)	500,000	6,825,000
Cadence Pharmaceuticals, Inc. (a)(d)	1,416,900	3,896,475
Cardiome Pharma Corp. (a)	1,800,000	738,003
Elan Corp. PLC sponsored ADR (a)	1,600,000	22,336,000
Eli Lilly & Co.	1,000,000	40,950,000
Endo Pharmaceuticals Holdings, Inc. (a)	850,000	27,642,000
Meda AB (A Shares)	800,000	7,669,512
Merck & Co., Inc.	1,650,000	62,007,000
Optimer Pharmaceuticals, Inc. (a)(d)	822,200	12,283,668
Pacira Pharmaceuticals, Inc. (a)	250,000	2,655,000
Pfizer, Inc.	5,300,000	115,911,000
Shire PLC sponsored ADR	300,000	25,323,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	600,000	29,318,875
ViroPharma, Inc. (a)	1,150,000	23,161,000
Watson Pharmaceuticals, Inc. (a)	560,000	39,922,400
XenoPort, Inc. (a)	500,000	2,940,000
		423,578,933

	Shares	Value
PROFESSIONAL SERVICES - 1.5%
Research & Consulting Services - 1.5%
Advisory Board Co. (a)	190,000	$ 18,405,300
Qualicorp SA	1,600,000	13,645,041
		32,050,341
TOTAL COMMON STOCKS (Cost $1,754,713,650)		2,009,004,146
Convertible Preferred Stocks - 0.6%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (f)	496,689	3,000,002
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	1,784,800	10,774,052
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,774,054)		13,774,054
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.17% (b)	116,148,992	116,148,992
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	58,437,255	58,437,255
TOTAL MONEY MARKET FUNDS (Cost $174,586,247)		174,586,247
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,943,073,951)		2,197,364,447
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(57,390,904)
NET ASSETS - 100%		$ 2,139,973,543
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,438,116 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 3,000,002
Castlight Health, Inc. Series D	4/25/12	$ 10,774,052
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,450,000
Puma Biotechnology, Inc.	10/4/11	$ 2,083,329
Puma Biotechnology, Inc. warrants 10/4/21	10/4/11	$ 6
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,559
Fidelity Securities Lending Cash Central Fund	142,446
Total	$ 158,005
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 5,971,455	$ -	$ -	$ 24,923	$ 7,297,337
Genmark Diagnostics, Inc.	3,923,962	1,379,691	-	-	5,760,000
Total	$ 9,895,417	$ 1,379,691	$ -	$ 24,923	$ 13,057,337
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,009,004,146	$ 1,958,692,544	$ 50,311,596	$ 6
Convertible Preferred Stocks	13,774,054	-	-	13,774,054
Money Market Funds	174,586,247	174,586,247	-	-
Total Investments in Securities:	$ 2,197,364,447	$ 2,133,278,791	$ 50,311,596	$ 13,774,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,603,342
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(69,999)
Cost of Purchases	10,774,052
Proceeds of Sales	(2,450,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,083,335)
Ending Balance	$ 13,774,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,950,360,360. Net unrealized appreciation aggregated $247,004,087, of which $338,505,044 related to appreciated investment securities and $91,500,957 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

May 31, 2012

1.802175.108

SAV-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CAPITAL MARKETS - 0.8%
Investment Banking & Brokerage - 0.8%
FXCM, Inc. Class A	175,000	$ 1,799,000
COMMERCIAL BANKS - 28.4%
Diversified Banks - 10.1%
U.S. Bancorp	362,700	11,283,597
Wells Fargo & Co.	334,400	10,717,520
		22,001,117
Regional Banks - 18.3%
BB&T Corp.	50,000	1,511,000
Fifth Third Bancorp	611,300	8,160,855
First Niagara Financial Group, Inc.	500,000	4,035,000
First Republic Bank (a)	40,000	1,256,000
KeyCorp	1,077,100	8,078,250
M&T Bank Corp.	19,300	1,569,476
PNC Financial Services Group, Inc.	65,000	3,992,300
Popular, Inc. (a)	20,000	305,400
Regions Financial Corp.	930,800	5,854,732
SunTrust Banks, Inc.	222,300	5,095,116
		39,858,129
TOTAL COMMERCIAL BANKS		61,859,246
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Support Services - 0.4%
Intrum Justitia AB	63,400	886,077
CONSUMER FINANCE - 20.6%
Consumer Finance - 20.6%
American Express Co.	130,000	7,257,900
Capital One Financial Corp.	283,500	14,563,395
DFC Global Corp. (a)	107,600	1,773,248
Discover Financial Services	252,000	8,343,720
International Personal Finance PLC	100,000	346,484
Regional Management Corp.	20,000	295,000
SLM Corp.	890,100	12,434,697
		45,014,444
DIVERSIFIED FINANCIAL SERVICES - 6.1%
Other Diversified Financial Services - 4.8%
Bank of America Corp.	287,300	2,111,655
Citigroup, Inc.	160,000	4,241,600
JPMorgan Chase & Co.	125,000	4,143,750
		10,497,005
Specialized Finance - 1.3%
PHH Corp. (a)	170,100	2,818,557
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,315,562

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Bankrate, Inc. (d)	40,000	$ 695,200
eBay, Inc. (a)	15,000	587,850
		1,283,050
IT SERVICES - 16.2%
Data Processing & Outsourced Services - 16.2%
CoreLogic, Inc. (a)	20,000	339,800
Fidelity National Information Services, Inc.	73,700	2,415,886
Global Payments, Inc.	22,700	964,296
MasterCard, Inc. Class A	34,200	13,902,642
Total System Services, Inc.	25,000	581,750
VeriFone Systems, Inc. (a)	10,000	361,100
Visa, Inc. Class A	145,000	16,704,000
		35,269,474
REAL ESTATE INVESTMENT TRUSTS - 14.3%
Mortgage REITs - 14.3%
American Capital Agency Corp.	240,000	7,840,800
Annaly Capital Management, Inc.	235,300	3,910,686
Capstead Mortgage Corp.	238,100	3,278,637
Chimera Investment Corp.	317,200	888,160
Dynex Capital, Inc.	141,700	1,316,393
Hatteras Financial Corp.	50,000	1,427,500
Invesco Mortgage Capital, Inc.	311,700	5,654,238
MFA Financial, Inc.	340,100	2,591,562
Redwood Trust, Inc.	350,000	4,238,500
		31,146,476
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Services - 0.6%
Altisource Portfolio Solutions SA (a)	22,600	1,307,636
SOFTWARE - 0.2%
Application Software - 0.2%
Intuit, Inc.	10,000	562,300
THRIFTS & MORTGAGE FINANCE - 7.1%
Thrifts & Mortgage Finance - 7.1%
BankUnited, Inc.	15,000	353,850
Dime Community Bancshares, Inc.	5,000	65,300
Flushing Financial Corp.	260,000	3,354,000
MGIC Investment Corp. (a)(d)	180,000	457,200
New York Community Bancorp, Inc. (d)	209,800	2,591,030
Ocwen Financial Corp. (a)	294,900	4,727,247
People's United Financial, Inc.	115,100	1,338,613
Radian Group, Inc. (d)	125,000	310,000
WSFS Financial Corp.	60,000	2,230,800
		15,428,040
TOTAL COMMON STOCKS (Cost $205,067,500)		207,871,305
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	10,113,849	$ 10,113,849
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,544,900	2,544,900
TOTAL MONEY MARKET FUNDS (Cost $12,658,749)		12,658,749
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $217,726,249)		220,530,054
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,407,507)
NET ASSETS - 100%		$ 218,122,547
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,325
Fidelity Securities Lending Cash Central Fund	4,848
Total	$ 8,173
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 207,871,305	$ 206,638,744	$ 1,232,561	$ -
Money Market Funds	12,658,749	12,658,749	-	-
Total Investments in Securities:	$ 220,530,054	$ 219,297,493	$ 1,232,561	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $218,927,809. Net unrealized appreciation aggregated $1,602,245, of which $17,936,177 related to appreciated investment securities and $16,333,932 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2012

1.802173.108

GOL-QTLY-0712

Consolidated Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 10.0%
METALS & MINING - 10.0%
Gold - 10.0%
CGA Mining Ltd.:
(Australia) (a)	18,920	$ 36,676
(Canada) (a)	525,000	828,533
Evolution Mining Ltd. (a)	1,623,235	2,561,533
Gryphon Minerals Ltd. (a)	317,692	208,888
Intrepid Mines Ltd.:
(Australia) (a)	8,709,798	4,666,318
(Canada) (a)	320,000	167,304
Kingsgate Consolidated NL (d)	3,265,767	16,669,402
Kula Gold Ltd. (a)	31,245	15,218
Medusa Mining Ltd.	2,507,885	12,825,387
Newcrest Mining Ltd.	9,796,392	237,803,222
Papillon Resources Ltd. (a)	100,000	90,104
Perseus Mining Ltd.:
(Australia) (a)	5,374,308	13,611,295
(Canada) (a)	1,300,000	3,247,325
Regis Resources Ltd. (a)	4,973,292	18,748,152
Resolute Mining Ltd. (a)	4,911,661	7,248,440
St Barbara Ltd. (a)	4,644,676	9,094,001
Troy Resources NL (a)(f)	734,826	2,916,964
		330,738,762
Bailiwick of Jersey - 4.3%
METALS & MINING - 4.3%
Gold - 4.3%
Centamin PLC (a)	12,486,900	12,602,091
Polyus Gold International Ltd. sponsored GDR	5,848,190	14,386,547
Randgold Resources Ltd. sponsored ADR (d)	1,459,067	115,776,966
		142,765,604
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	170,100	1,072,131
G-Resources Group Ltd. (a)	3,099,000	206,801
		1,278,932
Canada - 57.1%
METALS & MINING - 57.1%
Diversified Metals & Mining - 0.2%
Copper Mountain Mining Corp. (a)	97,000	375,660
East Asia Minerals Corp. (a)	5,000	1,501
Eastmain Resources, Inc. (a)	10,000	8,520
Kimber Resources, Inc. (a)(e)	16,100	10,444
Kimber Resources, Inc. (a)(e)(f)	5,832,000	3,783,163
NovaCopper, Inc. (a)(d)	488,333	1,134,724
Sabina Gold & Silver Corp. (a)	465,000	1,026,480
		6,340,492

	Shares	Value
Gold - 56.4%
Agnico-Eagle Mines Ltd. (Canada)	2,218,400	$ 83,035,624
Alacer Gold Corp. (a)	3,354,063	18,672,472
Alamos Gold, Inc.	1,968,800	35,607,478
Argonaut Gold, Inc. (a)	814,800	6,429,414
ATAC Resources Ltd. (a)	67,200	171,115
AuRico Gold, Inc. (a)	4,508,563	33,611,788
Aurizon Mines Ltd. (a)	2,366,900	11,435,185
Avion Gold Corp. (a)	4,835,000	2,387,423
B2Gold Corp. (a)	5,287,400	15,920,815
Banro Corp. (a)	3,188,482	13,274,408
Barrick Gold Corp. (d)	10,804,019	424,587,431
Bearing Resources Ltd. (a)	29,687	9,485
Belo Sun Mining Corp. (a)	245,000	260,929
Canaco Resources, Inc. (a)	710,100	209,692
Canaco Resources, Inc. (f)	561,600	165,840
Centerra Gold, Inc. (d)	2,306,200	24,092,461
Colossus Minerals, Inc. (a)	1,436,100	5,909,304
Corvus Gold, Inc. (a)	138,350	125,913
Detour Gold Corp. (a)	803,800	16,490,799
Detour Gold Corp. (a)(f)	785,900	16,123,562
Eldorado Gold Corp.	9,396,708	104,261,290
Exeter Resource Corp. (a)	248,000	456,213
Extorre Gold Mines Ltd. (a)	1,057,700	2,980,014
Extorre Gold Mines Ltd. (f)	61,300	172,709
Franco-Nevada Corp. (d)	1,694,900	71,268,342
Gabriel Resources Ltd. (a)	630,000	1,146,730
Goldcorp, Inc.	11,224,100	409,690,245
Gran Colombia Gold Corp. (a)(d)	1,765,000	572,469
Great Basin Gold Ltd. (a)(d)	5,547,298	3,115,102
Guyana Goldfields, Inc. (a)	1,028,000	2,149,857
Guyana Goldfields, Inc. (a)(f)	155,000	324,152
IAMGOLD Corp.	5,023,200	53,838,238
International Minerals Corp.:
(Canada) (a)	157,100	692,070
(Switzerland) (a)	15,000	65,563
International Tower Hill Mines Ltd. (a)	546,700	1,847,299
Keegan Resources, Inc. (a)	30,000	99,337
Kinross Gold Corp.	15,557,091	124,866,423
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	554,331
Kirkland Lake Gold, Inc. (a)	1,038,000	10,753,352
Lake Shore Gold Corp. (a)	4,076,600	3,394,371
Nevsun Resources Ltd.	50,000	180,084
New Gold, Inc. (a)	6,642,855	58,720,304
Novagold Resources, Inc. (a)(d)	2,930,000	16,765,552
OceanaGold Corp. (a)	1,570,000	2,812,122
Orezone Gold Corp. (a)	80,000	121,605
Osisko Mining Corp. (a)	2,486,500	18,561,180
Osisko Mining Corp. (a)(f)	3,000,000	22,394,346
Pilot Gold, Inc. (a)	91,250	78,630
Premier Gold Mines Ltd. (a)	3,678,500	16,133,616
Pretium Resources, Inc. (a)(f)	225,000	2,940,892
Pretium Resources, Inc. (a)(g)	225,000	2,940,892
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Primero Mining Corp. (a)	489,300	$ 1,369,102
Queenston Mining, Inc. (a)	504,900	1,784,272
Rainy River Resources Ltd. (a)	1,485,000	6,469,962
Richmont Mines, Inc. (a)	20,000	116,377
Romarco Minerals, Inc. (a)	9,123,000	5,564,690
Romarco Minerals, Inc. (a)(f)	5,900,000	3,598,780
Rubicon Minerals Corp. (a)	2,696,352	7,440,193
San Gold Corp. (a)	4,634,400	6,416,413
Seabridge Gold, Inc. (a)	601,905	9,130,896
SEMAFO, Inc.	4,875,000	24,779,736
Sulliden Gold Corp. Ltd. (a)	175,000	172,823
Teranga Gold Corp. CDI unit (a)	3,410,974	6,645,260
Torex Gold Resources, Inc. (a)	7,222,500	12,796,800
Yamana Gold, Inc.	9,678,100	142,053,537
		1,870,757,309
Precious Metals & Minerals - 0.5%
Chesapeake Gold Corp. (a)	6,000	54,141
Dalradian Resources, Inc. (a)	46,000	36,966
Pan American Silver Corp.	523,487	8,793,629
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	242,013
Silver Wheaton Corp.	150,700	3,870,912
Silvercorp Metals, Inc.	75,000	457,472
Tahoe Resources, Inc. (a)	195,500	3,176,153
		16,631,286
TOTAL METALS & MINING		1,893,729,087
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
China Precious Metal Resources Holdings Co. Ltd. (a)	970,000	199,520
China - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Zhaojin Mining Industry Co. Ltd. (H Shares)	553,650	651,978
Zijin Mining Group Co. Ltd. (H Shares)	57,600,000	18,256,147
		18,908,125

	Shares	Value
Peru - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	1,637,500	$ 64,091,750
South Africa - 10.9%
METALS & MINING - 10.9%
Gold - 10.9%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,032,952	181,488,249
Gold Fields Ltd.	55,000	734,134
Gold Fields Ltd. sponsored ADR	9,486,026	125,689,845
Harmony Gold Mining Co. Ltd.	1,484,000	14,755,956
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,986,800	39,309,848
		361,978,032
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,353,763	6,881,325
Patagonia Gold PLC (a)	260,000	108,208
Petropavlovsk PLC	2,155,929	12,224,380
		19,213,913
United States of America - 11.7%
METALS & MINING - 11.6%
Gold - 11.6%
Allied Nevada Gold Corp. (a)	1,341,300	34,793,322
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,163,286
Gold Resource Corp. (d)	30,000	795,000
Newmont Mining Corp.	6,251,850	294,837,246
Royal Gold, Inc. (d)	768,313	51,968,691
		383,557,545
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	10,000	169,000
McEwen Mining, Inc. (a)(d)	705,100	1,664,036
		1,833,036
TOTAL METALS & MINING		385,390,581
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp.	65,000	1,518,400
TOTAL UNITED STATES OF AMERICA		386,908,981
TOTAL COMMON STOCKS (Cost $3,178,812,726)		3,219,812,706
Commodities - 2.3%
	Troy Ounces	Value
Gold Bullion (a) (Cost $65,118,150)	49,500	$ 77,342,265
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.17% (b)	26,607,451	26,607,451
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	447,522,719	447,522,719
TOTAL MONEY MARKET FUNDS (Cost $474,130,170)		474,130,170
TOTAL INVESTMENT PORTFOLIO - 113.7% (Cost $3,718,061,046)		3,771,285,141
NET OTHER ASSETS (LIABILITIES) - (13.7)%		(454,308,238)
NET ASSETS - 100%		$ 3,316,976,903
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,420,408 or 1.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,940,892 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,552
Fidelity Securities Lending Cash Central Fund	160,215
Total	$ 161,767
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 38,830,806	$ -	$ -	$ 77,330,295
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 10,444
Kimber Resources, Inc.	6,128,712	-	-	-	3,783,163
Total	$ 6,145,631	$ -	$ -	$ -	$ 3,793,607
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,219,812,706	$ 3,153,942,889	$ 65,869,817	$ -
Commodities	77,342,265	77,342,265	-	-
Money Market Funds	474,130,170	474,130,170	-	-
Total Investments in Securities:	$ 3,771,285,141	$ 3,705,415,324	$ 65,869,817	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 73,258
Total Realized Gain (Loss)	(68,718)
Total Unrealized Gain (Loss)	41,724
Cost of Purchases	-
Proceeds of Sales	(46,264)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $4,006,411,019. Net unrealized depreciation aggregated $235,137,849, of which $309,219,385 related to appreciated investment securities and $544,357,234 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2012, the Fund held $77,330,295 in the Subsidiary, representing 2.3% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.105

AGLD-QTLY-0712

Consolidated Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 10.0%
METALS & MINING - 10.0%
Gold - 10.0%
CGA Mining Ltd.:
(Australia) (a)	18,920	$ 36,676
(Canada) (a)	525,000	828,533
Evolution Mining Ltd. (a)	1,623,235	2,561,533
Gryphon Minerals Ltd. (a)	317,692	208,888
Intrepid Mines Ltd.:
(Australia) (a)	8,709,798	4,666,318
(Canada) (a)	320,000	167,304
Kingsgate Consolidated NL (d)	3,265,767	16,669,402
Kula Gold Ltd. (a)	31,245	15,218
Medusa Mining Ltd.	2,507,885	12,825,387
Newcrest Mining Ltd.	9,796,392	237,803,222
Papillon Resources Ltd. (a)	100,000	90,104
Perseus Mining Ltd.:
(Australia) (a)	5,374,308	13,611,295
(Canada) (a)	1,300,000	3,247,325
Regis Resources Ltd. (a)	4,973,292	18,748,152
Resolute Mining Ltd. (a)	4,911,661	7,248,440
St Barbara Ltd. (a)	4,644,676	9,094,001
Troy Resources NL (a)(f)	734,826	2,916,964
		330,738,762
Bailiwick of Jersey - 4.3%
METALS & MINING - 4.3%
Gold - 4.3%
Centamin PLC (a)	12,486,900	12,602,091
Polyus Gold International Ltd. sponsored GDR	5,848,190	14,386,547
Randgold Resources Ltd. sponsored ADR (d)	1,459,067	115,776,966
		142,765,604
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	170,100	1,072,131
G-Resources Group Ltd. (a)	3,099,000	206,801
		1,278,932
Canada - 57.1%
METALS & MINING - 57.1%
Diversified Metals & Mining - 0.2%
Copper Mountain Mining Corp. (a)	97,000	375,660
East Asia Minerals Corp. (a)	5,000	1,501
Eastmain Resources, Inc. (a)	10,000	8,520
Kimber Resources, Inc. (a)(e)	16,100	10,444
Kimber Resources, Inc. (a)(e)(f)	5,832,000	3,783,163
NovaCopper, Inc. (a)(d)	488,333	1,134,724
Sabina Gold & Silver Corp. (a)	465,000	1,026,480
		6,340,492

	Shares	Value
Gold - 56.4%
Agnico-Eagle Mines Ltd. (Canada)	2,218,400	$ 83,035,624
Alacer Gold Corp. (a)	3,354,063	18,672,472
Alamos Gold, Inc.	1,968,800	35,607,478
Argonaut Gold, Inc. (a)	814,800	6,429,414
ATAC Resources Ltd. (a)	67,200	171,115
AuRico Gold, Inc. (a)	4,508,563	33,611,788
Aurizon Mines Ltd. (a)	2,366,900	11,435,185
Avion Gold Corp. (a)	4,835,000	2,387,423
B2Gold Corp. (a)	5,287,400	15,920,815
Banro Corp. (a)	3,188,482	13,274,408
Barrick Gold Corp. (d)	10,804,019	424,587,431
Bearing Resources Ltd. (a)	29,687	9,485
Belo Sun Mining Corp. (a)	245,000	260,929
Canaco Resources, Inc. (a)	710,100	209,692
Canaco Resources, Inc. (f)	561,600	165,840
Centerra Gold, Inc. (d)	2,306,200	24,092,461
Colossus Minerals, Inc. (a)	1,436,100	5,909,304
Corvus Gold, Inc. (a)	138,350	125,913
Detour Gold Corp. (a)	803,800	16,490,799
Detour Gold Corp. (a)(f)	785,900	16,123,562
Eldorado Gold Corp.	9,396,708	104,261,290
Exeter Resource Corp. (a)	248,000	456,213
Extorre Gold Mines Ltd. (a)	1,057,700	2,980,014
Extorre Gold Mines Ltd. (f)	61,300	172,709
Franco-Nevada Corp. (d)	1,694,900	71,268,342
Gabriel Resources Ltd. (a)	630,000	1,146,730
Goldcorp, Inc.	11,224,100	409,690,245
Gran Colombia Gold Corp. (a)(d)	1,765,000	572,469
Great Basin Gold Ltd. (a)(d)	5,547,298	3,115,102
Guyana Goldfields, Inc. (a)	1,028,000	2,149,857
Guyana Goldfields, Inc. (a)(f)	155,000	324,152
IAMGOLD Corp.	5,023,200	53,838,238
International Minerals Corp.:
(Canada) (a)	157,100	692,070
(Switzerland) (a)	15,000	65,563
International Tower Hill Mines Ltd. (a)	546,700	1,847,299
Keegan Resources, Inc. (a)	30,000	99,337
Kinross Gold Corp.	15,557,091	124,866,423
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	554,331
Kirkland Lake Gold, Inc. (a)	1,038,000	10,753,352
Lake Shore Gold Corp. (a)	4,076,600	3,394,371
Nevsun Resources Ltd.	50,000	180,084
New Gold, Inc. (a)	6,642,855	58,720,304
Novagold Resources, Inc. (a)(d)	2,930,000	16,765,552
OceanaGold Corp. (a)	1,570,000	2,812,122
Orezone Gold Corp. (a)	80,000	121,605
Osisko Mining Corp. (a)	2,486,500	18,561,180
Osisko Mining Corp. (a)(f)	3,000,000	22,394,346
Pilot Gold, Inc. (a)	91,250	78,630
Premier Gold Mines Ltd. (a)	3,678,500	16,133,616
Pretium Resources, Inc. (a)(f)	225,000	2,940,892
Pretium Resources, Inc. (a)(g)	225,000	2,940,892
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Primero Mining Corp. (a)	489,300	$ 1,369,102
Queenston Mining, Inc. (a)	504,900	1,784,272
Rainy River Resources Ltd. (a)	1,485,000	6,469,962
Richmont Mines, Inc. (a)	20,000	116,377
Romarco Minerals, Inc. (a)	9,123,000	5,564,690
Romarco Minerals, Inc. (a)(f)	5,900,000	3,598,780
Rubicon Minerals Corp. (a)	2,696,352	7,440,193
San Gold Corp. (a)	4,634,400	6,416,413
Seabridge Gold, Inc. (a)	601,905	9,130,896
SEMAFO, Inc.	4,875,000	24,779,736
Sulliden Gold Corp. Ltd. (a)	175,000	172,823
Teranga Gold Corp. CDI unit (a)	3,410,974	6,645,260
Torex Gold Resources, Inc. (a)	7,222,500	12,796,800
Yamana Gold, Inc.	9,678,100	142,053,537
		1,870,757,309
Precious Metals & Minerals - 0.5%
Chesapeake Gold Corp. (a)	6,000	54,141
Dalradian Resources, Inc. (a)	46,000	36,966
Pan American Silver Corp.	523,487	8,793,629
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	242,013
Silver Wheaton Corp.	150,700	3,870,912
Silvercorp Metals, Inc.	75,000	457,472
Tahoe Resources, Inc. (a)	195,500	3,176,153
		16,631,286
TOTAL METALS & MINING		1,893,729,087
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
China Precious Metal Resources Holdings Co. Ltd. (a)	970,000	199,520
China - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Zhaojin Mining Industry Co. Ltd. (H Shares)	553,650	651,978
Zijin Mining Group Co. Ltd. (H Shares)	57,600,000	18,256,147
		18,908,125

	Shares	Value
Peru - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	1,637,500	$ 64,091,750
South Africa - 10.9%
METALS & MINING - 10.9%
Gold - 10.9%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,032,952	181,488,249
Gold Fields Ltd.	55,000	734,134
Gold Fields Ltd. sponsored ADR	9,486,026	125,689,845
Harmony Gold Mining Co. Ltd.	1,484,000	14,755,956
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,986,800	39,309,848
		361,978,032
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,353,763	6,881,325
Patagonia Gold PLC (a)	260,000	108,208
Petropavlovsk PLC	2,155,929	12,224,380
		19,213,913
United States of America - 11.7%
METALS & MINING - 11.6%
Gold - 11.6%
Allied Nevada Gold Corp. (a)	1,341,300	34,793,322
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,163,286
Gold Resource Corp. (d)	30,000	795,000
Newmont Mining Corp.	6,251,850	294,837,246
Royal Gold, Inc. (d)	768,313	51,968,691
		383,557,545
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	10,000	169,000
McEwen Mining, Inc. (a)(d)	705,100	1,664,036
		1,833,036
TOTAL METALS & MINING		385,390,581
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp.	65,000	1,518,400
TOTAL UNITED STATES OF AMERICA		386,908,981
TOTAL COMMON STOCKS (Cost $3,178,812,726)		3,219,812,706
Commodities - 2.3%
	Troy Ounces	Value
Gold Bullion (a) (Cost $65,118,150)	49,500	$ 77,342,265
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.17% (b)	26,607,451	26,607,451
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	447,522,719	447,522,719
TOTAL MONEY MARKET FUNDS (Cost $474,130,170)		474,130,170
TOTAL INVESTMENT PORTFOLIO - 113.7% (Cost $3,718,061,046)		3,771,285,141
NET OTHER ASSETS (LIABILITIES) - (13.7)%		(454,308,238)
NET ASSETS - 100%		$ 3,316,976,903
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,420,408 or 1.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,940,892 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,552
Fidelity Securities Lending Cash Central Fund	160,215
Total	$ 161,767
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 38,830,806	$ -	$ -	$ 77,330,295
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 10,444
Kimber Resources, Inc.	6,128,712	-	-	-	3,783,163
Total	$ 6,145,631	$ -	$ -	$ -	$ 3,793,607
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,219,812,706	$ 3,153,942,889	$ 65,869,817	$ -
Commodities	77,342,265	77,342,265	-	-
Money Market Funds	474,130,170	474,130,170	-	-
Total Investments in Securities:	$ 3,771,285,141	$ 3,705,415,324	$ 65,869,817	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 73,258
Total Realized Gain (Loss)	(68,718)
Total Unrealized Gain (Loss)	41,724
Cost of Purchases	-
Proceeds of Sales	(46,264)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $4,006,411,019. Net unrealized depreciation aggregated $235,137,849, of which $309,219,385 related to appreciated investment securities and $544,357,234 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2012, the Fund held $77,330,295 in the Subsidiary, representing 2.3% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2012

1.802178.108

PRC-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
GP Investments Ltd. (depositary receipt) (a)	122,040	$ 263,824
INSURANCE - 98.4%
Insurance Brokers - 11.2%
Aon PLC	298,047	13,859,186
Brasil Insurance Participacoes e Administracao SA	743,500	6,303,815
Brown & Brown, Inc.	119,600	3,061,760
Charles Taylor Consulting PLC	57,900	130,168
Jardine Lloyd Thompson Group PLC	137,093	1,445,339
Marsh & McLennan Companies, Inc.	144,000	4,605,120
		29,405,388
Life & Health Insurance - 18.8%
AFLAC, Inc.	218,200	8,745,456
Lincoln National Corp.	55,000	1,136,850
MetLife, Inc.	556,675	16,260,477
Principal Financial Group, Inc.	223,900	5,498,984
Prudential Financial, Inc.	342,189	15,894,679
Unum Group	77,800	1,552,110
		49,088,556
Multi-Line Insurance - 4.8%
American International Group, Inc. (a)	270,600	7,896,108
American International Group, Inc. warrants 1/19/21 (a)	109,969	1,121,684
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,529	602,511
Hartford Financial Services Group, Inc.	176,300	2,965,366
		12,585,669
Property & Casualty Insurance - 52.4%
ACE Ltd.	258,149	18,671,917
Allied World Assurance Co. Holdings Ltd.	175,400	13,488,260
Allstate Corp.	165,700	5,623,858
Assured Guaranty Ltd.	49,500	591,030
Axis Capital Holdings Ltd.	234,500	7,715,050
Beazley PLC	4,220,600	8,806,705
Berkshire Hathaway, Inc.:
Class A (a)	10	1,188,500
Class B (a)	591,969	46,978,659
Dongbu Insurance Co. Ltd.	50,640	2,026,938

	Shares	Value
Meadowbrook Insurance Group, Inc.	41,700	$ 370,713
Progressive Corp.	462,700	10,054,471
The Chubb Corp.	114,958	8,285,023
The Travelers Companies, Inc.	192,900	12,054,321
XL Group PLC Class A	61,200	1,249,704
		137,105,149
Reinsurance - 11.2%
Endurance Specialty Holdings Ltd.	37,500	1,464,750
Everest Re Group Ltd.	10,400	1,062,048
Flagstone Reinsurance Holdings Ltd.	109,500	809,205
Greenlight Capital Re, Ltd. (a)	27,500	680,900
Korean Reinsurance Co.	2,440	23,874
Montpelier Re Holdings Ltd.	425,500	8,884,440
Reinsurance Group of America, Inc.	14,600	732,482
RenaissanceRe Holdings Ltd.	11,800	909,426
Validus Holdings Ltd.	467,700	14,676,426
		29,243,551
TOTAL INSURANCE		257,428,313
TOTAL COMMON STOCKS (Cost $255,142,873)		257,692,137
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b) (Cost $6,037,311)	6,037,311	6,037,311
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $261,180,184)	263,729,448
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,024,208)
NET ASSETS - 100%	$ 261,705,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,138
Fidelity Securities Lending Cash Central Fund	5
Total	$ 2,143
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 257,692,137	$ 247,309,925	$ 10,382,212	$ -
Money Market Funds	6,037,311	6,037,311	-	-
Total Investments in Securities:	$ 263,729,448	$ 253,347,236	$ 10,382,212	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $263,984,216. Net unrealized depreciation aggregated $254,768, of which $14,435,538 related to appreciated investment securities and $14,690,306 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2012

1.802176.108

INE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
AEROSPACE & DEFENSE - 16.6%
Aerospace & Defense - 16.6%
Alliant Techsystems, Inc.	17,500	$ 856,625
American Science & Engineering, Inc.	17,900	867,255
Esterline Technologies Corp. (a)	54,300	3,507,237
GeoEye, Inc. (a)	35,500	680,180
Honeywell International, Inc.	212,000	11,799,920
Precision Castparts Corp.	40,800	6,781,368
Rockwell Collins, Inc.	53,000	2,669,610
Teledyne Technologies, Inc. (a)	21,400	1,275,012
Textron, Inc.	70,600	1,668,278
TransDigm Group, Inc. (a)	18,700	2,300,100
United Technologies Corp.	227,700	16,874,847
		49,280,432
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
WABCO Holdings, Inc. (a)	14,400	745,344
BUILDING PRODUCTS - 6.6%
Building Products - 6.6%
A.O. Smith Corp.	26,650	1,230,164
AAON, Inc.	44,300	830,182
American Woodmark Corp.	29,200	493,772
Armstrong World Industries, Inc.	21,600	1,006,344
Gibraltar Industries, Inc. (a)	183,388	1,874,225
Masco Corp.	150,233	1,903,452
Owens Corning (a)	55,100	1,700,386
Quanex Building Products Corp. (d)	637,478	10,524,762
		19,563,287
CONSTRUCTION & ENGINEERING - 3.6%
Construction & Engineering - 3.6%
EMCOR Group, Inc.	60,200	1,646,470
Fluor Corp.	66,800	3,131,584
Jacobs Engineering Group, Inc. (a)	65,100	2,312,352
KBR, Inc.	80,600	2,052,882
Larsen & Toubro Ltd.	36,821	770,455
Primoris Services Corp.	71,000	851,290
		10,765,033
ELECTRICAL EQUIPMENT - 13.3%
Electrical Components & Equipment - 12.8%
Acuity Brands, Inc.	24,600	1,340,700
AMETEK, Inc.	58,700	2,976,677
Emerson Electric Co.	249,200	11,655,084
GrafTech International Ltd. (a)	100,100	1,068,067
Hubbell, Inc. Class B	24,300	1,917,756
II-VI, Inc. (a)	52,800	997,920
Regal-Beloit Corp.	187,032	11,276,159
Rockwell Automation, Inc.	46,300	3,357,213
Roper Industries, Inc.	32,000	3,239,040
		37,828,616

	Shares	Value
Heavy Electrical Equipment - 0.5%
AZZ, Inc.	16,900	$ 906,347
Global Power Equipment Group, Inc.	29,900	551,057
		1,457,404
TOTAL ELECTRICAL EQUIPMENT		39,286,020
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
FLIR Systems, Inc.	72,400	1,544,292
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Cobra Electronics Corp. (a)	171,007	762,691
INDUSTRIAL CONGLOMERATES - 16.1%
Industrial Conglomerates - 16.1%
Danaher Corp.	175,900	9,141,523
Enka Insaat ve Sanayi A/S	203,840	439,435
General Electric Co.	1,950,055	37,226,551
Raven Industries, Inc.	15,500	1,032,610
		47,840,119
MACHINERY - 32.3%
Construction & Farm Machinery & Heavy Trucks - 14.9%
Ashok Leyland Ltd.	1,652,871	737,362
Caterpillar, Inc.	220,500	19,320,210
Cummins, Inc.	128,200	12,428,990
Joy Global, Inc.	71,700	4,005,162
Manitowoc Co., Inc.	219,800	2,285,920
PACCAR, Inc.	100,900	3,790,813
Wabtec Corp.	22,500	1,633,725
		44,202,182
Industrial Machinery - 17.4%
Actuant Corp. Class A	35,100	918,567
Blount International, Inc. (a)	68,300	930,246
CLARCOR, Inc.	27,300	1,332,240
Donaldson Co., Inc.	57,100	2,042,467
Flowserve Corp.	21,000	2,158,380
Gorman-Rupp Co.	31,900	893,519
Graco, Inc.	36,000	1,734,120
Illinois Tool Works, Inc.	216,800	12,173,320
Ingersoll-Rand PLC	256,300	10,587,753
Key Technology, Inc. (a)(e)	284,858	2,706,151
Lincoln Electric Holdings, Inc.	35,600	1,693,848
Middleby Corp. (a)	11,800	1,206,786
Nordson Corp.	29,900	1,602,939
Pall Corp.	42,000	2,337,720
Parker Hannifin Corp.	56,100	4,585,614
Sun Hydraulics Corp.	36,200	844,546
Valmont Industries, Inc.	12,200	1,396,900
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Weg SA	104,400	$ 1,076,689
Woodward, Inc.	34,300	1,293,453
		51,515,258
TOTAL MACHINERY		95,717,440
TRADING COMPANIES & DISTRIBUTORS - 2.9%
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	30,000	1,131,300
Houston Wire & Cable Co.	72,100	821,940
MSC Industrial Direct Co., Inc. Class A	22,200	1,591,962
Watsco, Inc.	19,100	1,405,951
WESCO International, Inc. (a)	59,800	3,557,502
		8,508,655
TRANSPORTATION INFRASTRUCTURE - 0.3%
Highways & Railtracks - 0.3%
Companhia de Concessoes Rodoviarias	100,200	779,999
TOTAL COMMON STOCKS (Cost $256,021,449)		274,793,312
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	22,893,296	$ 22,893,296
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	136,000	136,000
TOTAL MONEY MARKET FUNDS (Cost $23,029,296)		23,029,296
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $279,050,745)	297,822,608
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,488,575)
NET ASSETS - 100%	$ 296,334,033
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,930
Fidelity Securities Lending Cash Central Fund	843
Total	$ 6,773
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Key Technology, Inc.	$ 3,964,961	$ -	$ 7,773	$ -	$ 2,706,151
Total	$ 3,964,961	$ -	$ 7,773	$ -	$ 2,706,151
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $279,695,201. Net unrealized appreciation aggregated $18,127,407, of which $29,166,587 related to appreciated investment securities and $11,039,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2012

1.802194.108

WIR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 0.8%
Aerospace & Defense - 0.8%
Kratos Defense & Security Solutions, Inc. (a)	331,600	$ 1,793,956
COMMUNICATIONS EQUIPMENT - 24.6%
Communications Equipment - 24.6%
Acme Packet, Inc. (a)(d)	96,200	2,201,056
Aruba Networks, Inc. (a)(d)	276,784	3,636,942
Globecomm Systems, Inc. (a)	8,700	92,220
Harris Corp.	95,700	3,806,946
InterDigital, Inc. (d)	60,500	1,493,745
Motorola Solutions, Inc.	185,668	8,926,917
Nokia Corp. sponsored ADR (d)	374,000	998,580
Polycom, Inc. (a)	245,000	2,802,800
QUALCOMM, Inc.	414,850	23,775,054
Research In Motion Ltd. (a)(d)	100,700	1,040,231
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	593,900	5,036,272
ViaSat, Inc. (a)	37,400	1,571,548
		55,382,311
COMPUTERS & PERIPHERALS - 2.9%
Computer Hardware - 2.9%
Apple, Inc. (a)	11,200	6,470,576
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
MasTec, Inc. (a)	18,100	295,935
DIVERSIFIED TELECOMMUNICATION SERVICES - 15.1%
Alternative Carriers - 0.0%
Iliad SA	81	10,455
Integrated Telecommunication Services - 15.1%
AT&T, Inc.	518,600	17,720,562
China Unicom Ltd. sponsored ADR (d)	426,300	5,857,362
Nippon Telegraph & Telephone Corp.	100	4,305
Telefonica SA sponsored ADR (d)	399,500	4,422,465
Verizon Communications, Inc.	143,800	5,987,832
		33,992,526
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		34,002,981
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	3,700	2,149,182
VeriSign, Inc.	45,800	1,750,934
Web.com, Inc. (a)	127,800	2,034,576
		5,934,692
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 0.5%
NeuStar, Inc. Class A (a)	34,500	1,110,210

	Shares	Value
IT Consulting & Other Services - 1.2%
Amdocs Ltd. (a)	450	$ 12,938
Cognizant Technology Solutions Corp. Class A (a)	47,700	2,778,525
		2,791,463
TOTAL IT SERVICES		3,901,673
MEDIA - 1.7%
Cable & Satellite - 1.7%
DISH Network Corp. Class A	11,100	311,244
Virgin Media, Inc. (d)	154,950	3,413,549
		3,724,793
REAL ESTATE INVESTMENT TRUSTS - 5.8%
Specialized REITs - 5.8%
American Tower Corp.	200,192	12,988,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Semiconductors - 2.8%
Freescale Semiconductor Holdings I Ltd.	140,900	1,296,280
NVIDIA Corp. (a)	550	6,837
NXP Semiconductors NV (a)	74,500	1,572,695
RF Micro Devices, Inc. (a)	742,600	2,799,602
Skyworks Solutions, Inc. (a)	22,400	601,664
TriQuint Semiconductor, Inc. (a)	21,400	111,494
		6,388,572
SOFTWARE - 3.0%
Application Software - 2.4%
AsiaInfo-Linkage, Inc. (a)	78,550	832,630
BroadSoft, Inc. (a)(d)	60,700	1,657,717
Gameloft (a)	362,062	2,192,327
Synchronoss Technologies, Inc. (a)	37,250	667,148
		5,349,822
Home Entertainment Software - 0.1%
Zynga, Inc. (d)	34,200	214,092
Systems Software - 0.5%
Microsoft Corp.	39,400	1,150,086
TOTAL SOFTWARE		6,714,000
WIRELESS TELECOMMUNICATION SERVICES - 37.9%
Wireless Telecommunication Services - 37.9%
Boingo Wireless, Inc.	250	2,395
China Mobile Ltd. sponsored ADR	207,700	10,536,621
Clearwire Corp. Class A (a)(d)	1,064,200	1,287,682
Crown Castle International Corp. (a)	147,000	8,026,200
Leap Wireless International, Inc. (a)(d)	308,850	1,782,065
MetroPCS Communications, Inc. (a)	462,000	2,956,800
NII Holdings, Inc. (a)	322,700	3,717,504
NTELOS Holdings Corp.	18,950	362,703
NTT DoCoMo, Inc. sponsored ADR (d)	256,800	4,103,664
Rogers Communications, Inc. Class B (non-vtg.)	74,400	2,544,230
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	167,600	$ 8,706,820
Shenandoah Telecommunications Co.	1,300	13,858
Sprint Nextel Corp. (a)	2,454,131	6,307,117
Telephone & Data Systems, Inc.	90,614	1,798,688
U.S. Cellular Corp. (a)	2,900	108,431
USA Mobility, Inc.	36,400	452,088
Vodafone Group PLC sponsored ADR	1,219,400	32,667,723
		85,374,589
TOTAL COMMON STOCKS (Cost $226,539,260)		222,972,535
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.17% (b)	2,141,273	2,141,273
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,780,163	21,780,163
TOTAL MONEY MARKET FUNDS (Cost $23,921,436)		23,921,436
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $250,460,696)	246,893,971
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(21,657,518)
NET ASSETS - 100%	$ 225,236,453
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,017
Fidelity Securities Lending Cash Central Fund	45,997
Total	$ 47,014
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 222,972,535	$ 220,765,448	$ 2,207,087	$ -
Money Market Funds	23,921,436	23,921,436	-	-
Total Investments in Securities:	$ 246,893,971	$ 244,686,884	$ 2,207,087	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $259,232,990. Net unrealized depreciation aggregated $12,339,019, of which $23,026,556 related to appreciated investment securities and $35,365,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

May 31, 2012

1.802158.108

BSO-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
CAPITAL MARKETS - 0.4%
Investment Banking & Brokerage - 0.4%
Knight Capital Group, Inc. Class A (a)	102,700	$ 1,290,939
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Hewlett-Packard Co.	400	9,072
CONSUMER FINANCE - 1.0%
Consumer Finance - 1.0%
Green Dot Corp. Class A (a)(d)	147,900	3,141,396
INTERNET SOFTWARE & SERVICES - 3.8%
Internet Software & Services - 3.8%
Constant Contact, Inc. (a)	5	101
Cornerstone OnDemand, Inc. (a)	88,100	1,766,405
Demandware, Inc. (d)	18,220	566,824
VeriSign, Inc.	127,900	4,889,617
Web.com, Inc. (a)	282,400	4,495,808
		11,718,755
IT SERVICES - 90.7%
Data Processing & Outsourced Services - 42.4%
Alliance Data Systems Corp. (a)	18,648	2,349,648
Automatic Data Processing, Inc.	600	31,290
Broadridge Financial Solutions, Inc.	7,800	157,794
Cardtronics, Inc. (a)	92,000	2,577,840
Cass Information Systems, Inc.	12,320	453,746
Convergys Corp.	60,900	849,555
CoreLogic, Inc. (a)	1,600	27,184
CSG Systems International, Inc. (a)	18,100	298,650
DST Systems, Inc.	45,600	2,330,160
Euronet Worldwide, Inc. (a)	42,500	764,575
ExlService Holdings, Inc. (a)	434,600	9,417,782
Fidelity National Information Services, Inc.	209,500	6,867,410
Fiserv, Inc. (a)	124,000	8,361,320
FleetCor Technologies, Inc. (a)	161,400	6,117,060
Global Cash Access Holdings, Inc. (a)	351,300	2,476,665
Global Payments, Inc.	69,200	2,939,616
Heartland Payment Systems, Inc.	48,800	1,423,984
Higher One Holdings, Inc. (a)(d)	48,700	618,977
Jack Henry & Associates, Inc.	6,600	217,866
Lender Processing Services, Inc.	64,300	1,484,044
MasterCard, Inc. Class A	82,840	33,675,288
ModusLink Global Solutions, Inc. (a)	4,400	19,756
NeuStar, Inc. Class A (a)	191,600	6,165,688
Paychex, Inc.	800	23,976
Syntel, Inc.	40,900	2,286,310
Teletech Holdings, Inc. (a)	59,700	889,530
The Western Union Co.	168,300	2,760,120
TNS, Inc. (a)	85,000	1,519,800
VeriFone Systems, Inc. (a)	216,500	7,817,815
Visa, Inc. Class A	216,812	24,976,742

	Shares	Value
WNS Holdings Ltd. sponsored ADR (a)	148,929	$ 1,635,240
Wright Express Corp. (a)	600	33,636
		131,569,067
IT Consulting & Other Services - 48.3%
Accenture PLC Class A	480,100	27,413,710
Acxiom Corp. (a)	82,800	1,164,996
CACI International, Inc. Class A (a)	700	29,960
Camelot Information Systems, Inc. ADR (a)	805,344	1,779,810
CGI Group, Inc. Class A (sub. vtg.) (a)	39,500	915,937
Ciber, Inc. (a)	436,600	1,563,028
Cognizant Technology Solutions Corp. Class A (a)	676,566	39,409,971
EPAM Systems, Inc.	304,300	5,325,250
Forrester Research, Inc.	7,600	245,328
Gartner, Inc. Class A (a)	7,500	305,100
HCL Technologies Ltd.	1,614	14,517
HiSoft Technology International Ltd. ADR (a)	183,700	2,397,285
IBM Corp.	122,650	23,659,185
iGate Corp. (a)	92,607	1,517,829
Infosys Ltd. sponsored ADR	200	8,420
ManTech International Corp. Class A	1,400	30,520
Maximus, Inc.	164,200	7,472,742
NCI, Inc. Class A (a)	9,000	38,430
SAIC, Inc.	2,700	29,997
Sapient Corp.	1,106,300	12,169,300
ServiceSource International, Inc. (a)	82,100	985,200
Teradata Corp. (a)	128,800	8,562,624
Unisys Corp. (a)(d)	107,940	1,695,737
Virtusa Corp. (a)	904,332	13,230,377
		149,965,253
TOTAL IT SERVICES		281,534,320
OFFICE ELECTRONICS - 0.8%
Office Electronics - 0.8%
Xerox Corp.	358,600	2,589,092
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
eClerx	24,389	270,198
SOFTWARE - 3.7%
Application Software - 2.6%
Autodesk, Inc. (a)	161,200	5,161,624
Descartes Systems Group, Inc. (a)	68,400	564,895
Guidewire Software, Inc. (d)	72,900	1,888,839
Intuit, Inc.	600	33,738
Jive Software, Inc.	600	10,050
QLIK Technologies, Inc. (a)	9,785	222,413
Splunk, Inc.	600	19,536
Zensar Technologies Ltd.	65,071	255,860
		8,156,955
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 1.1%
Check Point Software Technologies Ltd. (a)	65,000	$ 3,330,600
NetSuite, Inc. (a)	600	28,152
Proofpoint, Inc.	1,000	14,270
		3,373,022
TOTAL SOFTWARE		11,529,977
TOTAL COMMON STOCKS (Cost $286,675,572)		312,083,749
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (b)	2,315,073	2,315,073
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	5,661,426	5,661,426
TOTAL MONEY MARKET FUNDS (Cost $7,976,499)		7,976,499
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $294,652,071)	320,060,248
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(9,626,682)
NET ASSETS - 100%	$ 310,433,566
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,233
Fidelity Securities Lending Cash Central Fund	22,402
Total	$ 26,635
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $298,284,578. Net unrealized appreciation aggregated $21,775,670, of which $40,879,633 related to appreciated investment securities and $19,103,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2012

1.802179.108

LEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 7.7%
Education Services - 2.2%
DeVry, Inc.	165,250	$ 4,516,283
K12, Inc. (a)(d)	245,246	5,375,792
		9,892,075
Specialized Consumer Services - 5.5%
Carriage Services, Inc.	62,874	460,238
Steiner Leisure Ltd. (a)	339,063	15,539,257
Stewart Enterprises, Inc. Class A (d)	224,552	1,385,486
Weight Watchers International, Inc. (d)	125,160	7,101,578
		24,486,559
TOTAL DIVERSIFIED CONSUMER SERVICES		34,378,634
HOTELS, RESTAURANTS & LEISURE - 83.7%
Casinos & Gaming - 18.0%
International Game Technology	350,300	5,009,290
Las Vegas Sands Corp.	1,027,100	47,431,478
Las Vegas Sands Corp. warrants 11/16/13 (a)	11,700	7,835,177
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	598,550	7,032,963
Penn National Gaming, Inc. (a)	108,312	4,976,936
Wynn Resorts Ltd.	73,200	7,542,528
		79,828,372
Hotels, Resorts & Cruise Lines - 9.9%
Hyatt Hotels Corp. Class A (a)	25,000	924,750
Marriott International, Inc. Class A	112,409	4,351,352
Starwood Hotels & Resorts Worldwide, Inc.	164,500	8,693,825
Wyndham Worldwide Corp.	597,100	29,735,580
		43,705,507
Leisure Facilities - 2.8%
Cedar Fair LP (depository unit)	113,790	3,049,572
Life Time Fitness, Inc. (a)	63,200	2,708,752
Vail Resorts, Inc.	157,385	6,841,526
		12,599,850
Restaurants - 53.0%
Arcos Dorados Holdings, Inc.	88,800	1,200,576
BJ's Restaurants, Inc. (a)	221,500	9,699,485
Bravo Brio Restaurant Group, Inc. (a)	76,100	1,249,562
Brinker International, Inc.	57,900	1,870,749
Chipotle Mexican Grill, Inc. (a)	52,909	21,855,121
Denny's Corp. (a)	1,266,909	5,460,378
McDonald's Corp.	716,700	64,029,978
Panera Bread Co. Class A (a)	149,500	21,969,025
Ruth's Hospitality Group, Inc. (a)	461,222	3,025,616
Spur Corp. Ltd.	1,373,500	2,709,759
Starbucks Corp.	1,293,700	71,011,192

	Shares	Value
Texas Roadhouse, Inc. Class A	536,308	$ 9,750,080
Yum! Brands, Inc.	308,300	21,691,988
		235,523,509
TOTAL HOTELS, RESTAURANTS & LEISURE		371,657,238
HOUSEHOLD DURABLES - 0.6%
Household Appliances - 0.2%
iRobot Corp. (a)(d)	49,000	1,037,820
Housewares & Specialties - 0.4%
Tupperware Brands Corp.	29,900	1,616,095
TOTAL HOUSEHOLD DURABLES		2,653,915
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Leisure Products - 0.2%
Summer Infant, Inc. (a)	209,253	636,129
MULTILINE RETAIL - 2.2%
General Merchandise Stores - 2.2%
Dollar General Corp. (a)	201,000	9,830,910
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	40,900	1,753,792
SOFTWARE - 0.8%
Application Software - 0.8%
Intuit, Inc.	59,100	3,323,193
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Apparel, Accessories & Luxury Goods - 1.5%
G-III Apparel Group Ltd. (a)	139,900	3,456,929
PVH Corp.	40,940	3,316,140
		6,773,069
TOTAL COMMON STOCKS (Cost $300,684,511)		431,006,880
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	297,563
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	10,610,978	$ 10,610,978
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	9,466,600	9,466,600
TOTAL MONEY MARKET FUNDS (Cost $20,077,578)		20,077,578
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $321,062,089)	451,382,021
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(7,338,738)
NET ASSETS - 100%	$ 444,043,283
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,061
Fidelity Securities Lending Cash Central Fund	228,568
Total	$ 230,629
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 431,006,880	$ 423,171,703	$ 7,835,177	$ -
Convertible Bonds	297,563	-	297,563	-
Money Market Funds	20,077,578	20,077,578	-	-
Total Investments in Securities:	$ 451,382,021	$ 443,249,281	$ 8,132,740	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $322,885,549. Net unrealized appreciation aggregated $128,496,472, of which $143,862,358 related to appreciated investment securities and $15,365,886 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.105

AMF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CHEMICALS - 66.9%
Commodity Chemicals - 2.0%
Arkema SA (d)	152,001	$ 10,033,649
Georgia Gulf Corp.	95,918	2,854,520
Westlake Chemical Corp. (d)	213,970	11,659,225
		24,547,394
Diversified Chemicals - 20.2%
Dow Chemical Co.	1,791,578	55,646,413
E.I. du Pont de Nemours & Co.	2,254,217	108,788,513
Eastman Chemical Co.	718,508	33,453,732
FMC Corp.	64,150	3,269,726
Lanxess AG	83,693	5,591,901
Olin Corp.	346,900	6,650,073
PPG Industries, Inc.	401,476	41,528,677
		254,929,035
Fertilizers & Agricultural Chemicals - 14.0%
CF Industries Holdings, Inc.	145,924	24,947,167
Monsanto Co.	1,299,099	100,290,443
Rentech Nitrogen Partners LP	542,842	12,740,502
The Mosaic Co.	804,095	38,339,250
		176,317,362
Industrial Gases - 6.0%
Air Products & Chemicals, Inc.	952,057	75,250,585
Specialty Chemicals - 24.7%
Albemarle Corp.	387,653	23,530,537
Ashland, Inc.	475,983	30,429,593
Celanese Corp. Class A	492,666	19,613,033
Cytec Industries, Inc.	209,346	12,657,059
Ecolab, Inc.	854,274	53,998,660
Innophos Holdings, Inc.	140,949	7,115,106
LyondellBasell Industries NV Class A	1,106,380	43,657,755
OMNOVA Solutions, Inc. (a)	739,017	5,320,922
Rockwood Holdings, Inc. (a)	348,632	16,873,789
Sherwin-Williams Co.	298,347	38,677,705
Sigma Aldrich Corp.	424,787	29,467,474
W.R. Grace & Co. (a)	571,296	29,993,040
		311,334,673
TOTAL CHEMICALS		842,379,049
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Swisher Hygiene, Inc. (a)	262,171	469,548
Swisher Hygiene, Inc. (Canada) (a)(d)	1,583,667	3,151,495
		3,621,043
CONTAINERS & PACKAGING - 8.0%
Metal & Glass Containers - 5.6%
Aptargroup, Inc.	476,800	24,159,456

	Shares	Value
Ball Corp.	973,887	$ 38,926,263
Silgan Holdings, Inc.	187,300	7,829,140
		70,914,859
Paper Packaging - 2.4%
Boise, Inc.	310,200	2,140,380
Rock-Tenn Co. Class A	531,962	27,443,920
		29,584,300
TOTAL CONTAINERS & PACKAGING		100,499,159
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
GrafTech International Ltd. (a)	581,587	6,205,533
METALS & MINING - 19.5%
Diversified Metals & Mining - 5.4%
Copper Mountain Mining Corp. (a)	1,913,200	7,409,401
First Quantum Minerals Ltd.	1,297,900	22,732,256
Freeport-McMoRan Copper & Gold, Inc.	691,748	22,163,606
HudBay Minerals, Inc.	310,500	2,281,740
Ivanhoe Mines Ltd. (a)	1,397,100	13,188,483
		67,775,486
Gold - 6.9%
Goldcorp, Inc.	361,400	13,191,441
Newcrest Mining Ltd.	290,312	7,047,200
Newmont Mining Corp.	1,093,986	51,592,380
Royal Gold, Inc.	224,551	15,188,630
		87,019,651
Steel - 7.2%
African Minerals Ltd. (a)	529,923	3,078,184
ArcelorMittal SA Class A unit (d)	379,084	5,265,477
Carpenter Technology Corp.	359,155	16,183,524
Fortescue Metals Group Ltd.	993,931	4,473,029
Haynes International, Inc.	201,484	10,275,684
Nucor Corp.	802,535	28,698,652
Reliance Steel & Aluminum Co.	285,302	13,469,107
Steel Dynamics, Inc.	955,509	10,071,065
		91,514,722
TOTAL METALS & MINING		246,309,859
TOTAL COMMON STOCKS (Cost $1,099,380,759)		1,199,014,643
Convertible Bonds - 0.6%
	Principal Amount
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (e) (Cost $949,814)	$ 950,000	$ 949,847
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	53,925,551	53,925,551
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,645,068	21,645,068
TOTAL MONEY MARKET FUNDS (Cost $75,570,619)		75,570,619
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,183,762,392)		1,283,396,309
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(23,856,502)
NET ASSETS - 100%		$ 1,259,539,807
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini S&P Select Sector Materials Index Contracts	June 2012	$ 12,418,000	$ (998,025)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $949,847.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,264
Fidelity Securities Lending Cash Central Fund	114,922
Total	$ 134,186
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,199,014,643	$ 1,179,841,361	$ 19,173,282	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	949,847	-	949,847	-
Money Market Funds	75,570,619	75,570,619	-	-
Total Investments in Securities:	$ 1,283,396,309	$ 1,255,411,980	$ 20,123,129	$ 7,861,200
Derivative Instruments:
Liabilities
Futures Contracts	$ (998,025)	$ (998,025)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,861,200
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,188,249,883. Net unrealized appreciation aggregated $95,146,426, of which $187,180,748 related to appreciated investment securities and $92,034,322 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

May 31, 2012

1.802177.108

IND-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CHEMICALS - 66.9%
Commodity Chemicals - 2.0%
Arkema SA (d)	152,001	$ 10,033,649
Georgia Gulf Corp.	95,918	2,854,520
Westlake Chemical Corp. (d)	213,970	11,659,225
		24,547,394
Diversified Chemicals - 20.2%
Dow Chemical Co.	1,791,578	55,646,413
E.I. du Pont de Nemours & Co.	2,254,217	108,788,513
Eastman Chemical Co.	718,508	33,453,732
FMC Corp.	64,150	3,269,726
Lanxess AG	83,693	5,591,901
Olin Corp.	346,900	6,650,073
PPG Industries, Inc.	401,476	41,528,677
		254,929,035
Fertilizers & Agricultural Chemicals - 14.0%
CF Industries Holdings, Inc.	145,924	24,947,167
Monsanto Co.	1,299,099	100,290,443
Rentech Nitrogen Partners LP	542,842	12,740,502
The Mosaic Co.	804,095	38,339,250
		176,317,362
Industrial Gases - 6.0%
Air Products & Chemicals, Inc.	952,057	75,250,585
Specialty Chemicals - 24.7%
Albemarle Corp.	387,653	23,530,537
Ashland, Inc.	475,983	30,429,593
Celanese Corp. Class A	492,666	19,613,033
Cytec Industries, Inc.	209,346	12,657,059
Ecolab, Inc.	854,274	53,998,660
Innophos Holdings, Inc.	140,949	7,115,106
LyondellBasell Industries NV Class A	1,106,380	43,657,755
OMNOVA Solutions, Inc. (a)	739,017	5,320,922
Rockwood Holdings, Inc. (a)	348,632	16,873,789
Sherwin-Williams Co.	298,347	38,677,705
Sigma Aldrich Corp.	424,787	29,467,474
W.R. Grace & Co. (a)	571,296	29,993,040
		311,334,673
TOTAL CHEMICALS		842,379,049
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Swisher Hygiene, Inc. (a)	262,171	469,548
Swisher Hygiene, Inc. (Canada) (a)(d)	1,583,667	3,151,495
		3,621,043
CONTAINERS & PACKAGING - 8.0%
Metal & Glass Containers - 5.6%
Aptargroup, Inc.	476,800	24,159,456

	Shares	Value
Ball Corp.	973,887	$ 38,926,263
Silgan Holdings, Inc.	187,300	7,829,140
		70,914,859
Paper Packaging - 2.4%
Boise, Inc.	310,200	2,140,380
Rock-Tenn Co. Class A	531,962	27,443,920
		29,584,300
TOTAL CONTAINERS & PACKAGING		100,499,159
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
GrafTech International Ltd. (a)	581,587	6,205,533
METALS & MINING - 19.5%
Diversified Metals & Mining - 5.4%
Copper Mountain Mining Corp. (a)	1,913,200	7,409,401
First Quantum Minerals Ltd.	1,297,900	22,732,256
Freeport-McMoRan Copper & Gold, Inc.	691,748	22,163,606
HudBay Minerals, Inc.	310,500	2,281,740
Ivanhoe Mines Ltd. (a)	1,397,100	13,188,483
		67,775,486
Gold - 6.9%
Goldcorp, Inc.	361,400	13,191,441
Newcrest Mining Ltd.	290,312	7,047,200
Newmont Mining Corp.	1,093,986	51,592,380
Royal Gold, Inc.	224,551	15,188,630
		87,019,651
Steel - 7.2%
African Minerals Ltd. (a)	529,923	3,078,184
ArcelorMittal SA Class A unit (d)	379,084	5,265,477
Carpenter Technology Corp.	359,155	16,183,524
Fortescue Metals Group Ltd.	993,931	4,473,029
Haynes International, Inc.	201,484	10,275,684
Nucor Corp.	802,535	28,698,652
Reliance Steel & Aluminum Co.	285,302	13,469,107
Steel Dynamics, Inc.	955,509	10,071,065
		91,514,722
TOTAL METALS & MINING		246,309,859
TOTAL COMMON STOCKS (Cost $1,099,380,759)		1,199,014,643
Convertible Bonds - 0.6%
	Principal Amount
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (e) (Cost $949,814)	$ 950,000	$ 949,847
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	53,925,551	53,925,551
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,645,068	21,645,068
TOTAL MONEY MARKET FUNDS (Cost $75,570,619)		75,570,619
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,183,762,392)		1,283,396,309
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(23,856,502)
NET ASSETS - 100%		$ 1,259,539,807
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini S&P Select Sector Materials Index Contracts	June 2012	$ 12,418,000	$ (998,025)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $949,847.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,264
Fidelity Securities Lending Cash Central Fund	114,922
Total	$ 134,186
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,199,014,643	$ 1,179,841,361	$ 19,173,282	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	949,847	-	949,847	-
Money Market Funds	75,570,619	75,570,619	-	-
Total Investments in Securities:	$ 1,283,396,309	$ 1,255,411,980	$ 20,123,129	$ 7,861,200
Derivative Instruments:
Liabilities
Futures Contracts	$ (998,025)	$ (998,025)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,861,200
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,188,249,883. Net unrealized appreciation aggregated $95,146,426, of which $187,180,748 related to appreciated investment securities and $92,034,322 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2012

1.802188.108

RET-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
FOOD & STAPLES RETAILING - 3.2%
Food Retail - 0.2%
Susser Holdings Corp. (a)	37,228	$ 1,088,919
Hypermarkets & Super Centers - 3.0%
Costco Wholesale Corp.	47,000	4,060,330
Wal-Mart Stores, Inc.	180,000	11,847,600
		15,907,930
TOTAL FOOD & STAPLES RETAILING		16,996,849
INTERNET & CATALOG RETAIL - 19.2%
Internet Retail - 19.2%
Amazon.com, Inc. (a)	336,000	71,537,759
Priceline.com, Inc. (a)	45,500	28,459,795
		99,997,554
MULTILINE RETAIL - 3.0%
Department Stores - 0.5%
Macy's, Inc.	67,554	2,570,430
General Merchandise Stores - 2.5%
Target Corp.	222,621	12,891,982
TOTAL MULTILINE RETAIL		15,462,412
SOFTWARE - 0.8%
Home Entertainment Software - 0.8%
Take-Two Interactive Software, Inc. (a)	382,000	4,400,640
SPECIALTY RETAIL - 65.0%
Apparel Retail - 23.9%
Citi Trends, Inc. (a)	126,633	1,750,068
DSW, Inc. Class A	67,800	4,046,304
Express, Inc. (a)	858,497	15,882,195
Inditex SA	106,654	8,823,067
Limited Brands, Inc.	634,198	28,133,023
Ross Stores, Inc.	412,200	26,063,406
rue21, Inc. (a)(d)	107,070	2,835,214
TJX Companies, Inc.	872,400	37,042,104
		124,575,381
Automotive Retail - 10.8%
Advance Auto Parts, Inc.	174,081	12,697,468
Asbury Automotive Group, Inc. (a)	105,400	2,817,342
AutoZone, Inc. (a)	68,883	26,193,450
O'Reilly Automotive, Inc. (a)	152,000	14,560,080
		56,268,340
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc.	297,019	5,560,196

	Shares	Value
Home Improvement Retail - 17.7%
Home Depot, Inc.	770,200	$ 38,001,668
Lowe's Companies, Inc.	2,033,400	54,332,448
		92,334,116
Homefurnishing Retail - 4.9%
Bed Bath & Beyond, Inc. (a)	357,500	25,829,375
Specialty Stores - 6.6%
Dick's Sporting Goods, Inc.	257,000	11,950,500
GNC Holdings, Inc.	27,000	1,040,310
Sally Beauty Holdings, Inc. (a)	405,714	10,723,021
Ulta Salon, Cosmetics & Fragrance, Inc.	119,000	10,635,030
		34,348,861
TOTAL SPECIALTY RETAIL		338,916,269
TEXTILES, APPAREL & LUXURY GOODS - 7.0%
Apparel, Accessories & Luxury Goods - 4.6%
Coach, Inc.	27,000	1,821,150
G-III Apparel Group Ltd. (a)	389,500	9,624,545
lululemon athletica, Inc. (a)	64,908	4,714,917
VF Corp.	55,600	7,841,824
		24,002,436
Footwear - 2.4%
NIKE, Inc. Class B	79,928	8,646,611
Steven Madden Ltd. (a)	96,400	3,908,056
		12,554,667
TOTAL TEXTILES, APPAREL & LUXURY GOODS		36,557,103
TOTAL COMMON STOCKS (Cost $450,793,587)		512,330,827
Convertible Bonds - 0.2%
Principal Amount
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (e) (Cost $1,000,000)	$ 1,000,000	930,625
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	11,196,048	$ 11,196,048
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,310,400	1,310,400
TOTAL MONEY MARKET FUNDS (Cost $12,506,448)		12,506,448
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $464,300,035)	525,767,900
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(4,138,234)
NET ASSETS - 100%	$ 521,629,666
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $930,625 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,370
Fidelity Securities Lending Cash Central Fund	22,365
Total	$ 26,735
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 512,330,827	$ 503,507,760	$ 8,823,067	$ -
Convertible Bonds	930,625	-	930,625	-
Money Market Funds	12,506,448	12,506,448	-	-
Total Investments in Securities:	$ 525,767,900	$ 516,014,208	$ 9,753,692	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $466,790,786. Net unrealized appreciation aggregated $58,977,114, of which $76,573,433 related to appreciated investment securities and $17,596,319 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2012

1.802190.108

TEC-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc. (a)	208,406	$ 3,367,841
GeoEye, Inc. (a)	80,929	1,550,600
		4,918,441
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	40,095	1,182,803
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
JSR Corp.	419,200	7,227,954
COMMUNICATIONS EQUIPMENT - 7.2%
Communications Equipment - 7.2%
AAC Acoustic Technology Holdings, Inc.	70,000	220,961
Acme Packet, Inc. (a)(d)	483,924	11,072,181
ADTRAN, Inc.	417,505	12,203,671
ADVA AG Optical Networking (a)	97,916	559,920
Aruba Networks, Inc. (a)(d)	89,731	1,179,065
Brocade Communications Systems, Inc. (a)	40,810	189,767
Ciena Corp. (a)(d)	356,762	4,834,125
Cisco Systems, Inc.	1,188,599	19,409,822
Comba Telecom Systems Holdings Ltd.	571,500	258,449
F5 Networks, Inc. (a)	54,336	5,622,689
Finisar Corp. (a)	228,814	3,283,481
Infinera Corp. (a)	310,023	1,987,247
JDS Uniphase Corp. (a)	16,663	169,129
Juniper Networks, Inc. (a)	12,066	207,535
Motorola Solutions, Inc.	34,703	1,668,520
NETGEAR, Inc. (a)	49,300	1,547,527
Polycom, Inc. (a)	991,199	11,339,317
QUALCOMM, Inc.	1,165,581	66,799,447
Riverbed Technology, Inc. (a)	1,287	21,107
Sandvine Corp. (a)	1,941,200	2,814,725
Sandvine Corp. (U.K.) (a)	2,252,512	3,576,627
Spirent Communications PLC	590,700	1,459,607
ZTE Corp. (H Shares)	2,062,000	4,085,983
		154,510,902
COMPUTERS & PERIPHERALS - 22.1%
Computer Hardware - 20.1%
Advantech Co. Ltd.	411,000	1,403,388
Apple, Inc. (a)	723,178	417,801,621
Hewlett-Packard Co.	190,439	4,319,157
Lenovo Group Ltd.	2,760,000	2,346,954
Pegatron Corp.	613,000	850,591
Stratasys, Inc. (a)	122,227	5,808,227
Wistron Corp.	163,000	206,806
		432,736,744

	Shares	Value
Computer Storage & Peripherals - 2.0%
ADLINK Technology, Inc.	5,000	$ 6,076
Catcher Technology Co. Ltd.	345,000	2,188,588
EMC Corp. (a)	1,028,492	24,529,534
Fusion-io, Inc.	132,500	2,766,600
Gemalto NV	31,414	2,004,278
NetApp, Inc. (a)	460	13,690
SanDisk Corp. (a)	127,694	4,175,594
SIMPLO Technology Co. Ltd.	60,000	429,834
Synaptics, Inc. (a)	205,929	5,523,016
Wacom Co. Ltd.	480	958,169
		42,595,379
TOTAL COMPUTERS & PERIPHERALS		475,332,123
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	53,012	132,766
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	40,000	206,883
Furukawa Electric Co. Ltd.	883,000	1,888,103
		2,094,986
ELECTRONIC EQUIPMENT & COMPONENTS - 2.6%
Electronic Components - 1.4%
Aeroflex Holding Corp. (a)	60,538	391,681
Amphenol Corp. Class A	379	20,159
Cheng Uei Precision Industries Co. Ltd.	204,703	428,977
Chimei Innolux Corp. (a)	51,000	21,426
FLEXium Interconnect, Inc.	57,000	223,253
InvenSense, Inc. (d)	182,564	1,814,686
Largan Precision Co. Ltd.	11,000	207,686
Omron Corp.	31,600	623,271
Taiyo Yuden Co. Ltd.	22,300	195,950
TDK Corp.	4,700	202,413
Tong Hsing Electronics Industries Ltd.	2,095,000	6,732,726
Universal Display Corp. (a)(d)	651,469	18,338,852
Vishay Intertechnology, Inc. (a)	2,109	22,398
Yageo Corp.	6,108,000	1,844,341
		31,067,819
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	914,644	2,054,520
Hitachi High-Technologies Corp.	14,900	330,749
Keyence Corp.	5,850	1,321,590
National Instruments Corp.	42,688	1,111,596
SFA Engineering Corp.	4,365	202,263
SNU Precision Co. Ltd. (a)	22,427	138,878
Test Research, Inc.	57,298	78,643
TPK Holdings Co.	49,000	729,948
		5,968,187
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	76,000	$ 222,617
Jabil Circuit, Inc.	394,949	7,555,374
KEMET Corp. (a)	4,077	23,443
TE Connectivity Ltd.	23,294	731,897
Trimble Navigation Ltd. (a)	173,876	8,200,862
		16,734,193
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	47	1,594
Digital China Holdings Ltd. (H Shares)	1,410,000	2,288,976
VST Holdings Ltd.	2,990,000	531,621
WPG Holding Co. Ltd.	340,200	405,434
WT Microelectronics Co. Ltd.	51,000	66,584
		3,294,209
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		57,064,408
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	4,569,000	4,343,493
China Kanghui Holdings sponsored ADR (a)	500	9,850
		4,353,343
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,500	109,035
So-net M3, Inc.	756	3,360,683
		3,469,718
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	53,000	62,345
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	5,651,000	1,295,976
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	9,811	619,177
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Amazon.com, Inc. (a)	74,778	15,920,984
E-Commerce China Dangdang, Inc. ADR (a)	990	4,930
Expedia, Inc.	27,100	1,243,619
Rakuten, Inc.	7,963	8,512,915
Start Today Co. Ltd. (d)	154,300	2,271,071
TripAdvisor, Inc. (a)	26,892	1,153,129
		29,106,648

	Shares	Value
INTERNET SOFTWARE & SERVICES - 11.2%
Internet Software & Services - 11.2%
Active Network, Inc.	96,219	$ 1,350,915
Akamai Technologies, Inc. (a)	369,053	10,828,015
Baidu.com, Inc. sponsored ADR (a)	4,900	577,073
Bankrate, Inc. (d)	96,219	1,672,286
Bazaarvoice, Inc. (d)	8,500	146,965
Blinkx PLC (a)	500,000	319,062
Cornerstone OnDemand, Inc. (a)	114,615	2,298,031
DealerTrack Holdings, Inc. (a)	7,000	191,100
eBay, Inc. (a)	677,621	26,555,967
ExactTarget, Inc.	48,500	960,785
Facebook, Inc.:
Class A	211,500	6,266,745
Class B (a)(f)	122,522	3,267,294
Google, Inc. Class A (a)	186,760	108,481,414
INFO Edge India Ltd.	57,194	728,856
Kakaku.com, Inc. (d)	211,400	6,593,800
LogMeIn, Inc. (a)	81,606	2,615,472
Mail.ru Group Ltd. GDR (a)(e)	5,600	175,672
MercadoLibre, Inc.	92,036	6,464,609
Millennial Media, Inc. (d)	96,600	1,331,148
NHN Corp.	12,715	2,611,999
Open Text Corp. (a)	400	19,345
PChome Online, Inc.	154,000	835,163
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	203,700	4,074,000
Rackspace Hosting, Inc. (a)	246,985	12,218,348
Renren, Inc. ADR (d)	18,800	89,300
Responsys, Inc. (a)	309,663	3,180,239
Saba Software, Inc. (a)	10,000	83,500
SciQuest, Inc. (a)	155,853	2,453,126
SINA Corp. (a)	110,831	5,903,967
SouFun Holdings Ltd. ADR (d)	102,600	1,619,028
Tencent Holdings Ltd.	102,100	2,807,189
Tudou Holdings Ltd. ADR	58,700	2,092,655
Velti PLC (a)	162,300	1,184,790
VeriSign, Inc.	184,500	7,053,435
Vocus, Inc. (a)	139,100	2,243,683
XO Group, Inc. (a)	16,300	143,929
Yahoo!, Inc. (a)	559,950	8,533,638
Yandex NV	121,949	2,430,444
		240,402,987
IT SERVICES - 11.5%
Data Processing & Outsourced Services - 5.0%
Automatic Data Processing, Inc.	267,983	13,975,313
Fidelity National Information Services, Inc.	293,434	9,618,767
Fiserv, Inc. (a)	68,500	4,618,955
Global Payments, Inc.	132,000	5,607,360
Jack Henry & Associates, Inc.	68,508	2,261,449
MasterCard, Inc. Class A	27,065	11,002,193
Paychex, Inc.	75,092	2,250,507
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Syntel, Inc.	23,201	$ 1,296,936
VeriFone Systems, Inc. (a)	136,469	4,927,896
Visa, Inc. Class A	460,236	53,019,187
WNS Holdings Ltd. sponsored ADR (a)	26,900	295,362
		108,873,925
IT Consulting & Other Services - 6.5%
Accenture PLC Class A	318,730	18,199,483
Bit-isle, Inc. (d)	4,900	53,086
Camelot Information Systems, Inc. ADR (a)	555	1,227
ChinaSoft International Ltd. (a)	50,000	12,884
Cognizant Technology Solutions Corp. Class A (a)	183,928	10,713,806
HiSoft Technology International Ltd. ADR (a)	36,166	471,966
IBM Corp.	445,128	85,865,191
ServiceSource International, Inc. (a)(d)	1,409,362	16,912,344
Teradata Corp. (a)	108,776	7,231,428
		139,461,415
TOTAL IT SERVICES		248,335,340
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	117,100	5,042,326
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	87,200	1,283,584
		6,325,910
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Airtac International Group	509,000	2,828,535
Fanuc Corp.	6,600	1,134,188
HIWIN Technologies Corp.	453,290	4,537,149
Mirle Automation Corp.	293,100	211,446
Nippon Thompson Co. Ltd.	505,000	2,300,230
Shin Zu Shing Co. Ltd.	1,015,000	2,776,028
		13,787,576
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	500	13,989
Focus Media Holding Ltd. ADR (d)	198,718	4,133,334
ReachLocal, Inc. (a)	43,033	434,203
		4,581,526
Cable & Satellite - 0.1%
DISH Network Corp. Class A	37,100	1,040,284
Movies & Entertainment - 0.0%
IMAX Corp. (a)	19,570	415,667
TOTAL MEDIA		6,037,477

	Shares	Value
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	27,023	$ 195,106
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	3,994,500	1,698,353
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Acacia Research Corp. - Acacia Technologies (a)	27,700	963,129
IHS, Inc. Class A (a)	34,400	3,405,256
		4,368,385
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
E-House China Holdings Ltd. ADR	301,438	1,642,837
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.2%
Semiconductor Equipment - 1.7%
Amkor Technology, Inc. (a)(d)	4,848	22,931
Asia Pacific Systems, Inc. (a)	66,305	758,272
ASM International NV:
unit	205,791	7,050,400
(Netherlands)	150,000	5,099,968
ASML Holding NV	47,803	2,189,855
Cymer, Inc. (a)	143,900	7,795,063
Dainippon Screen Manufacturing Co. Ltd.	56,000	403,261
Entegris, Inc. (a)	322,643	2,487,578
GCL-Poly Energy Holdings Ltd.	684,000	164,797
Genesis Photonics, Inc.	47,000	47,988
GT Advanced Technologies, Inc. (a)	4,100	17,220
ICD Co. Ltd.	52,302	855,107
KLA-Tencor Corp.	46,057	2,110,792
Lam Research Corp. (a)	500	18,650
Micronics Japan Co. Ltd.	105,900	357,521
Novellus Systems, Inc. (a)	489	20,455
Rubicon Technology, Inc. (a)(d)	21,726	191,623
Teradyne, Inc. (a)	1,405	20,302
Ultratech, Inc. (a)	202,095	6,127,520
Visual Photonics Epitaxy Co. Ltd.	903,000	1,481,220
		37,220,523
Semiconductors - 12.5%
Advanced Micro Devices, Inc. (a)	31,211	189,763
Alpha & Omega Semiconductor Ltd. (a)	25,812	231,534
Altera Corp.	1,288,646	43,053,663
Analog Devices, Inc.	5,826	211,892
Applied Micro Circuits Corp. (a)	453,625	2,422,358
ARM Holdings PLC sponsored ADR	18,575	436,327
Atmel Corp. (a)	25,796	180,572
Avago Technologies Ltd.	294,832	9,758,939
Broadcom Corp. Class A	170,006	5,499,694
Cavium, Inc. (a)(d)	588,035	14,236,327
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cirrus Logic, Inc. (a)	363,603	$ 10,442,678
Cree, Inc. (a)(d)	1,382,089	34,648,971
Cypress Semiconductor Corp.	83,194	1,097,329
Dialog Semiconductor PLC (a)	136,134	2,645,932
Diodes, Inc. (a)	1,138	22,271
Duksan Hi-Metal Co. Ltd. (a)	99,604	2,012,380
Epistar Corp.	5,000	11,064
Fairchild Semiconductor International, Inc. (a)	1,780	23,514
Freescale Semiconductor Holdings I Ltd.	225,472	2,074,342
Global Unichip Corp.	125,000	477,035
Hittite Microwave Corp. (a)	18,478	910,596
Imagination Technologies Group PLC (a)	805,578	6,146,541
Infineon Technologies AG	188,131	1,493,254
Inotera Memories, Inc. (a)	13,232,000	3,401,907
Inphi Corp. (a)	125,395	1,042,032
International Rectifier Corp. (a)	58,126	1,095,094
Intersil Corp. Class A	214,000	2,257,700
JA Solar Holdings Co. Ltd. ADR (a)(d)	124,687	113,615
LSI Corp. (a)	348,879	2,320,045
MagnaChip Semiconductor Corp. (a)	236	2,247
Marvell Technology Group Ltd.	1,741	21,815
Maxim Integrated Products, Inc.	53	1,333
MediaTek, Inc.	599,000	5,293,787
Mellanox Technologies Ltd. (a)	52,100	3,149,445
Micrel, Inc.	88,411	865,544
Micron Technology, Inc. (a)	1,672,813	9,769,228
Monolithic Power Systems, Inc. (a)	107,905	2,027,535
MStar Semiconductor, Inc.	598,000	3,623,393
NVIDIA Corp. (a)	18,332	227,867
NXP Semiconductors NV (a)	1,258,080	26,558,069
O2Micro International Ltd. sponsored ADR (a)	44,200	192,712
ON Semiconductor Corp. (a)	28,538	192,346
Phison Electronics Corp.	1,000	7,365
PMC-Sierra, Inc. (a)	340,549	2,172,703
Power Integrations, Inc.	78,302	3,195,505
Radiant Opto-Electronics Corp.	490,000	2,206,247
Rambus, Inc. (a)	502,661	2,417,799
RF Micro Devices, Inc. (a)	235,205	886,723
Samsung Electronics Co. Ltd.	8,343	8,558,769
Semtech Corp. (a)	45,100	1,086,459
Seoul Semiconductor Co. Ltd.	34,306	664,051
Silicon Laboratories, Inc. (a)	5,500	189,915
SK Hynix, Inc.	580	11,350
Skyworks Solutions, Inc. (a)	443,960	11,924,766
Spreadtrum Communications, Inc. ADR (d)	374,056	6,695,602
Standard Microsystems Corp. (a)	139,870	5,124,837
STMicroelectronics NV	550,407	2,814,851
STMicroelectronics NV (NY Shares) unit	1,303,780	6,675,354

	Shares	Value
Taiwan Surface Mounting Technology Co. Ltd.	225,000	$ 451,928
Texas Instruments, Inc.	147,767	4,208,404
Trina Solar Ltd. (a)(d)	30,406	186,997
TriQuint Semiconductor, Inc. (a)	1,174,924	6,121,354
United Microelectronics Corp.	11,000	4,775
Vanguard International Semiconductor Corp.	437,000	226,751
Win Semiconductors Corp.	932,399	1,434,244
Xilinx, Inc.	670	21,420
YoungTek Electronics Corp.	2,513	6,722
		267,677,581
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		304,898,104
SOFTWARE - 21.8%
Application Software - 11.8%
Adobe Systems, Inc. (a)	511,618	15,885,739
ANSYS, Inc. (a)	87,516	5,415,052
AsiaInfo-Linkage, Inc. (a)	416,463	4,414,508
Aspen Technology, Inc. (a)	657,471	14,530,109
Autodesk, Inc. (a)	290,413	9,299,024
AutoNavi Holdings Ltd. ADR (a)	103,811	1,147,112
BroadSoft, Inc. (a)	253,852	6,932,698
Citrix Systems, Inc. (a)	519,699	37,979,603
Concur Technologies, Inc. (a)	148,117	9,161,036
Descartes Systems Group, Inc. (a)	419,000	3,460,396
Informatica Corp. (a)	216,285	8,960,688
Intuit, Inc.	231,089	12,994,134
JDA Software Group, Inc. (a)	46,937	1,299,216
Jive Software, Inc.	5,500	92,125
Kingdee International Software Group Co. Ltd.	29,525,600	4,907,270
Manhattan Associates, Inc. (a)	14,555	691,363
MicroStrategy, Inc. Class A (a)	50,897	6,208,416
Nuance Communications, Inc. (a)	199,601	4,129,745
Parametric Technology Corp. (a)	657,597	13,283,459
Pegasystems, Inc. (d)	250,049	7,749,019
PROS Holdings, Inc. (a)	26,200	393,786
QLIK Technologies, Inc. (a)	235,554	5,354,142
RealPage, Inc. (a)	13,700	244,545
salesforce.com, Inc. (a)	405,242	56,174,646
SolarWinds, Inc. (a)	229,212	10,511,662
Splunk, Inc.	60,376	1,965,843
Synchronoss Technologies, Inc. (a)	278,649	4,990,604
Synopsys, Inc. (a)	7,993	236,193
TIBCO Software, Inc. (a)	162,667	4,351,342
TiVo, Inc. (a)	26,100	222,894
VanceInfo Technologies, Inc. ADR (a)	257,500	2,363,850
		255,350,219
Home Entertainment Software - 0.8%
Activision Blizzard, Inc.	177,590	2,084,907
Capcom Co. Ltd.	228,500	4,398,178
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - continued
Giant Interactive Group, Inc. ADR	238,641	$ 1,195,591
NCsoft Corp.	2,241	455,615
Nintendo Co. Ltd.	52,500	6,077,765
Take-Two Interactive Software, Inc. (a)	195,638	2,253,750
		16,465,806
Systems Software - 9.2%
Allot Communications Ltd. (a)	47,600	1,238,552
Ariba, Inc. (a)	240,757	10,817,212
BMC Software, Inc. (a)	53,700	2,272,584
Check Point Software Technologies Ltd. (a)	42,513	2,178,366
CommVault Systems, Inc. (a)	170,865	8,008,443
Fortinet, Inc. (a)	275,237	5,848,786
Infoblox, Inc.	8,900	176,131
Insyde Software Corp.	50,000	223,453
Microsoft Corp.	3,167,433	92,457,369
NetSuite, Inc. (a)	112,300	5,269,116
Oracle Corp.	826,979	21,890,134
Progress Software Corp. (a)	53,422	1,026,771
Red Hat, Inc. (a)	372,909	19,160,064
Sourcefire, Inc. (a)	79,006	4,357,971
Symantec Corp. (a)	79,500	1,179,780
Totvs SA	182,000	3,293,750
VMware, Inc. Class A (a)	194,276	18,069,611
		197,468,093
TOTAL SOFTWARE		469,284,118
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	218,253	11,338,243
TOTAL COMMON STOCKS (Cost $1,945,760,191)		2,049,686,026
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $5,814,836)	$ 6,990,000	5,469,675
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	89,879,355	$ 89,879,355
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	79,163,752	79,163,752
TOTAL MONEY MARKET FUNDS (Cost $169,043,107)		169,043,107
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,120,618,134)		2,224,198,808
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(72,020,128)
NET ASSETS - 100%		$ 2,152,178,680
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,672 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,267,294 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 3,063,881
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,820
Fidelity Securities Lending Cash Central Fund	199,564
Total	$ 254,384
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,049,686,026	$ 1,972,830,933	$ 76,855,093	$ -
Convertible Bonds	5,469,675	-	5,469,675	-
Money Market Funds	169,043,107	169,043,107	-	-
Total Investments in Securities:	$ 2,224,198,808	$ 2,141,874,040	$ 82,324,768	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,770,069
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(3,770,069)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $2,144,828,517. Net unrealized appreciation aggregated $79,370,291, of which $282,985,487 related to appreciated investment securities and $203,615,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2012

1.802180.108

MED-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BIOTECHNOLOGY - 1.4%
Biotechnology - 1.4%
ARIAD Pharmaceuticals, Inc. (a)	672,600	$ 11,144,982
ZIOPHARM Oncology, Inc. (a)	137,500	706,750
		11,851,732
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Weight Watchers International, Inc. (d)	98,700	5,600,238
FOOD & STAPLES RETAILING - 3.1%
Drug Retail - 3.1%
CVS Caremark Corp.	275,800	12,394,452
Drogasil SA	335,785	3,105,035
Rite Aid Corp. (a)	8,875,400	11,538,020
		27,037,507
HEALTH CARE PROVIDERS & SERVICES - 87.2%
Health Care Distributors & Services - 12.1%
AmerisourceBergen Corp.	976,052	36,104,163
Cardinal Health, Inc.	101,100	4,183,518
McKesson Corp.	752,700	65,695,656
		105,983,337
Health Care Facilities - 4.1%
Brookdale Senior Living, Inc. (a)	509,693	8,404,838
Capital Senior Living Corp. (a)	603,000	5,957,640
Community Health Systems, Inc. (a)	286,000	6,294,860
HCA Holdings, Inc.	23,700	615,963
Kindred Healthcare, Inc. (a)	330,900	2,736,543
LifePoint Hospitals, Inc. (a)	500	18,410
Skilled Healthcare Group, Inc. (a)	482,000	2,655,820
Sunrise Senior Living, Inc. (a)(d)	1,156,492	6,962,082
Tenet Healthcare Corp. (a)	31,000	146,010
Universal Health Services, Inc. Class B	52,900	2,049,875
		35,842,041
Health Care Services - 24.3%
Accretive Health, Inc. (a)(d)	1,896,804	22,306,415
Amedisys, Inc. (a)	78,829	864,754
Catalyst Health Solutions, Inc. (a)	213,900	18,581,493
DaVita, Inc. (a)	6,400	520,000
Express Scripts Holding Co. (a)	2,338,650	122,054,144
Gentiva Health Services, Inc. (a)	997,500	5,595,975
HMS Holdings Corp. (a)	373,900	10,016,781
Laboratory Corp. of America Holdings (a)	2,000	166,560
Lincare Holdings, Inc.	14,450	331,339
Metropolitan Health Networks, Inc. (a)	662,000	5,759,400
Omnicare, Inc.	599,800	18,905,696
Quest Diagnostics, Inc.	7,500	426,750
Sun Healthcare Group, Inc. (a)	100,200	485,970
Team Health Holdings, Inc. (a)	275,100	6,255,774
		212,271,051

	Shares	Value
Managed Health Care - 46.7%
Aetna, Inc.	984,956	$ 40,274,851
Amil Participacoes SA	867,300	8,170,513
Centene Corp. (a)	169,300	6,118,502
CIGNA Corp.	920,700	40,427,937
Health Net, Inc. (a)	773,900	19,827,318
Humana, Inc.	529,972	40,484,561
Molina Healthcare, Inc. (a)	356,800	9,101,968
Odontoprev SA	647,100	3,465,146
UnitedHealth Group, Inc.	2,921,097	162,909,580
Wellcare Health Plans, Inc. (a)	47,800	2,699,266
WellPoint, Inc.	1,121,400	75,571,146
		409,050,788
TOTAL HEALTH CARE PROVIDERS & SERVICES		763,147,217
HEALTH CARE TECHNOLOGY - 4.1%
Health Care Technology - 4.1%
athenahealth, Inc. (a)(d)	34,700	2,522,343
SXC Health Solutions Corp. (a)	357,600	32,856,891
		35,379,234
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
WebMD Health Corp. (a)	5,715	131,616
PHARMACEUTICALS - 2.3%
Pharmaceuticals - 2.3%
Endocyte, Inc. (a)(d)	101,000	649,430
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	267,500	13,071,332
ViroPharma, Inc. (a)	328,500	6,615,990
		20,336,752
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Qualicorp SA	546,000	4,656,370
TOTAL COMMON STOCKS (Cost $747,780,657)		868,140,666
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.17% (b)	1,206,011	1,206,011
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	25,255,050	25,255,050
TOTAL MONEY MARKET FUNDS (Cost $26,461,061)		26,461,061
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $774,241,718)	894,601,727
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(19,287,864)
NET ASSETS - 100%	$ 875,313,863
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,719
Fidelity Securities Lending Cash Central Fund	143,486
Total	$ 150,205
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $779,958,673. Net unrealized appreciation aggregated $114,643,054, of which $154,897,494 related to appreciated investment securities and $40,254,440 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2012

1.802181.108

MES-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BIOTECHNOLOGY - 1.0%
Biotechnology - 1.0%
Grifols SA ADR (d)	1,500,000	$ 12,705,000
HEALTH CARE EQUIPMENT & SUPPLIES - 81.3%
Health Care Equipment - 70.2%
ArthroCare Corp. (a)	280,000	7,330,400
Baxter International, Inc.	1,450,000	73,399,000
Boston Scientific Corp. (a)	15,000,000	86,100,000
C.R. Bard, Inc.	820,000	79,695,800
CareFusion Corp. (a)	850,000	20,604,000
China Kanghui Holdings sponsored ADR (a)(d)	496,900	9,788,930
Conceptus, Inc. (a)	600,000	10,104,000
CONMED Corp.	300,000	8,037,000
Covidien PLC	3,050,000	157,929,001
Cyberonics, Inc. (a)	400,000	15,420,000
Edwards Lifesciences Corp. (a)	300,000	25,611,000
Exactech, Inc. (a)	525,000	8,536,500
Fisher & Paykel Healthcare Corp.	4,000,000	6,179,520
Genmark Diagnostics, Inc. (a)(e)	1,093,506	4,920,777
HeartWare International, Inc. CDI (a)	5,500,000	12,429,516
Hill-Rom Holdings, Inc.	750,000	22,057,500
Hologic, Inc. (a)	500,000	8,380,000
Insulet Corp. (a)	1,066,288	19,641,025
Integra LifeSciences Holdings Corp. (a)	385,700	13,696,207
Intuitive Surgical, Inc. (a)	53,000	27,724,300
Ion Beam Applications SA	400,000	1,905,684
Mako Surgical Corp. (a)(d)	260,000	5,904,600
Masimo Corp. (a)	300,000	5,643,000
Medtronic, Inc.	430,000	15,841,200
NxStage Medical, Inc. (a)	600,000	9,114,000
Opto Circuits India Ltd.	1,300,000	3,752,231
Orthofix International NV (a)	60,000	2,274,000
Sirona Dental Systems, Inc. (a)	125,000	5,347,500
St. Jude Medical, Inc.	700,000	26,894,000
Stryker Corp.	1,500,000	77,175,000
Tornier BV (a)	750,000	14,812,500
Varian Medical Systems, Inc. (a)	400,000	23,464,000
Volcano Corp. (a)	880,000	25,159,200
Wright Medical Group, Inc. (a)	1,000,000	19,790,000
Zeltiq Aesthetics, Inc. (d)	527,167	2,361,708
Zimmer Holdings, Inc.	600,000	36,390,000
		893,413,099
Health Care Supplies - 11.1%
Align Technology, Inc. (a)	550,000	17,176,500
DENTSPLY International, Inc.	1,280,000	47,360,000
OraSure Technologies, Inc. (a)	800,000	8,280,000

	Shares	Value
The Cooper Companies, Inc.	500,000	$ 42,590,000
The Spectranetics Corp. (a)	1,280,000	12,633,600
Unilife Corp. (a)(d)	2,000,000	8,340,000
Vascular Solutions, Inc. (a)	400,000	4,552,000
		140,932,100
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,034,345,199
HEALTH CARE PROVIDERS & SERVICES - 11.2%
Health Care Distributors & Services - 0.5%
Amplifon SpA (d)	1,400,000	6,935,200
Health Care Facilities - 0.7%
Hanger Orthopedic Group, Inc. (a)	300,000	6,471,000
LCA-Vision, Inc. (a)	600,000	2,742,000
		9,213,000
Health Care Services - 3.2%
Accretive Health, Inc. (a)	301,700	3,547,992
Catalyst Health Solutions, Inc. (a)	250,000	21,717,500
MModal, Inc. (a)	102,500	1,288,425
Quest Diagnostics, Inc.	250,000	14,225,000
		40,778,917
Managed Health Care - 6.8%
Health Net, Inc. (a)	600,000	15,372,000
UnitedHealth Group, Inc.	800,000	44,616,000
WellPoint, Inc.	384,100	25,884,499
		85,872,499
TOTAL HEALTH CARE PROVIDERS & SERVICES		142,799,616
HEALTH CARE TECHNOLOGY - 2.6%
Health Care Technology - 2.6%
athenahealth, Inc. (a)(d)	160,000	11,630,400
SXC Health Solutions Corp. (a)	237,200	21,794,336
		33,424,736
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	250,000	10,765,000
TOTAL COMMON STOCKS (Cost $1,135,543,352)		1,234,039,551
Convertible Preferred Stocks - 0.6%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (f)	331,126	2,000,001
Convertible Preferred Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	999,300	$ 6,032,334
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,032,335)		8,032,335
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.17% (b)	37,290,001	37,290,001
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	29,595,331	29,595,331
TOTAL MONEY MARKET FUNDS (Cost $66,885,332)		66,885,332
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,210,461,019)		1,308,957,218
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(36,209,435)
NET ASSETS - 100%		$ 1,272,747,783
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,032,335 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 2,000,001
Castlight Health, Inc. Series D	4/25/12	$ 6,032,334
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,580
Fidelity Securities Lending Cash Central Fund	238,687
Total	$ 245,267
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Genmark Diagnostics, Inc.	$ 4,160,254	$ 383,771	$ -	$ -	$ 4,920,777
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,234,039,551	$ 1,225,198,667	$ 8,840,884	$ -
Convertible Preferred Stocks	8,032,335	-	-	8,032,335
Money Market Funds	66,885,332	66,885,332	-	-
Total Investments in Securities:	$ 1,308,957,218	$ 1,292,083,999	$ 8,840,884	$ 8,032,335
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,000,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	6,032,334
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,032,335
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,214,627,473. Net unrealized appreciation aggregated $94,329,745, of which $156,536,947 related to appreciated investment securities and $62,207,202 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2012

1.802184.108

NAT-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 2.3%
Specialty Chemicals - 2.3%
LyondellBasell Industries NV Class A	627,800	$ 24,772,988
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Foster Wheeler AG (a)	328,800	5,882,232
CONTAINERS & PACKAGING - 1.7%
Metal & Glass Containers - 1.7%
Ball Corp.	222,200	8,881,334
Crown Holdings, Inc. (a)	276,600	9,429,294
		18,310,628
ENERGY EQUIPMENT & SERVICES - 20.9%
Oil & Gas Drilling - 6.6%
Discovery Offshore S.A. (a)(e)	1,522,800	2,614,826
Ensco PLC Class A	448,000	20,119,680
Helmerich & Payne, Inc.	68,600	3,107,580
Noble Corp.	631,500	19,747,005
Northern Offshore Ltd.	945,000	1,601,647
Ocean Rig UDW, Inc. (United States)	426,700	6,379,165
Parker Drilling Co. (a)	1,213,200	5,932,548
Rowan Companies PLC (a)	235,600	7,068,000
Tuscany International Drilling, Inc. (a)	885,100	445,614
Vantage Drilling Co. (a)	1,977,700	2,966,550
		69,982,615
Oil & Gas Equipment & Services - 14.3%
Compagnie Generale de Geophysique SA (a)	261,600	5,719,829
Fugro NV (Certificaten Van Aandelen) unit	349,700	20,106,185
Gulfmark Offshore, Inc. Class A (a)	175,600	6,267,164
Halliburton Co.	622,200	18,703,332
Key Energy Services, Inc. (a)	367,400	3,640,934
McDermott International, Inc. (a)	370,300	3,758,545
National Oilwell Varco, Inc.	676,658	45,166,922
Oil States International, Inc. (a)	184,300	12,268,851
Schlumberger Ltd.	397,992	25,172,994
Schoeller-Bleckmann Oilfield Equipment AG	23,300	1,909,249
Superior Energy Services, Inc. (a)	73,600	1,592,704
Total Energy Services, Inc.	100,000	1,425,183
Weatherford International Ltd. (a)	519,300	6,236,793
		151,968,685
TOTAL ENERGY EQUIPMENT & SERVICES		221,951,300
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	282,600	3
METALS & MINING - 13.6%
Diversified Metals & Mining - 3.3%
Anglo American PLC (United Kingdom)	158,000	4,815,847

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	517,834	$ 16,591,401
Ivanhoe Mines Ltd. (a)	161,500	1,524,544
Kenmare Resources PLC (a)	5,361,500	3,728,972
Teck Resources Ltd. Class B (sub. vtg.)	267,400	8,010,220
		34,670,984
Gold - 9.4%
AngloGold Ashanti Ltd. sponsored ADR	231,900	8,362,314
Barrick Gold Corp. (d)	382,400	15,027,948
Gold Fields Ltd. sponsored ADR	691,000	9,155,750
Goldcorp, Inc.	323,200	11,797,105
Harmony Gold Mining Co. Ltd. sponsored ADR	591,600	5,833,176
IAMGOLD Corp.	597,700	6,406,099
Kinross Gold Corp.	309,467	2,483,886
Newcrest Mining Ltd.	532,191	12,918,709
Newmont Mining Corp.	332,300	15,671,268
Randgold Resources Ltd. sponsored ADR	55,600	4,411,860
Yamana Gold, Inc.	525,500	7,713,201
		99,781,316
Precious Metals & Minerals - 0.9%
Pan American Silver Corp.	134,500	2,259,355
Silver Wheaton Corp. (d)	271,900	6,984,080
		9,243,435
TOTAL METALS & MINING		143,695,735
OIL, GAS & CONSUMABLE FUELS - 60.4%
Coal & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. (a)	211,422	2,215,703
Peabody Energy Corp.	487,900	11,397,344
		13,613,047
Integrated Oil & Gas - 26.9%
Chevron Corp.	1,123,600	110,461,114
Hess Corp.	911,500	39,832,550
InterOil Corp. (a)(d)	25,000	1,660,250
Murphy Oil Corp.	223,400	10,414,908
Occidental Petroleum Corp.	994,400	78,826,088
Royal Dutch Shell PLC Class A sponsored ADR	337,100	20,960,878
Suncor Energy, Inc.	861,000	23,366,249
		285,522,037
Oil & Gas Exploration & Production - 24.8%
Anadarko Petroleum Corp.	31,100	1,897,100
Apache Corp.	295,000	24,007,100
Atlas Resource Partners LP (a)	4,257	109,320
BPZ Energy, Inc. (a)	500,300	1,545,927
C&C Energia Ltd. (a)	168,200	1,104,125
Cabot Oil & Gas Corp.	705,200	22,947,208
Canadian Natural Resources Ltd. (d)	178,100	5,114,437
Carrizo Oil & Gas, Inc. (a)	47,600	1,052,436
Cobalt International Energy, Inc. (a)	285,900	6,475,635
Comstock Resources, Inc. (a)	324,600	4,852,770
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
EOG Resources, Inc.	272,700	$ 27,079,110
EQT Corp.	466,300	21,626,994
EV Energy Partners LP	139,500	7,153,560
EXCO Resources, Inc. (d)	434,200	3,126,240
Gran Tierra Energy, Inc. (Canada) (a)	2,240,000	11,299,221
Halcon Resources Corp. (f)	570,000	4,827,330
Kodiak Oil & Gas Corp. (a)	143,200	1,161,352
Marathon Oil Corp.	966,400	24,073,024
Midstates Petroleum Co., Inc.	108,300	1,553,022
Noble Energy, Inc.	261,500	22,086,290
Oasis Petroleum, Inc. (a)	52,000	1,335,880
Painted Pony Petroleum Ltd. (a)(e)	9,500	72,571
Pioneer Natural Resources Co.	272,800	26,379,760
Plains Exploration & Production Co. (a)	201,600	7,215,264
QEP Resources, Inc.	94,100	2,476,712
Rosetta Resources, Inc. (a)	295,900	11,448,371
SM Energy Co.	322,100	17,422,389
Swift Energy Co. (a)	131,500	2,618,165
TAG Oil Ltd. (a)	126,100	1,141,536
TAG Oil Ltd. (e)	20,400	184,673
		263,387,522
Oil & Gas Refining & Marketing - 5.1%
Calumet Specialty Products Partners LP	232,200	5,182,704
HollyFrontier Corp.	57,704	1,701,114
Marathon Petroleum Corp.	604,700	21,811,529
Tesoro Corp. (a)	96,200	2,127,944
Valero Energy Corp.	1,095,700	23,119,270
		53,942,561
Oil & Gas Storage & Transport - 2.3%
Atlas Energy LP	73,000	2,519,230
Atlas Pipeline Partners, LP	247,800	7,434,000
Cheniere Energy, Inc. (a)	247,900	3,480,516
Markwest Energy Partners LP	41,700	1,999,098
Williams Companies, Inc.	291,700	8,905,601
		24,338,445
TOTAL OIL, GAS & CONSUMABLE FUELS		640,803,612
TOTAL COMMON STOCKS (Cost $1,128,557,726)		1,055,416,498
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	6,513,510	$ 6,513,510
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	25,023,515	25,023,515
TOTAL MONEY MARKET FUNDS (Cost $31,537,025)		31,537,025
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,160,094,751)	1,086,953,523
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(26,125,092)
NET ASSETS - 100%	$ 1,060,828,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,872,070 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,827,330 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 5,130,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,629
Fidelity Securities Lending Cash Central Fund	66,848
Total	$ 68,477
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,055,416,498	$ 1,010,092,610	$ 42,709,059	$ 2,614,829
Money Market Funds	31,537,025	31,537,025	-	-
Total Investments in Securities:	$ 1,086,953,523	$ 1,041,629,635	$ 42,709,059	$ 2,614,829
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(41,054)
Cost of Purchases	3
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,655,880
Transfers out of Level 3	-
Ending Balance	$ 2,614,829
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (41,054)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,168,106,294. Net unrealized depreciation aggregated $81,152,771, of which $61,892,473 related to appreciated investment securities and $143,045,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2012

1.802182.108

BAM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Amazon.com, Inc. (a)	1,300	$ 276,783
Groupon, Inc. Class A (a)(d)	23,300	247,912
Rakuten, Inc.	446	476,800
		1,001,495
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
Active Network, Inc.	30,800	432,432
Baidu.com, Inc. sponsored ADR (a)	6,000	706,620
Bankrate, Inc.	42,400	736,912
Demand Media, Inc. (a)(d)	26,700	244,572
Facebook, Inc. Class A	5,600	165,928
Mail.ru Group Ltd. GDR (Reg. S) (a)	11,600	365,328
Yahoo!, Inc. (a)	6,400	97,536
Yandex NV	38,100	759,333
		3,508,661
MEDIA - 94.1%
Advertising - 4.8%
Aegis Group PLC	339,150	852,226
Interpublic Group of Companies, Inc.	237,504	2,467,667
Ipsos SA	15,600	484,690
Lamar Advertising Co. Class A (a)	16,700	410,987
National CineMedia, Inc.	23,000	310,270
Omnicom Group, Inc.	93,900	4,477,152
ReachLocal, Inc. (a)	95,400	962,586
		9,965,578
Broadcasting - 15.7%
Belo Corp. Series A	201,500	1,164,670
CBS Corp. Class B	311,300	9,936,696
Discovery Communications, Inc. (a)	101,450	5,082,645
Discovery Communications, Inc. Class C (non-vtg.) (a)	108,450	5,052,686
Entercom Communications Corp. Class A (a)(d)	70,900	349,537
Liberty Media Corp. Capital Series A (a)	76,293	6,467,358
LIN TV Corp. Class A (a)	183,300	527,904
Scripps Networks Interactive, Inc. Class A	48,400	2,650,868
Sinclair Broadcast Group, Inc. Class A	127,900	1,041,106
		32,273,470
Cable & Satellite - 31.7%
AMC Networks, Inc. Class A	18,200	702,338
Cablevision Systems Corp. - NY Group Class A	121,900	1,394,536
Charter Communications, Inc. Class A (a)	21,600	1,354,320
Comcast Corp.:
Class A	760,150	21,975,937
Class A (special) (non-vtg.)	147,000	4,221,840
DIRECTV (a)	221,213	9,832,918
DISH Network Corp. Class A	133,000	3,729,320

	Shares	Value
Liberty Global, Inc.:
Class A (a)	43,575	$ 2,013,165
Class C (a)	38,900	1,738,441
Sirius XM Radio, Inc. (a)(d)	1,938,460	3,663,689
Time Warner Cable, Inc.	134,269	10,123,883
Virgin Media, Inc. (d)	208,500	4,593,255
		65,343,642
Movies & Entertainment - 37.5%
Cinemark Holdings, Inc.	74,900	1,727,194
DreamWorks Animation SKG, Inc. Class A (a)(d)	84,100	1,496,139
Lions Gate Entertainment Corp. (a)(d)	136,500	1,818,180
Live Nation Entertainment, Inc. (a)	51,500	481,525
Madison Square Garden Co. Class A (a)	17,800	667,322
News Corp. Class A	675,882	12,976,934
Regal Entertainment Group Class A (d)	109,000	1,498,750
The Walt Disney Co.	708,904	32,403,999
Time Warner, Inc.	403,266	13,900,579
Viacom, Inc. Class B (non-vtg.)	213,800	10,204,674
		77,175,296
Publishing - 4.4%
E.W. Scripps Co. Class A (a)	81,100	729,089
Gannett Co., Inc.	121,600	1,588,096
John Wiley & Sons, Inc. Class A	16,300	741,650
McGraw-Hill Companies, Inc.	114,300	4,958,334
Meredith Corp. (d)	18,400	544,456
The New York Times Co. Class A (a)	71,000	472,150
		9,033,775
TOTAL MEDIA		193,791,761
SOFTWARE - 0.7%
Home Entertainment Software - 0.7%
Electronic Arts, Inc. (a)	26,200	356,844
Nexon Co. Ltd.	26,200	413,338
Take-Two Interactive Software, Inc. (a)	42,300	487,296
Zynga, Inc. (d)	35,800	224,108
		1,481,586
TOTAL COMMON STOCKS (Cost $157,139,481)		199,783,503
Money Market Funds - 14.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	17,075,365	$ 17,075,365
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	13,305,069	13,305,069
TOTAL MONEY MARKET FUNDS (Cost $30,380,434)		30,380,434
TOTAL INVESTMENT PORTFOLIO - 111.7% (Cost $187,519,915)	230,163,937
NET OTHER ASSETS (LIABILITIES) - (11.7)%	(24,168,091)
NET ASSETS - 100%	$ 205,995,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,378
Fidelity Securities Lending Cash Central Fund	25,388
Total	$ 27,766
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 199,783,503	$ 197,191,121	$ 2,592,382	$ -
Money Market Funds	30,380,434	30,380,434	-	-
Total Investments in Securities:	$ 230,163,937	$ 227,571,555	$ 2,592,382	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $188,290,058. Net unrealized appreciation aggregated $41,873,879, of which $46,920,098 related to appreciated investment securities and $5,046,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2012

1.802183.108

GAS-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
ELECTRIC UTILITIES - 12.2%
Electric Utilities - 12.2%
Duke Energy Corp.	2,809,369	$ 61,749,931
Pepco Holdings, Inc.	137,400	2,618,844
Southern Co.	273,800	12,570,158
		76,938,933
ENERGY EQUIPMENT & SERVICES - 9.9%
Oil & Gas Drilling - 5.1%
Ensco PLC Class A	134,700	6,049,377
Helmerich & Payne, Inc.	306,200	13,870,860
Ocean Rig UDW, Inc. (United States)	34,100	509,795
Rowan Companies PLC (a)	403,400	12,102,000
		32,532,032
Oil & Gas Equipment & Services - 4.8%
Cameron International Corp. (a)	523,200	23,905,008
Halliburton Co.	207,000	6,222,420
		30,127,428
TOTAL ENERGY EQUIPMENT & SERVICES		62,659,460
GAS UTILITIES - 3.3%
Gas Utilities - 3.3%
Atmos Energy Corp.	174,300	5,776,302
Chesapeake Utilities Corp.	44,100	1,863,666
National Fuel Gas Co.	312,400	13,505,052
		21,145,020
MULTI-UTILITIES - 12.8%
Multi-Utilities - 12.8%
Dominion Resources, Inc.	555,100	28,898,506
NiSource, Inc.	413,600	10,377,224
Sempra Energy	644,377	41,890,949
		81,166,679
OIL, GAS & CONSUMABLE FUELS - 55.9%
Integrated Oil & Gas - 3.5%
InterOil Corp. (a)(d)	167,900	11,150,239
Suncor Energy, Inc.	395,700	10,738,705
		21,888,944
Oil & Gas Exploration & Production - 45.3%
Americas Petrogas, Inc. (a)	1,106,500	2,142,615
Americas Petrogas, Inc. (e)	232,000	449,242
Anadarko Petroleum Corp.	1,040,100	63,446,100
Apache Corp.	782,133	63,649,982
Cabot Oil & Gas Corp.	320,600	10,432,324
Celtic Exploration Ltd. (a)	329,900	3,960,653
Chesapeake Energy Corp. (d)	1,000,300	16,905,070
Cobalt International Energy, Inc. (a)	30,000	679,500
Crown Point Ventures Ltd. (a)(e)	747,316	506,483

	Shares	Value
Denbury Resources, Inc. (a)	403,975	$ 6,108,102
Devon Energy Corp.	306,946	18,269,426
Double Eagle Petroleum Co. (a)(d)	177,399	745,076
EOG Resources, Inc.	182,485	18,120,761
Epsilon Energy Ltd. (a)	699,400	1,144,393
Halcon Resources Corp. (f)	160,000	1,355,040
Kosmos Energy Ltd.	168,200	1,752,644
Madalena Ventures, Inc. (a)	3,242,500	1,569,686
Nexen, Inc.	811,000	12,720,337
Niko Resources Ltd. (d)	64,100	1,899,075
Noble Energy, Inc.	427,607	36,115,687
Painted Pony Petroleum Ltd. (a)(e)	5,500	42,015
Painted Pony Petroleum Ltd. Class A (a)	635,100	4,851,565
Progress Energy Resources Corp.	385,200	4,173,295
Southwestern Energy Co. (a)	250,100	7,010,303
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	105,016	20,080
WPX Energy, Inc.	621,333	9,114,955
		287,184,409
Oil & Gas Storage & Transport - 7.1%
Williams Companies, Inc.	1,475,199	45,037,825
TOTAL OIL, GAS & CONSUMABLE FUELS		354,111,178
TOTAL COMMON STOCKS (Cost $638,346,447)		596,021,270
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.17% (b)	40,427,977	40,427,977
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	26,999,320	26,999,320
TOTAL MONEY MARKET FUNDS (Cost $67,427,297)		67,427,297
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $705,773,744)	663,448,567
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(29,847,487)
NET ASSETS - 100%	$ 633,601,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $997,740 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,355,040 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 1,440,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,304
Fidelity Securities Lending Cash Central Fund	53,333
Total	$ 64,637
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 596,021,270	$ 594,646,150	$ 1,375,120	$ -
Money Market Funds	67,427,297	67,427,297	-	-
Total Investments in Securities:	$ 663,448,567	$ 662,073,447	$ 1,375,120	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $708,398,190. Net unrealized depreciation aggregated $44,949,623, of which $45,063,405 related to appreciated investment securities and $90,013,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2012

1.802187.108

PHR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
BIOTECHNOLOGY - 8.0%
Biotechnology - 8.0%
Acorda Therapeutics, Inc. (a)	54,000	$ 1,187,460
Actelion Ltd.	28,000	1,061,386
Alexion Pharmaceuticals, Inc. (a)	33,072	2,995,331
Alnylam Pharmaceuticals, Inc. (a)	38,800	397,312
AMAG Pharmaceuticals, Inc. (a)	113,000	1,585,390
Amarin Corp. PLC ADR (a)	25,000	296,250
Amicus Therapeutics, Inc. (a)	15,000	70,950
Amylin Pharmaceuticals, Inc. (a)	255,360	6,769,594
Ardea Biosciences, Inc. (a)	104,949	3,353,121
ARIAD Pharmaceuticals, Inc. (a)	152,500	2,526,925
Astex Pharmaceuticals, Inc. (a)	237,000	417,120
BioMarin Pharmaceutical, Inc. (a)	151,500	5,399,460
BioMimetic Therapeutics, Inc. (a)	186,500	469,980
Biovitrum AB (a)	10,000	32,183
Cubist Pharmaceuticals, Inc. (a)	72,000	2,888,640
DUSA Pharmaceuticals, Inc. (a)	90,000	464,400
ImmunoGen, Inc. (a)	19,100	267,591
InterMune, Inc. (a)	59,390	619,438
Medivation, Inc. (a)	73,000	6,148,790
Merrimack Pharmaceuticals, Inc.	13,500	92,745
Neurocrine Biosciences, Inc. (a)	224,794	1,503,872
NPS Pharmaceuticals, Inc. (a)	120,000	946,800
ONYX Pharmaceuticals, Inc. (a)	63,800	2,920,764
Opko Health, Inc. (a)	54,200	249,320
OREXIGEN Therapeutics, Inc. (a)	1,896	6,333
Pharmacyclics, Inc. (a)	16,000	502,720
Puma Biotechnology, Inc. (e)	133,333	1,799,996
Puma Biotechnology, Inc. warrants 10/4/21 (a)(e)	133,333	1
QLT, Inc. (a)	98,500	749,585
Synageva BioPharma Corp. (a)	4,600	179,446
Theravance, Inc. (a)	119,900	2,480,731
Threshold Pharmaceuticals, Inc. (a)	110,000	806,300
United Therapeutics Corp. (a)	44,700	1,977,528
Vertex Pharmaceuticals, Inc. (a)	70,800	4,250,832
Vical, Inc. (a)	80,000	233,600
ZIOPHARM Oncology, Inc. (a)	55,000	282,700
		55,934,594
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Conceptus, Inc. (a)	115,000	1,936,600
Genmark Diagnostics, Inc. (a)	45,500	204,750
		2,141,350
Health Care Supplies - 0.0%
Antares Pharma, Inc. (a)(d)	110,000	299,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,440,550

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Services - 1.4%
Accretive Health, Inc. (a)	125,378	$ 1,474,445
Catalyst Health Solutions, Inc. (a)	46,500	4,039,455
Express Scripts Holding Co. (a)	70,000	3,653,300
HMS Holdings Corp. (a)	21,000	562,590
		9,729,790
Managed Health Care - 1.0%
Health Net, Inc. (a)	50,000	1,281,000
Molina Healthcare, Inc. (a)	13,300	339,283
UnitedHealth Group, Inc.	95,000	5,298,150
		6,918,433
TOTAL HEALTH CARE PROVIDERS & SERVICES		16,648,223
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
SXC Health Solutions Corp. (a)	37,000	3,399,622
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	53,400	2,299,404
Patheon, Inc. (a)	75,000	135,789
		2,435,193
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Prestige Brands Holdings, Inc. (a)	121,892	1,673,577
PHARMACEUTICALS - 83.3%
Pharmaceuticals - 83.3%
Abbott Laboratories	448,590	27,718,376
Akorn, Inc. (a)	399,100	5,447,715
Alexza Pharmaceuticals, Inc. (a)	390,000	142,350
Allergan, Inc.	232,300	20,965,075
Astellas Pharma, Inc.	55,000	2,159,823
AstraZeneca PLC sponsored ADR	379,000	15,315,390
Auxilium Pharmaceuticals, Inc. (a)	126,200	2,410,420
Bristol-Myers Squibb Co.	676,110	22,541,507
Cadence Pharmaceuticals, Inc. (a)(d)	331,300	911,075
Cardiome Pharma Corp. (a)	297,400	121,934
Columbia Laboratories, Inc. (a)	470,600	324,526
DepoMed, Inc. (a)	264,000	1,356,960
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	114,400	3,366,792
Durect Corp. (a)	729,500	589,801
Elan Corp. PLC sponsored ADR (a)	1,019,400	14,230,824
Eli Lilly & Co.	534,200	21,875,490
Endo Pharmaceuticals Holdings, Inc. (a)	212,400	6,907,248
Endo Pharmaceuticals Holdings, Inc. rights (a)	9,000	0
Forest Laboratories, Inc. (a)	297,520	10,413,200
GlaxoSmithKline PLC sponsored ADR	1,083,400	47,788,774
Hi-Tech Pharmacal Co., Inc. (a)	43,000	1,242,270
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Hospira, Inc. (a)	56,000	$ 1,750,560
Impax Laboratories, Inc. (a)	163,500	3,389,355
Jazz Pharmaceuticals PLC (a)	206,000	8,899,200
Johnson & Johnson	235,000	14,671,050
KV Pharmaceutical Co. Class A (a)(d)	415,000	464,800
MAP Pharmaceuticals, Inc. (a)	27,112	319,108
Meda AB (A Shares)	90,000	862,820
Medicis Pharmaceutical Corp. Class A	160,200	5,783,220
Merck & Co., Inc.	1,471,536	55,300,322
Mylan, Inc. (a)	475,200	10,297,584
Nektar Therapeutics (a)(d)	350,500	2,348,350
Novartis AG sponsored ADR	275,598	14,339,364
Novo Nordisk A/S Series B sponsored ADR (d)	195,500	26,155,945
Obagi Medical Products, Inc. (a)	82,000	1,015,980
Ono Pharmaceutical Co. Ltd.	28,000	1,579,912
Optimer Pharmaceuticals, Inc. (a)(d)	293,000	4,377,420
Pain Therapeutics, Inc. (a)	216,721	812,704
Paladin Labs, Inc. (a)	107,600	4,635,910
Par Pharmaceutical Companies, Inc. (a)	102,400	3,670,016
Perrigo Co.	113,400	11,781,126
Pfizer, Inc.	1,874,488	40,995,053
Pozen, Inc. (a)	179,000	1,240,470
Questcor Pharmaceuticals, Inc. (a)(d)	149,200	6,176,880
Sagent Pharmaceuticals, Inc. (a)(d)	25,000	398,750
Salix Pharmaceuticals Ltd. (a)	124,900	6,471,069
Sanofi SA sponsored ADR (d)	1,413,022	48,085,139
Santarus, Inc. (a)	251,500	1,674,990
Shire PLC sponsored ADR	194,000	16,375,540
Sucampo Pharmaceuticals, Inc. Class A (a)	27,600	202,308
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	581,289	22,780,716
The Medicines Company (a)	160,500	3,527,790
UCB SA	47,000	2,207,817
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	574,927	28,093,688
Vectura Group PLC (a)	265,000	261,757
Virbac SA	11,467	1,830,672
ViroPharma, Inc. (a)	234,100	4,714,774
VIVUS, Inc. (a)(d)	215,800	5,349,682
Warner Chilcott PLC (a)	251,000	4,733,860
Watson Pharmaceuticals, Inc. (a)	159,800	11,392,142
XenoPort, Inc. (a)	210,000	1,234,800
		586,032,193
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Qualicorp SA	50,000	426,408
TOTAL COMMON STOCKS (Cost $561,943,547)		668,990,360
Convertible Preferred Stocks - 0.0%
	Shares	Value
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $250,054)	50,916	$ 250,054
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 0.17% (b)	34,960,163	34,960,163
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	42,082,665	42,082,665
TOTAL MONEY MARKET FUNDS (Cost $77,042,828)		77,042,828
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $639,236,429)		746,283,242
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(42,825,261)
NET ASSETS - 100%		$ 703,457,981
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,050,050 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 250,054
Puma Biotechnology, Inc.	10/4/11	$ 499,997
Puma Biotechnology, Inc. warrants 10/4/21	10/4/11	$ 2
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,257
Fidelity Securities Lending Cash Central Fund	108,815
Total	$ 120,072
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 668,990,360	$ 658,993,989	$ 9,996,370	$ 1
Convertible Preferred Stocks	250,054	-	-	250,054
Money Market Funds	77,042,828	77,042,828	-	-
Total Investments in Securities:	$ 746,283,242	$ 736,036,817	$ 9,996,370	$ 250,055
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 750,054
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(499,999)
Ending Balance	$ 250,055
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $644,151,430. Net unrealized appreciation aggregated $102,131,812, of which $131,035,815 related to appreciated investment securities and $28,904,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

May 31, 2012

1.802189.108

SOF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 3,199,764
COMMUNICATIONS EQUIPMENT - 3.2%
Communications Equipment - 3.2%
Acme Packet, Inc. (a)	214,700	4,912,336
Comverse Technology, Inc. (a)	2,111,700	12,902,487
Infinera Corp. (a)	400,000	2,564,000
Polycom, Inc. (a)	2,430,521	27,805,160
Riverbed Technology, Inc. (a)	310,900	5,098,760
		53,282,743
COMPUTERS & PERIPHERALS - 1.1%
Computer Hardware - 0.0%
Cray, Inc. (a)	7	75
Computer Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (a)	347,856	5,127,397
SanDisk Corp. (a)	415,900	13,599,930
		18,727,327
TOTAL COMPUTERS & PERIPHERALS		18,727,402
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
inContact, Inc. (a)(e)	3,026,876	15,830,561
ELECTRONIC EQUIPMENT & COMPONENTS - 2.5%
Electronic Components - 0.6%
Corning, Inc.	744,500	9,671,055
Electronic Manufacturing Services - 0.7%
Fabrinet (a)	280,034	3,265,196
Flextronics International Ltd. (a)	816,800	5,243,856
TE Connectivity Ltd.	86,700	2,724,114
		11,233,166
Technology Distributors - 1.2%
Arrow Electronics, Inc. (a)	422,457	14,325,517
BrightPoint, Inc. (a)	1,267,547	6,172,954
		20,498,471
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		41,402,692
INTERNET SOFTWARE & SERVICES - 21.3%
Internet Software & Services - 21.3%
Active Network, Inc. (e)	3,534,780	49,628,311
Akamai Technologies, Inc. (a)	245,000	7,188,300
Blinkx PLC (a)	3,015,633	1,924,346
Constant Contact, Inc. (a)(d)	75,814	1,535,234
Cornerstone OnDemand, Inc. (a)	88,823	1,780,901
Demandware, Inc. (d)	34,200	1,063,962
Digital River, Inc. (a)	82,300	1,201,580
eBay, Inc. (a)	1,021,400	40,028,666
Google, Inc. Class A (a)	275,800	160,201,188
IAC/InterActiveCorp	76,400	3,431,888

	Shares	Value
KIT Digital, Inc. (a)(d)	1,927,816	$ 6,284,680
LivePerson, Inc. (a)	58,600	1,011,436
MercadoLibre, Inc.	40,800	2,865,792
Rackspace Hosting, Inc. (a)	132,877	6,573,425
Responsys, Inc. (a)	478,355	4,912,706
Saba Software, Inc. (a)	283,805	2,369,772
SciQuest, Inc. (a)	35,000	550,900
SPS Commerce, Inc. (a)	85,636	2,366,979
Travelzoo, Inc. (a)(d)	25,000	583,000
Velti PLC (a)(d)	579,600	4,231,080
VeriSign, Inc.	108,000	4,128,840
Vocus, Inc. (a)	75,000	1,209,750
Web.com, Inc. (a)	1,197,557	19,065,107
Yahoo!, Inc. (a)	2,155,500	32,849,820
		356,987,663
IT SERVICES - 23.2%
Data Processing & Outsourced Services - 6.5%
DST Systems, Inc.	25,700	1,313,270
FleetCor Technologies, Inc. (a)	88,400	3,350,360
Genpact Ltd. (a)	40,300	628,277
Global Payments, Inc.	99,400	4,222,512
MasterCard, Inc. Class A	87,400	35,528,974
VeriFone Systems, Inc. (a)	145,200	5,243,172
Visa, Inc. Class A	470,700	54,224,640
WNS Holdings Ltd. sponsored ADR (a)	101,791	1,117,665
Wright Express Corp. (a)	65,900	3,694,354
		109,323,224
IT Consulting & Other Services - 16.7%
Accenture PLC Class A	250,300	14,292,130
Amdocs Ltd. (a)	60,000	1,725,000
Camelot Information Systems, Inc. ADR (a)(e)	2,301,356	5,085,997
Cognizant Technology Solutions Corp. Class A (a)	895,800	52,180,350
EPAM Systems, Inc.	613,428	10,734,990
HCL Technologies Ltd.	1	9
HiSoft Technology International Ltd. ADR (a)	446,700	5,829,435
IBM Corp.	764,089	147,392,768
iGate Corp. (a)	27,000	442,530
Lionbridge Technologies, Inc. (a)(e)	5,736,996	17,268,358
Sapient Corp.	102,300	1,125,300
ServiceSource International, Inc. (a)	545,800	6,549,600
Teradata Corp. (a)	111,100	7,385,928
Unisys Corp. (a)	73,100	1,148,401
Virtusa Corp. (a)	536,546	7,849,668
		279,010,464
TOTAL IT SERVICES		388,333,688
Common Stocks - continued
	Shares	Value
MEDIA - 1.4%
Advertising - 1.1%
MDC Partners, Inc.:
Class A	77,138	$ 749,010
Class A (sub. vtg.) (e)	1,768,914	17,176,149
		17,925,159
Broadcasting - 0.3%
Pandora Media, Inc.	571,463	6,137,513
TOTAL MEDIA		24,062,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
Semiconductors - 0.4%
RF Micro Devices, Inc. (a)	953,700	3,595,449
Texas Instruments, Inc.	106,400	3,030,272
		6,625,721
SOFTWARE - 44.8%
Application Software - 13.8%
Actuate Corp. (a)	245,000	1,636,600
Adobe Systems, Inc. (a)	604,000	18,754,200
AsiaInfo-Linkage, Inc. (a)	885,200	9,383,120
Autodesk, Inc. (a)	323,800	10,368,076
BroadSoft, Inc. (a)(d)	246,500	6,731,915
Callidus Software, Inc. (a)(d)(e)	2,292,467	11,439,410
Citrix Systems, Inc. (a)	603,300	44,089,164
Compuware Corp. (a)	445,200	4,006,800
Concur Technologies, Inc. (a)	49,900	3,086,315
Descartes Systems Group, Inc. (a)	1,431,300	11,820,680
Ebix, Inc. (d)	584,725	10,174,215
Informatica Corp. (a)	65,900	2,730,237
Kingdee International Software Group Co. Ltd.	6,654,000	1,105,921
Nuance Communications, Inc. (a)	439,500	9,093,255
Parametric Technology Corp. (a)	477,000	9,635,400
Pegasystems, Inc.	76,400	2,367,636
PROS Holdings, Inc. (a)	47,200	709,416
QLIK Technologies, Inc. (a)	113,500	2,579,855
RealPage, Inc. (a)(d)	373,700	6,670,545
salesforce.com, Inc. (a)	305,678	42,373,084
SolarWinds, Inc. (a)	80,000	3,668,800
Solera Holdings, Inc.	120,000	5,328,000
Synchronoss Technologies, Inc. (a)	62,332	1,116,366
Synopsys, Inc. (a)	210,900	6,232,095
TIBCO Software, Inc. (a)	102,500	2,741,875
TiVo, Inc. (a)	267,100	2,281,034
Verint Systems, Inc. (a)	48,864	1,403,374
		231,527,388
Home Entertainment Software - 0.3%
Activision Blizzard, Inc.	300,000	3,522,000
Take-Two Interactive Software, Inc. (a)	131,500	1,514,880
		5,036,880

	Shares	Value
Systems Software - 30.7%
Ariba, Inc. (a)	1,426,500	$ 64,092,645
BMC Software, Inc. (a)	138,000	5,840,160
CA, Inc.	327,500	8,144,925
Check Point Software Technologies Ltd. (a)	42,700	2,187,948
Fortinet, Inc. (a)	118,600	2,520,250
Imperva, Inc.	72,006	1,851,274
Microsoft Corp.	9,169,500	267,657,707
NetSuite, Inc. (a)	15,600	731,952
Opnet Technologies, Inc.	35,200	878,944
Oracle Corp.	4,204,500	111,293,115
Pervasive Software, Inc. (a)	613,384	4,355,026
Red Hat, Inc. (a)	225,100	11,565,638
Symantec Corp. (a)	1,039,000	15,418,760
VMware, Inc. Class A (a)	167,900	15,616,379
Websense, Inc. (a)	81,700	1,517,986
		513,672,709
TOTAL SOFTWARE		750,236,977
TOTAL COMMON STOCKS (Cost $1,589,619,011)		1,658,689,883
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (b)	19,605,084	19,605,084
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	22,599,251	22,599,251
TOTAL MONEY MARKET FUNDS (Cost $42,204,335)		42,204,335
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,631,823,346)		1,700,894,218
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(25,735,020)
NET ASSETS - 100%		$ 1,675,159,198
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,484
Fidelity Securities Lending Cash Central Fund	603,739
Total	$ 622,223
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Active Network, Inc.	$ 31,326,256	$ 24,420,977	$ -	$ -	$ 49,628,311
Callidus Software, Inc.	16,897,742	69,628	-	-	11,439,410
Camelot Information Systems, Inc. ADR	4,176,153	1,935,729	827,853	-	5,085,997
inContact, Inc.	14,738,399	1,302,149	-	-	15,830,561
Lionbridge Technologies, Inc.	13,016,304	2,003,738	-	-	17,268,358
MDC Partners, Inc. Class A (sub. vtg.)	16,274,035	5,709,620	-	384,782	17,176,149
Total	$ 96,428,889	$ 35,441,841	$ 827,853	$ 384,782	$ 116,428,786
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,658,689,883	$ 1,656,765,537	$ 1,924,346	$ -
Money Market Funds	42,204,335	42,204,335	-	-
Total Investments in Securities:	$ 1,700,894,218	$ 1,698,969,872	$ 1,924,346	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,639,855,080. Net unrealized appreciation aggregated $61,039,138, of which $174,896,259 related to appreciated investment securities and $113,857,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2012

1.802191.108

TEL-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Comverse Technology, Inc. (a)	14,337	$ 87,599
Nortel Networks Corp. (a)	8,071	0
		87,599
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.5%
Alternative Carriers - 11.4%
AboveNet, Inc. (a)	66,200	5,515,784
Cogent Communications Group, Inc. (a)	326,902	5,799,241
Level 3 Communications, Inc. (a)	391,391	8,309,231
tw telecom, inc. (a)	747,157	17,326,571
Vonage Holdings Corp. (a)	1,613,000	2,951,790
		39,902,617
Integrated Telecommunication Services - 55.1%
AT&T, Inc.	2,496,119	85,292,385
Atlantic Tele-Network, Inc.	107,000	3,520,300
CenturyLink, Inc.	777,684	30,500,766
China Unicom Ltd. sponsored ADR	214,700	2,949,978
Frontier Communications Corp. (d)	846,800	3,167,032
General Communications, Inc. Class A (a)	1,004,600	6,369,164
PT Telkomunikasi Indonesia Tbk Series B	872,500	721,027
PT XL Axiata Tbk	903,000	566,777
Telefonica Brasil SA sponsored ADR	152,863	3,610,624
Telenor ASA sponsored ADR	29,000	1,271,650
Verizon Communications, Inc.	1,232,641	51,327,171
Windstream Corp.	434,982	4,071,432
		193,368,306
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		233,270,923
MEDIA - 1.6%
Cable & Satellite - 1.6%
Cablevision Systems Corp. - NY Group Class A	76,000	869,440
Time Warner Cable, Inc.	14,900	1,123,460
Virgin Media, Inc. (d)	171,300	3,773,739
		5,766,639
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	29,003	519,444
WIRELESS TELECOMMUNICATION SERVICES - 23.9%
Wireless Telecommunication Services - 23.9%
Clearwire Corp. Class A (a)(d)	3,658,136	4,426,345

	Shares	Value
Crown Castle International Corp. (a)	320,383	$ 17,492,912
Leap Wireless International, Inc. (a)(d)	437,700	2,525,529
MetroPCS Communications, Inc. (a)	588,306	3,765,158
Mobile TeleSystems OJSC sponsored ADR	57,100	950,144
NII Holdings, Inc. (a)	366,900	4,226,688
NTELOS Holdings Corp.	176,306	3,374,497
NTT DoCoMo, Inc.	1,493	2,381,846
SBA Communications Corp. Class A (a)	331,982	17,246,465
Sprint Nextel Corp. (a)	4,167,350	10,710,090
Telephone & Data Systems, Inc.	305,500	6,064,175
TIM Participacoes SA sponsored ADR (d)	49,900	1,220,055
Turkcell Iletisim Hizmet A/S (a)	252,000	1,099,268
Vodafone Group PLC sponsored ADR	319,900	8,570,121
		84,053,293
TOTAL COMMON STOCKS (Cost $352,882,904)		323,697,898
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.17% (b)	25,428,136	25,428,136
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,046,051	10,046,051
TOTAL MONEY MARKET FUNDS (Cost $35,474,187)		35,474,187
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $388,357,091)	359,172,085
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(8,180,500)
NET ASSETS - 100%	$ 350,991,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,851
Fidelity Securities Lending Cash Central Fund	24,354
Total	$ 28,205
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 323,697,898	$ 319,495,757	$ 4,202,141	$ -
Money Market Funds	35,474,187	35,474,187	-	-
Total Investments in Securities:	$ 359,172,085	$ 354,969,944	$ 4,202,141	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $397,076,494. Net unrealized depreciation aggregated $37,904,409, of which $26,429,296 related to appreciated investment securities and $64,333,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.105

ATLC-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Comverse Technology, Inc. (a)	14,337	$ 87,599
Nortel Networks Corp. (a)	8,071	0
		87,599
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.5%
Alternative Carriers - 11.4%
AboveNet, Inc. (a)	66,200	5,515,784
Cogent Communications Group, Inc. (a)	326,902	5,799,241
Level 3 Communications, Inc. (a)	391,391	8,309,231
tw telecom, inc. (a)	747,157	17,326,571
Vonage Holdings Corp. (a)	1,613,000	2,951,790
		39,902,617
Integrated Telecommunication Services - 55.1%
AT&T, Inc.	2,496,119	85,292,385
Atlantic Tele-Network, Inc.	107,000	3,520,300
CenturyLink, Inc.	777,684	30,500,766
China Unicom Ltd. sponsored ADR	214,700	2,949,978
Frontier Communications Corp. (d)	846,800	3,167,032
General Communications, Inc. Class A (a)	1,004,600	6,369,164
PT Telkomunikasi Indonesia Tbk Series B	872,500	721,027
PT XL Axiata Tbk	903,000	566,777
Telefonica Brasil SA sponsored ADR	152,863	3,610,624
Telenor ASA sponsored ADR	29,000	1,271,650
Verizon Communications, Inc.	1,232,641	51,327,171
Windstream Corp.	434,982	4,071,432
		193,368,306
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		233,270,923
MEDIA - 1.6%
Cable & Satellite - 1.6%
Cablevision Systems Corp. - NY Group Class A	76,000	869,440
Time Warner Cable, Inc.	14,900	1,123,460
Virgin Media, Inc. (d)	171,300	3,773,739
		5,766,639
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	29,003	519,444
WIRELESS TELECOMMUNICATION SERVICES - 23.9%
Wireless Telecommunication Services - 23.9%
Clearwire Corp. Class A (a)(d)	3,658,136	4,426,345

	Shares	Value
Crown Castle International Corp. (a)	320,383	$ 17,492,912
Leap Wireless International, Inc. (a)(d)	437,700	2,525,529
MetroPCS Communications, Inc. (a)	588,306	3,765,158
Mobile TeleSystems OJSC sponsored ADR	57,100	950,144
NII Holdings, Inc. (a)	366,900	4,226,688
NTELOS Holdings Corp.	176,306	3,374,497
NTT DoCoMo, Inc.	1,493	2,381,846
SBA Communications Corp. Class A (a)	331,982	17,246,465
Sprint Nextel Corp. (a)	4,167,350	10,710,090
Telephone & Data Systems, Inc.	305,500	6,064,175
TIM Participacoes SA sponsored ADR (d)	49,900	1,220,055
Turkcell Iletisim Hizmet A/S (a)	252,000	1,099,268
Vodafone Group PLC sponsored ADR	319,900	8,570,121
		84,053,293
TOTAL COMMON STOCKS (Cost $352,882,904)		323,697,898
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.17% (b)	25,428,136	25,428,136
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,046,051	10,046,051
TOTAL MONEY MARKET FUNDS (Cost $35,474,187)		35,474,187
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $388,357,091)	359,172,085
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(8,180,500)
NET ASSETS - 100%	$ 350,991,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,851
Fidelity Securities Lending Cash Central Fund	24,354
Total	$ 28,205
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 323,697,898	$ 319,495,757	$ 4,202,141	$ -
Money Market Funds	35,474,187	35,474,187	-	-
Total Investments in Securities:	$ 359,172,085	$ 354,969,944	$ 4,202,141	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $397,076,494. Net unrealized depreciation aggregated $37,904,409, of which $26,429,296 related to appreciated investment securities and $64,333,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

May 31, 2012

1.802164.108

CYC-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
AEROSPACE & DEFENSE - 13.2%
Aerospace & Defense - 13.2%
Esterline Technologies Corp. (a)	50,760	$ 3,278,588
Honeywell International, Inc.	293,163	16,317,453
Rockwell Collins, Inc.	101,812	5,128,270
Textron, Inc.	547,984	12,948,862
United Technologies Corp.	419,600	31,096,556
		68,769,729
AIR FREIGHT & LOGISTICS - 3.6%
Air Freight & Logistics - 3.6%
United Parcel Service, Inc. Class B	252,332	18,909,760
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
WABCO Holdings, Inc. (a)	70,708	3,659,846
BUILDING PRODUCTS - 1.6%
Building Products - 1.6%
Owens Corning (a)	267,154	8,244,372
COMMERCIAL SERVICES & SUPPLIES - 2.7%
Environmental & Facility Services - 1.7%
Republic Services, Inc.	322,658	8,505,265
Office Services & Supplies - 0.7%
Mine Safety Appliances Co.	70,600	2,900,248
Pitney Bowes, Inc. (d)	64,000	872,960
		3,773,208
Security & Alarm Services - 0.3%
Corrections Corp. of America	59,399	1,548,532
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,827,005
CONSTRUCTION & ENGINEERING - 4.4%
Construction & Engineering - 4.4%
AECOM Technology Corp. (a)	302,161	4,922,203
EMCOR Group, Inc.	203,068	5,553,910
Fluor Corp.	92,281	4,326,133
Jacobs Engineering Group, Inc. (a)	117,585	4,176,619
Quanta Services, Inc. (a)	183,180	4,136,204
		23,115,069
ELECTRICAL EQUIPMENT - 9.3%
Electrical Components & Equipment - 9.3%
AMETEK, Inc.	163,775	8,305,030
Emerson Electric Co.	292,928	13,700,243
GrafTech International Ltd. (a)	273,894	2,922,449
Hubbell, Inc. Class B	87,826	6,931,228
Prysmian SpA	362,437	5,141,540
Regal-Beloit Corp.	137,460	8,287,463
Roper Industries, Inc.	32,658	3,305,643
		48,593,596

	Shares	Value
INDUSTRIAL CONGLOMERATES - 21.3%
Industrial Conglomerates - 21.3%
3M Co.	247,048	$ 20,853,322
Carlisle Companies, Inc.	94,246	4,898,907
Danaher Corp.	376,898	19,587,389
General Electric Co.	2,733,526	52,183,014
Tyco International Ltd.	248,194	13,193,993
		110,716,625
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	63,500	2,581,910
MACHINERY - 21.2%
Construction & Farm Machinery & Heavy Trucks - 5.9%
Cummins, Inc.	162,761	15,779,679
Fiat Industrial SpA	505,996	5,112,150
Fiat Industrial SpA:
rights 6/20/12 (a)	509,896	9
rights 6/20/12 (a)	509,896	19
Joy Global, Inc.	76,655	4,281,948
Manitowoc Co., Inc.	538,711	5,602,594
		30,776,399
Industrial Machinery - 15.3%
Actuant Corp. Class A	121,716	3,185,308
Dover Corp.	150,060	8,487,394
EnPro Industries, Inc. (a)	42,000	1,617,840
Flowserve Corp.	42,000	4,316,760
Graco, Inc.	122,400	5,896,008
Harsco Corp.	95,400	1,917,540
Illinois Tool Works, Inc.	237,969	13,361,959
Ingersoll-Rand PLC	212,127	8,762,966
Pall Corp.	106,739	5,941,093
Parker Hannifin Corp.	113,114	9,245,938
SPX Corp.	52,100	3,742,343
Timken Co.	61,158	2,917,237
TriMas Corp. (a)	192,729	3,856,507
Valmont Industries, Inc.	54,553	6,246,319
		79,495,212
TOTAL MACHINERY		110,271,611
MARINE - 0.1%
Marine - 0.1%
Kirby Corp. (a)	13,900	733,642
PROFESSIONAL SERVICES - 4.1%
Human Resource & Employment Services - 1.6%
Manpower, Inc.	76,300	2,742,985
Towers Watson & Co.	90,955	5,480,948
		8,223,933
Research & Consulting Services - 2.5%
Bureau Veritas SA	33,033	2,846,571
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Dun & Bradstreet Corp.	53,340	$ 3,604,184
IHS, Inc. Class A (a)	68,388	6,769,728
		13,220,483
TOTAL PROFESSIONAL SERVICES		21,444,416
ROAD & RAIL - 6.9%
Railroads - 6.3%
CSX Corp.	463,337	9,679,110
Genesee & Wyoming, Inc. Class A (a)	63,899	3,201,979
Union Pacific Corp.	180,755	20,136,107
		33,017,196
Trucking - 0.6%
J.B. Hunt Transport Services, Inc.	53,119	3,034,688
TOTAL ROAD & RAIL		36,051,884
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
W.W. Grainger, Inc.	19,191	3,716,337
Watsco, Inc.	62,700	4,615,347
WESCO International, Inc. (a)	86,050	5,119,115
		13,450,799
TRANSPORTATION INFRASTRUCTURE - 0.6%
Airport Services - 0.6%
Wesco Aircraft Holdings, Inc. (a)	235,289	3,263,458
TOTAL COMMON STOCKS (Cost $427,944,093)		483,633,722
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 1,179,681	1,179,681
8% 12/6/14 (f)	1,108,200	1,108,200
TOTAL CONVERTIBLE BONDS (Cost $2,287,881)		2,287,881
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (e) (Cost $319,938)	320,000	319,948
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	28,197,861	$ 28,197,861
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	701,525	701,525
TOTAL MONEY MARKET FUNDS (Cost $28,899,386)		28,899,386
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $459,451,298)	515,140,937
NET OTHER ASSETS (LIABILITIES) - 1.1%	5,925,215
NET ASSETS - 100%	$ 521,066,152
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
149 CME E-mini S&P Select Sector Industrial Index Contracts	June 2012	$ 5,146,460	$ (295,667)

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,952.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,287,881 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,179,681
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11	$ 1,108,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,087
Fidelity Securities Lending Cash Central Fund	19,059
Total	$ 25,146
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 483,633,722	$ 470,533,433	$ 13,100,289	$ -
Convertible Bonds	2,287,881	-	-	2,287,881
U.S. Treasury Obligations	319,948	-	319,948	-
Money Market Funds	28,899,386	28,899,386	-	-
Total Investments in Securities:	$ 515,140,937	$ 499,432,819	$ 13,420,237	$ 2,287,881
Derivative Instruments:
Liabilities
Futures Contracts	$ (295,667)	$ (295,667)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,287,881
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,287,881
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $461,453,421. Net unrealized appreciation aggregated $53,687,516, of which $72,209,799 related to appreciated investment securities and $18,522,283 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

May 31, 2012

1.802193.108

UTI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
ELECTRIC UTILITIES - 55.9%
Electric Utilities - 55.9%
American Electric Power Co., Inc.	432,100	$ 16,640,171
Duke Energy Corp.	2,637,478	57,971,766
Edison International	1,079,773	48,546,594
Exelon Corp.	140,838	5,208,189
FirstEnergy Corp.	987,601	46,209,851
Great Plains Energy, Inc.	698,705	13,918,204
ITC Holdings Corp.	52,255	3,602,982
NextEra Energy, Inc.	784,077	51,231,591
Northeast Utilities	599,591	21,591,272
OGE Energy Corp.	278,704	14,838,201
Pepco Holdings, Inc. (d)	325,700	6,207,842
Pinnacle West Capital Corp.	143,800	7,100,844
Southern Co.	244,312	11,216,364
UIL Holdings Corp.	197,140	6,665,303
		310,949,174
GAS UTILITIES - 5.3%
Gas Utilities - 5.3%
Atmos Energy Corp.	180,706	5,988,597
National Fuel Gas Co.	103,576	4,477,590
ONEOK, Inc.	232,025	19,255,755
		29,721,942
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.8%
Independent Power Producers & Energy Traders - 6.8%
Calpine Corp. (a)	818,001	13,742,417
GenOn Energy, Inc. (a)	1,519,619	2,613,745
NRG Energy, Inc. (a)	493,194	7,555,732
The AES Corp. (a)	1,141,036	13,795,125
		37,707,019
MULTI-UTILITIES - 20.5%
Multi-Utilities - 20.5%
CenterPoint Energy, Inc.	1,316,922	26,641,332
NiSource, Inc.	1,003,523	25,178,392
PG&E Corp.	775,897	33,906,699
Sempra Energy	410,055	26,657,676
Xcel Energy, Inc.	58,995	1,653,040
		114,037,139
OIL, GAS & CONSUMABLE FUELS - 3.9%
Oil & Gas Storage & Transport - 3.9%
Atlas Energy LP	120,036	4,142,442

	Shares	Value
Cheniere Energy, Inc. (a)	470,596	$ 6,607,168
Kinder Morgan Holding Co. LLC	140,059	4,788,617
Kinder Morgan Holding Co. LLC warrants 2/15/17	211,860	483,041
Williams Companies, Inc.	179,270	5,473,113
		21,494,381
WATER UTILITIES - 3.3%
Water Utilities - 3.3%
American Water Works Co., Inc.	540,100	18,476,821
TOTAL COMMON STOCKS (Cost $507,551,445)		532,386,476
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b)	12,976,029	12,976,029
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,045,000	6,045,000
TOTAL MONEY MARKET FUNDS (Cost $19,021,029)		19,021,029
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,810,000)	$ 4,810,025	4,810,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $531,382,474)	556,217,505
NET OTHER ASSETS (LIABILITIES) - 0.0%	(241,722)
NET ASSETS - 100%	$ 555,975,783
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,810,000 due 6/01/12 at 0.19%
Barclays Capital, Inc.	$ 1,341,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	945,477
UBS Securities LLC	2,522,675
$ 4,810,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,065
Fidelity Securities Lending Cash Central Fund	26,290
Total	$ 32,355
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 532,386,476	$ 532,386,476	$ -	$ -
Money Market Funds	19,021,029	19,021,029	-	-
Cash Equivalents	4,810,000	-	4,810,000	-
Total Investments in Securities:	$ 556,217,505	$ 551,407,505	$ 4,810,000	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $532,047,793. Net unrealized appreciation aggregated $24,169,712, of which $30,506,547 related to appreciated investment securities and $6,336,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2012

1.802192.108

TRN-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
AIR FREIGHT & LOGISTICS - 30.7%
Air Freight & Logistics - 30.7%
Air Transport Services Group, Inc. (a)	431,708	$ 2,188,760
C.H. Robinson Worldwide, Inc.	72,696	4,235,269
Expeditors International of Washington, Inc.	43,900	1,679,175
FedEx Corp.	106,600	9,502,324
Forward Air Corp.	39,200	1,243,816
Hub Group, Inc. Class A (a)	76,800	2,684,928
Pacer International, Inc. (a)	268,854	1,516,337
United Parcel Service, Inc. Class B	488,800	36,630,672
UTI Worldwide, Inc.	142,900	2,234,956
		61,916,237
AIRLINES - 17.3%
Airlines - 17.3%
Alaska Air Group, Inc. (a)	110,000	3,773,000
Allegiant Travel Co. (a)	14,300	927,355
Copa Holdings SA Class A	30,500	2,532,110
Dart Group PLC	638,217	651,131
Delta Air Lines, Inc. (a)	719,902	8,710,814
Republic Airways Holdings, Inc. (a)	205,400	1,113,268
SkyWest, Inc.	107,900	760,695
Southwest Airlines Co.	667,200	6,024,816
Spirit Airlines, Inc. (a)	70,600	1,455,066
United Continental Holdings, Inc. (a)(d)	271,536	6,834,561
US Airways Group, Inc. (a)	156,100	2,063,642
		34,846,458
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Stoneridge, Inc. (a)	64,208	452,666
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Cosco International Holdings Ltd.	24,000	9,555
MACHINERY - 1.0%
Construction & Farm Machinery & Heavy Trucks - 1.0%
ASL Marine Holdings Ltd.	1,250,200	553,014
FreightCar America, Inc.	38,700	767,421
Wabtec Corp.	9,200	668,012
		1,988,447
MARINE - 3.4%
Marine - 3.4%
Diana Shipping, Inc. (a)	25,100	193,270
Eagle Bulk Shipping, Inc. (a)(d)	82,350	247,874
Kirby Corp. (a)	100,320	5,294,890
Navios Maritime Holdings, Inc.	366,600	1,217,112
		6,953,146
MEDIA - 0.2%
Movies & Entertainment - 0.2%
Advanced Inflight Alliance AG	87,100	405,941

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.5%
Oil & Gas Storage & Transport - 2.5%
Navios Maritime Acquisition Corp.	1,016,232	$ 2,713,339
Scorpio Tankers, Inc. (a)	394,500	2,205,255
Teekay Corp.	8,100	218,214
		5,136,808
ROAD & RAIL - 39.5%
Railroads - 27.6%
CSX Corp.	506,619	10,583,271
Norfolk Southern Corp.	162,400	10,640,448
Union Pacific Corp.	310,068	34,541,575
		55,765,294
Trucking - 11.9%
Con-way, Inc.	120,500	4,259,675
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	113,271
Class A	74,100	655,733
J.B. Hunt Transport Services, Inc.	89,300	5,101,709
Landstar System, Inc.	60,400	3,183,080
Marten Transport Ltd.	64,000	1,310,080
Old Dominion Freight Lines, Inc. (a)	92,400	4,024,944
Quality Distribution, Inc. (a)	68,800	730,656
Saia, Inc. (a)	47,800	1,033,914
Swift Transporation Co. (a)	201,400	2,136,854
Tegma Gestao Logistica SA	64,000	936,113
Vitran Corp., Inc. (a)	64,600	452,200
		23,938,229
TOTAL ROAD & RAIL		79,703,523
TOTAL COMMON STOCKS (Cost $162,247,929)		191,412,781
Convertible Bonds - 0.5%
Principal Amount
MARINE - 0.5%
Marine - 0.5%
DryShips, Inc. 5% 12/1/14 (Cost $1,084,189)	$ 1,500,000	1,027,500
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	9,417,055	$ 9,417,055
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,960,713	1,960,713
TOTAL MONEY MARKET FUNDS (Cost $11,377,768)		11,377,768
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $174,709,886)	203,818,049
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,881,334)
NET ASSETS - 100%	$ 201,936,715
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,271 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,664
Fidelity Securities Lending Cash Central Fund	14,490
Total	$ 17,154
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 191,412,781	$ 190,355,709	$ 1,057,072	$ -
Convertible Bonds	1,027,500	-	1,027,500	-
Money Market Funds	11,377,768	11,377,768	-	-
Total Investments in Securities:	$ 203,818,049	$ 201,733,477	$ 2,084,572	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $175,006,300. Net unrealized appreciation aggregated $28,811,749, of which $36,685,962 related to appreciated investment securities and $7,874,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012